Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	VNET
Entity Registrant Name	21VIANET GROUP, INC.
Entity Central Index Key	0001508475
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	282,959,863
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	64,038,642

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY	Dec. 31, 2012 Class A Ordinary Shares USD ($)	Dec. 31, 2012 Class A Ordinary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2012 Class B Ordinary Shares USD ($)	Dec. 31, 2012 Class B Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 69,382	[1]	432,254	[1]	410,389
Restricted cash	30,781		191,766		4,578
Accounts receivable (net of allowance for doubtful accounts of RMB2,121 and RMB341 (US$55) as of December 31, 2011 and 2012, respectively)	47,089		293,369		147,624
Short-term investments	35,746		222,701		894,540
Prepaid expenses and other current assets	15,370		95,756		47,575
Deferred tax assets	1,378		8,585		4,872
Amounts due from related parties	3,006		18,726		41,643
Total current assets	202,752		1,263,157		1,551,221
Non-current assets:
Property and equipment, net	132,054		822,707		453,883
Intangible assets, net	48,781		303,909		159,439
Goodwill	47,622		296,688		217,436
Restricted cash	35,574		221,628
Deferred tax assets	1,803		11,231		12,773
Long-term investments	9,245		57,599		8,200
Total non-current assets	275,079		1,713,762		851,731
Total assets	477,831		2,976,919		2,402,952
Current liabilities:
Short-term bank borrowings (including short-term bank borrowings of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB100,000 and RMB176,961 (US$28,404) as of December 31, 2011 and 2012, respectively)	28,404		176,961		100,000
Accounts payable (including accounts payable of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB82,008 and RMB108,860 (US$17,473) as of December 31, 2011 and 2012, respectively)	17,587		109,571		82,131
Notes payable (including notes payable of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB4,578 and nil as of December 31, 2011 and 2012, respectively)					4,578
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB96,189 and RMB124,885 (US$20,045) as of December 31, 2011 and 2012, respectively)	26,890		167,498		124,326
Advances from customers (including advances from customers of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB23,238 and RMB22,976 (US$3,688) as of December 31, 2011 and 2012, respectively)	3,688		22,976		23,238
Income taxes payable (including income taxes payable of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB5,634 and RMB23,503 (US$3,772) as of December 31, 2011 and 2012, respectively)	3,773		23,506		5,634
Amounts due to related parties-current (including amounts due to related parties-current of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB96,618 and RMB88,162 (US$14,151) as of December 31, 2011 and 2012, respectively)	16,860		105,037		96,618
Current portion of long term bank borrowings (including current portion of long term bank borrowings of the Consolidated VIE without recourse to 21Vianet Group, Inc. of nil and nil as of December 31, 2011 and 2012, respectively)	26,946		167,879
Current portion of capital lease obligations (including current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB26,012 and RMB36,719 (US$5,894) as of December 31, 2011 and 2012, respectively)	5,894		36,719		26,012
Total current liabilities	130,042		810,147		462,537
Non-current liabilities:
Amounts due to related parties-non-current (including amounts due to related parties-non-current of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB124,493 and RMB50,715 (US$8,140) as of December 31, 2011 and 2012, respectively)	13,855		86,316		124,493
Long-term borrowings (including long-term borrowings of the Consolidated VIE without recourse to 21Vianet Group, Inc. of nil and nil as of December 31, 2011 and 2012, respectively)	10,112		63,000
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB73,896 and RMB52,352 (US$8,403) as of December 31, 2011 and 2012, respectively)	8,403		52,352		73,896
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB26,712 and RMB12,340 (US$1,981) as of December 31, 2011 and 2012, respectively)	1,981		12,340		26,801
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB39,682 and RMB41,712 (US$6,695) as of December 31, 2011 and 2012, respectively)	7,169		44,666		39,682
Deferred government grants (including deferred government grants of the Consolidated VIE without recourse to 21Vianet Group, Inc. of RMB5,819 and RMB18,793 (US$3,016) as of December 31, 2011 and 2012, respectively)	3,016		18,793		5,819
Total non-current liabilities	44,536		277,467		270,691
Total liabilities	174,578		1,087,614		733,228
Commitments and contingencies
Shareholders' equity:
Ordinary shares						3	19	13	1	4	10
Additional paid-in capital	528,861		3,294,855		3,277,658
Accumulated other comprehensive loss	(9,208)		(57,367)		(54,779)
Statutory reserves	4,153		25,871		15,837
Accumulated deficit	(220,204)		(1,371,877)		(1,418,167)
Treasury stock	(3,323)		(20,702)		(168,018)
Total 21Vianet Group, Inc. shareholders' equity	300,283		1,870,803		1,652,554
Non-controlling interest	2,970		18,502		17,170
Total shareholders' equity	303,253		1,889,305		1,669,724
Total liabilities and shareholders' equity	$ 477,831		2,976,919		2,402,952

[1]	As of December 31, 2012, besides these cash and cash equivalents, the Company also holds fixed rate time deposits with maturities greater than three months of RMB222,701 (US$35,746).

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2012 Class A Ordinary Shares USD ($)	Dec. 31, 2012 Class A Ordinary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2012 Class B Ordinary Shares USD ($)	Dec. 31, 2012 Class B Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY
Short-term bank borrowings of the Consolidated VIE without recourse to 21Vianet Group, Inc.	$ 28,404	176,961	100,000
Accounts payable of the Consolidated VIE without recourse to 21Vianet Group, Inc.	17,473	108,860	82,008
Notes payable of the Consolidated VIE without recourse to 21Vianet Group, Inc.			4,578
Accrued expenses and other payables of the Consolidated VIE without recourse to 21Vianet Group, Inc.	20,045	124,885	96,189
Advance from customers of the Consolidated VIE without recourse to 21Vianet Group, Inc.	3,688	22,976	23,238
Income tax payables of the Consolidated VIE without recourse to 21Vianet Group, Inc.	3,772	23,503	5,634
Amount due to related parties of the Consolidated VIE without recourse to 21Vianet Group, Inc.	14,151	88,162	96,618
Current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc.	5,894	36,719	26,012
Amount due to related parties non-current of the Consolidated VIE without recourse to 21Vianet Group, Inc.	8,140	50,715	124,493
Non-current portion of capital lease obligations of the Consolidated VIE without recourse to 21Vianet Group, Inc.	8,403	52,352	73,896
Unrecognized tax benefits of the Consolidated VIE without recourse to 21Vianet Group, Inc.	1,981	12,340	26,712
Deferred tax liabilities of the Consolidated VIE without recourse to 21Vianet Group, Inc.	6,695	41,712	39,682
Deferred government grants of the Consolidated VIE without recourse to 21Vianet Group, Inc.	$ 3,016	18,793	5,819
Ordinary shares, par value				$ 0.00001	0.00001	0.00001	$ 0.00001	0.00001	0.00001
Ordinary shares, shares authorized				470,000,000	470,000,000	470,000,000	300,000,000	300,000,000	300,000,000
Ordinary shares, shares issued				282,959,863	282,959,863	180,993,644	64,038,642	64,038,642	154,632,392
Ordinary shares, shares outstanding				282,959,863	282,959,863	180,993,644	64,038,642	64,038,642	154,632,392

CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenues
Hosting and related services	$ 139,144	866,882	614,612	374,946
Managed network services	105,500	657,276	406,317	150,257
Total net revenues	244,644	1,524,158	1,020,929	525,203
Cost of revenues	(176,318)	(1,098,477)	(744,371)	(396,858)
Gross profit	68,326	425,681	276,558	128,345
Operating expenses
Sales and marketing expenses	(17,636)	(109,871)	(80,885)	(51,392)
General and administrative expenses	(24,640)	(153,512)	(82,926)	(282,298)
Research and development expenses	(10,261)	(63,929)	(34,657)	(19,924)
Changes in the fair value of contingent purchase consideration payable	(2,798)	(17,430)	(63,185)	(7,537)
Operating (loss) profit	12,991	80,939	14,905	(232,806)
Interest income	2,616	16,301	14,939	580
Interest expense	(1,826)	(11,376)	(4,398)	(2,793)
Other income	1,864	11,616	1,943	1,152
Other expense	(348)	(2,167)	(520)	(906)
Loss from equity method investment	(177)	(1,101)
Foreign exchange gain	(64)	(397)	32,747	1,646
(Loss) profit from continuing operations before income taxes	15,056	93,815	59,616	(233,127)
Income tax expense	(5,804)	(36,159)	(13,677)	(1,588)
Net profit (loss) from continuing operations	9,252	57,656	45,939	(234,715)
Loss from discontinued operations				(12,952)
Net (loss) profit	9,252	57,656	45,939	(247,667)
Net income attributable to non-controlling interest	(214)	(1,332)	(27,495)	(7,722)
Net (loss) income attributable to the company's ordinary shareholders	$ 9,038	56,324	18,444	(255,389)
Earnings (loss) per share:
Net profit (loss) from continuing operations	$ 0.03	0.16	0.07	(3.39)
Loss from discontinued operations				(0.18)
Basic	$ 0.03	0.16	0.07	(3.57)
Net profit (loss) from continuing operations	$ 0.03	0.16	0.06	(3.39)
Loss from discontinued operations				(0.18)
Diluted	$ 0.03	0.16	0.06	(3.57)
Shares used in earnings (loss) per share computation:
Basic	342,533,167	342,533,167	259,595,677	71,526,320
Diluted	356,784,209	356,784,209	316,807,661	182,492,500

CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net (loss) profit	$ 9,252	57,656	45,939	(247,667)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net of tax	(348)	(2,171)	(56,253)	758
Other comprehensive income (loss), net of tax	(348)	(2,171)	(56,253)	758
Comprehensive (loss) income	8,904	55,485	(10,314)	(246,909)
Less: comprehensive income attributable to non-controlling interest	2,970	18,502	17,170	120,371
Comprehensive (loss) income attributable to the Company's ordinary shareholders	$ 11,874	73,987	6,856	(126,538)

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net profit/(loss) from continuing operations	$ 9,252		57,656		45,939	(234,715)
Loss from discontinued operations						(12,952)
Adjustments to reconcile net loss to net cash generated from operating activities:
Foreign exchange (loss) gain	64		397		(32,747)	(1,646)
Changes in the fair value of contingent purchase consideration payable	2,798		17,430		63,185	7,537
Depreciation of property and equipment	14,893		92,786		58,873	21,854
Amortization of intangible assets	5,678		35,377		30,104	11,658
Loss on disposal of property and equipment	287		1,786		412	759
Loss on disposal of intangible assets					3	43
Provision for doubtful accounts	86		538		183	1,097
Stock based compensation expense	10,856		67,632		41,959	277,881
Deferred income taxes	(1,496)		(9,322)		(18,492)	(9,050)
Bargain purchase gain	(1,692)		(10,539)
Loss from equity method investment	177		1,101
Changes in operating assets and liabilities:
Accounts receivable	(21,153)		(131,783)		(66,436)	(24,892)
Prepayments and other current assets	(1,145)		(7,131)		(6,701)	5,481
Amounts due from related parties	5,736		35,713		(34,093)	(7,862)
Accounts payable	3,243		20,204		14,955	(7,441)
Unrecognized tax benefits (expense)	(2,321)		(14,461)		21,226	4,271
Accrued expenses and other payables	(106)		(660)		48,291	6,103
Advances from customers	(1,148)		(7,155)		5,918	6,630
Income taxes payable	2,831		17,639		2,089	1,474
Deferred government grants	2,082		12,974		419	5,400
Amounts due to related parties	(1,005)		(6,259)		(8,952)	29,742
Net cash generated from operating activities	27,917		173,923		166,135	81,372
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(71,704)		(446,725)		(255,755)	(58,619)
Purchases of intangible assets	(21,489)		(133,882)		(802)	(730)
Proceeds from disposal of property and equipment	32		202		7,598	26,713
Payments for short-term investments	(42,926)		(267,434)		(1,650,295)
Loan to a related party	(2,412)		(15,024)
Proceeds received from maturity of short-term investments	150,764		939,273		747,144
Payments for acquisitions, net of cash acquired (Note 4)	(10,765)		(67,067)		(107,744)	(47,560)
Payments for long-term investments	(8,106)		(50,500)		(8,200)
Loans to shareholder of iJoy Holding Limited (Note 4)	(2,068)		(12,885)
Restricted cash	(19,523)		(121,628)
Deemed distribution to the shareholders for the accounting disposal of the Non-IDC business of Shanghai Guotong Network Co., Ltd., net (Note 1(b)(iii))						36,564
Deemed contribution from shareholders for the accounting disposal of the Non-IDC business of Guangzhou Juliang Internet Information Technology Co., Ltd., net (Note 1(b)(iii))						3,716
Deemed contribution from the shareholders for the legal disposal of certain carved-out entities (Note 1(b)(iv))						39,300
Net cash used in investing activities	(28,197)		(175,670)		(1,268,054)	(616)
CASH FLOWS FROM FINANCING ACTIVITIES
Restricted cash	(46,097)		(287,188)		(137)	6,835
Proceeds from exercise of stock options	530		3,300		9,798
Proceeds from issuance of ordinary shares					1,332,904	17
Amounts due to related parties						(111,350)
Repurchase of ordinary shares					(190,022)
Proceeds from issuance of preferred shares					230,220
Dividends paid to non-controlling interest					(3,816)
Proceeds from long-term bank borrowings	37,219		231,879
Proceeds from short-term bank borrowings	28,404		176,961		110,000	55,000
Repayment of long-term bank borrowings	(161)		(1,000)
Repayment of short-term bank borrowings	(16,051)		(100,000)		(45,000)	(20,000)
Net cash (used in) generated from financing activities	3,844		23,952		1,443,947	(69,498)
Effect of foreign exchange rate changes on cash and short term investments	(55)		(340)		(14,895)
Net increase (decrease) in cash	3,509		21,865		327,133	11,258
Cash and cash equivalents at beginning of year	65,873		410,389		83,256	71,998
Cash and cash equivalents at end of year	69,382	[1]	432,254	[1]	410,389	83,256
Supplemental disclosures of cash flow information:
Income taxes paid	(7,141)		(44,491)		(8,854)	(2,934)
Interest paid	(1,706)		(10,630)		(4,398)	(2,793)
Interest received	3,146		19,598		4,644	580
Supplemental disclosures of non-cash activities:
Purchase of property and equipment through capital leases	(1,739)		(10,837)		25,894	61,678
Purchase of property and equipment included in accrued expenses and other payables, notes payable, and amounts due related parties	2,054		12,797		4,930	29,676
Purchase of intangible assets included in accrued expenses and other payables	3,172		19,761		218	(229)
Disposal of property and equipment included in amounts due from related parties					5,913	(5,913)
Disposal of intangible assets included in amounts due from related parties						(917)
Contingent consideration related to the acquisitions of the Managed Network Entities, Gehua and Fastweb included in the amounts due to related parties	(3,620)		(23,889)		77,686	136,741
Call option to purchase the remaining 49% equity interest in the Managed Network Entities						(6,765)
Waiver of liability from the shareholder (Note 1(b)(v))						(116,069)
Conversion of redeemable convertible preferred shares into ordinary shares concurrent with initial public offering					1,221,330

[1]	As of December 31, 2012, besides these cash and cash equivalents, the Company also holds fixed rate time deposits with maturities greater than three months of RMB222,701 (US$35,746).

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Fixed rate time deposits with maturities greater than three months	$ 35,746	222,701

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Non-IDC business of Shanghai Guotong Network Co., Ltd. CNY	Guangzhou Juliang Internet Information Technology Co., Ltd. CNY	Non-IDC business of Guangzhou Juliang Internet Information Technology Co.,Ltd. CNY	Ordinary shares USD ($)	Ordinary shares CNY	Treasury stock USD ($)	Treasury stock CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Additional paid-in capital Guangzhou Juliang Internet Information Technology Co., Ltd. CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Accumulated deficit Non-IDC business of Shanghai Guotong Network Co., Ltd. CNY	Accumulated deficit Non-IDC business of Guangzhou Juliang Internet Information Technology Co.,Ltd. CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity USD ($)	Total 21Vianet Group, Inc. shareholders' (deficit) equity CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity Non-IDC business of Shanghai Guotong Network Co., Ltd. CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity Guangzhou Juliang Internet Information Technology Co., Ltd. CNY	Total 21Vianet Group, Inc. shareholders' (deficit) equity Non-IDC business of Guangzhou Juliang Internet Information Technology Co.,Ltd. CNY	Non-controlling interest USD ($)	Non-controlling interest CNY
Beginning Balance at Dec. 31, 2009		(970,916)					5				68,960			716		10,422		(1,068,004)				(987,901)					16,985
Beginning Balance (in shares) at Dec. 31, 2009							71,526,320
Consolidated net profit (loss)		(247,667)																(255,389)				(255,389)					7,722
Other comprehensive income (loss), net of tax		758												758								758
Acquisition of the Managed Network Entities		98,019																									98,019
Call option to purchase the remaining 49% equity interests in the Managed Network Entities		(6,765)																									(6,765)
Additional paid in capital upon the reorganization		17									17											17
Capital contributed by non-controlling Interest		4,410																									4,410
Share based compensation (in shares)							24,826,090
Share based compensation		277,881					2				277,879											277,881
Deemed distribution to the shareholders for the accounting disposal			(27,869)		(2,764)														(27,869)	(2,764)			(27,869)		(2,764)
Deemed contribution from shareholders for the legal disposal				10,000								10,000												10,000
Deemed contribution from the shareholders for the legal disposal of certain carved-out entities		39,300									39,300											39,300
Waiver of liability from the shareholder		116,069									116,069											116,069
Appropriation of statutory reserves																3,721		(3,721)
Ending Balance at Dec. 31, 2010		(709,527)					7				512,225			1,474		14,143		(1,357,747)				(829,898)					120,371
Ending Balance (in shares) at Dec. 31, 2010							96,352,410
Consolidated net profit (loss)		45,939																18,444				18,444					27,495
Other comprehensive income (loss), net of tax		(56,253)												(56,253)								(56,253)
Share based compensation		41,959									41,959											41,959
Beneficial conversion features related to the issuance of Series C1 Preferred Shares Entities											77,170							(77,170)
conversion from preferred shares (in shares)							148,162,920
conversion from preferred shares		1,221,330					10				1,221,320											1,221,330
Net proceeds from issuance of ordinary shares upon IPO (in shares)							89,700,000
Net proceeds from issuance of ordinary shares upon IPO		1,332,904					5				1,332,899											1,332,904
Share repurchase (in shares)							(18,135,192)
Share repurchase		(190,022)							(190,022)													(190,022)
Share options exercised (in shares)							10,226,440
Share options exercised		9,798					1				9,797											9,798
Shares issued to depository bank		8,207,178					8,207,178
Settlement of share options exercised with shares held by depository bank, share							(987,720)
Purchase of 49% equity interest in Managed Network Entities		(169,168)									(42,288)											(42,288)					(126,880)
Settlement of stock consideration by treasury Stock (in shares)							2,100,000
Settlement of stock consideration by treasury stock		20,156							22,004		(1,848)											20,156
Reclassification of contingent consideration payable upon resolution of contingencies		126,424									126,424											126,424
Appropriation of dividend to non-controlling interests		(3,816)																									(3,816)
Appropriation of statutory reserves																1,694		(1,694)
Ending Balance at Dec. 31, 2011		1,669,724					23		(168,018)		3,277,658			(54,779)		15,837		(1,418,167)				1,652,554					17,170
Ending Balance (in shares) at Dec. 31, 2011							335,626,036
Consolidated net profit (loss)	9,252	57,656																56,324				56,324					1,332
Other comprehensive income (loss), net of tax	(348)	(2,171)												(2,171)								(2,171)
Share based compensation		67,632									67,632											67,632
Share repurchase (in shares)						(2,686,965)	(2,686,965)
Share options exercised (in shares)	3,128,472					3,128,472	3,128,472
Share options exercised		3,300									3,300											3,300
Restricted share units vested						645,491	645,491
Settlement of share options exercised with shares held by depository bank						(3,773,963)	(3,773,963)
Settlement of stock consideration by treasury Stock (in shares)						14,059,434	14,059,434
Settlement of stock consideration by treasury stock									147,316		(146,899)			(417)
Reclassification of contingent consideration payable upon resolution of contingencies		93,164									93,164											93,164
Appropriation of statutory reserves																10,034		(10,034)
Ending Balance at Dec. 31, 2012	$ 303,253	1,889,305				$ 4	23	$ (3,323)	(20,702)	$ 528,861	3,294,855		$ (9,208)	(57,367)	$ 4,153	25,871	$ (220,204)	(1,371,877)			$ 300,283	1,870,803				$ 2,970	18,502
Ending Balance (in shares) at Dec. 31, 2012						346,998,505

ORGANIZATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION
1.	ORGANIZATION

21Vianet Group, Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on October 16, 2009.

The Company through its subsidiaries and consolidated variable interest entities (as disclosed in the table below) are principally engaged in the provision of Internet Data Center services (“IDC” or “IDC Business”) in the People’s Republic of China (the “PRC”).

On April 21, 2011, the Company completed its initial public offering of 14,950,000 American Depositary Shares (“ADS”) at US$15 per ADS. Each ADS comprises six ordinary shares. The net proceeds to the Company from the offering amounted to RMB1,332,904.

(a) As of December 31, 2012, subsidiaries of the Company and its consolidated variable interest entities where the Company is the primary beneficiary includes the following entities:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
Fastweb International Holdings (“Fastweb Holdings”) (5)	September 9, 2012	Cayman Islands	100%	Investment holding
Hongkong Fastweb Holdings Co., Limited (“Fastweb HK”) (5)	September 9, 2012	Hong Kong	100%	Investment holding
Beijing Fastweb Technology Co., Ltd. (“Fastweb Technology”) (1) / (5)	September 9, 2012	PRC	100%	Dormant Company
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21ViaNet@Xian Holding Limited (“21V Xi’an Holding”) (4)	July 5, 2012	British Virgin Islands	100%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1) / (4)	July 5, 2012	PRC	100%	Provision of internet data center

Variable Interest Entity (the “VIE”)
Beijing aBitCool Network Technology Co., Ltd. (“21Vianet Technology”) (1) / (2)	October 22, 2002	PRC	—	Provision of internet data center and managed network services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center and managed network services

Held directly by 21Vianet Beijing:
Shanghai Wantong 21Vianet Information Technology Co., Ltd. (“SH Wantong”) (1) / (2)	February 20, 2008	PRC	—	Provision of internet data center services
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1) / (2)	June 23, 2008	PRC	—	Provision of internet data center services
Beijing Chengyishidai Network Technology Co., Ltd. (“CYSD”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Co., Ltd. (“ZBXT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bozhiruihai Network Technology Co., Ltd.(1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bikonghengtong Network Technology Co., Ltd. (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Xingyunhengtong Beijing Network Technology Co., Ltd. (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Fuzhou Yongjiahong Communication Technology Co., Ltd. (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Jiujiang Zhongyatonglian Network Technology Co., Ltd. (1) / (2) / (3)	November 16, 2010	PRC	—	Provision of managed network services
Guangzhou Gehua Network Technology and Development Co., Ltd.(1) (2) (“Gehua”)	October 8, 2011	PRC	—	Provision of managed network services
Shanghai Cloud 21Vianet Network Co., Ltd.(1) / (2) (“SH Cloud”)	October 1, 2011	PRC	—	Dormant Company
Shenzhen Cloud Information Technology Co., Ltd. (1) / (2) (“SZ Cloud”)	October 27, 2011	PRC	—	Dormant Company
Langfang Xunchi Computer Data Processing Co., Ltd. (1) / (2)	December 19, 2011	PRC	—	Dormant Company
Beijing Fastweb Network Technology Co., Ltd. (“Fastweb Network BJ”) (1) / (2) / (5)	September 9, 2012	PRC	—	Provision of internet data center and internet content delivery network services
Shanghai Fawei Technology Co., Ltd. (“SH Fawei”) (1) / (2) / (5)	July 18, 2008	PRC	—	Internet data center, content delivery network and related services
Suzhou Fastweb Technology Co., Ltd. (“SZ Fastweb”) (1) / (2) / (5)	February 1, 2010	PRC	—	Dormant Company
Hangzhou Zhentuo Information Technology Co., Ltd. (“HZ Zhentuo”) (1) / (2) / (6)	August 16, 2012	PRC	—	Dormant Company
Shanghai Xiangyun 21Vianet Network Technology Co., Ltd. (“SH Xiangyun”) (1) / (2) / (7)	October 22, 2012	PRC	—	Dormant Company

(1)	Collectively “PRC Subsidiaries”
(2)	Collectively “Consolidated VIE”
(3)	Collectively “Managed Network Entities”
(4)	On July 5, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, acquired 100% equity interests in these entities (collectively referred to as “21V Xi’an”) from 21 Vianet Infrastructure Limited, a subsidiary of aBitCool Inc. (“aBitCool”) (Note 4).
(5)	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interests in these entities (collectively referred to as “Fastweb”) (Note 4).
(6)	On August 16, 2012, HZ Zhentuo was incorporated in Hangzhou in the PRC by 21Vianet Beijing as a wholly-owned subsidiary.
(7)	On October 22, 2012, SH Xiangyun was incorporated in Shanghai in the PRC by 21Vianet Beijing as a wholly-owned subsidiary.

As more fully described below, through a series of transactions which are accounted for as a reorganization of entities where the transactions were deemed to lack substance and accounted for in a manner similar to a pooling-of interest, the Company became the ultimate parent entity of such subsidiaries and consolidated variable interest entity by October 31, 2010. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

(b) Upon incorporation, the Company was wholly owned by aBitCool, a company owned by a group of four ordinary shareholders. Prior to the reorganization, the Company’s IDC and Non-IDC operations were conducted by aBitCool, substantially all of which was conducted through the same subsidiaries and variable interest entities set forth above. In addition, aBitCool was also engaged in other insignificant business operations, which were dissimilar and incidental to the core IDC Business, through five subsidiaries/investees of certain of the above entities, which have insignificant assets, liabilities and operating results since their inception. aBitCool also issued Series A contingently redeemable convertible preferred shares in 2006, 2007 and 2008 and Series B contingently redeemable convertible preferred shares in 2007 and 2008, to a number of third party investors, the proceeds of which had been used to finance the operations and investing activities of these business through a series of intercompany loans.

In preparation of its IPO for the IDC business, the Company undertook the following transactions to reorganize the structure of the listing group:

(i)	On January 13, 2010, aBitCool transferred all of its 100% equity interest in 21Vianet HK to the Company in exchange for a cash consideration of HK$1.

(ii)	On February 21, 2010, aBitCool transferred all of its 100% equity interest in 21Vianet China to 21Vianet HK in exchange for a cash consideration of US$1.

(iii)	On April 30, 2009 and March 1, 2010, 21Vianet Beijing legally disposed SH Guotong and GZ Juliang to the nominee shareholders of aBitCool, in return for cash consideration of RMB68,960 and RMB10,000. Subsequent to their legal disposal, the Company continued to manage the operations of SH Guotong and GZ Juliang, therefore not meeting all of the carve-out criteria pursuant to the Staff Accounting Bulletin (“SAB”) Topic 5.Z.7 and as such, was required to continue consolidating all of SH Guotong’s results of operations. Accordingly, the receipt of cash consideration for the legal disposal of SH Guotong and GZ Juliang is recorded as a deemed contribution from the shareholders.

SH Guotong—SH Guotong’s operations had historically comprised the IDC and Non-IDC Businesses since its acquisition on June 22, 2007. The divestiture of the Company’s Non-IDC Business to its ultimate shareholders was contemplated as part of the Company’s corporate restructuring pursuant to their ultimate IPO plans of the IDC Business. As part of the restructuring, 21Vianet Beijing (i) on April 30, 2009 legally disposed of SH Guotong to the nominee shareholders of aBitCool, in return for cash consideration of RMB68,960, which was subsequently settled in September 2010 and was recorded in amounts due from related parties as of December 31, 2009 and (ii) on March 31, 2010, legally repurchased the IDC Business’ long-lived assets, employees, and sales agreements of SH Guotong from same nominee shareholders of aBitCool for a cash consideration of RMB1,426. From the date of the disposal to date of repurchase, SH Guotong remained under the ownership of the same shareholder group and management of the Company continued to manage both SH Guotong’s IDC and Non-IDC Businesses. As such, the Company concluded that there was no substance to the legal disposal, other than part of the plan to effect a divestiture of the Non-IDC Business of SH Guotong to the Company’s ultimate shareholders.

The cash consideration exchanged for the disposal and repurchase was required under the prevailing PRC tax regulations for the disposal of equity interests or assets, and was recorded as a deemed contribution and distribution from and to shareholders, respectively. On March 31, 2010, when in substance, the Non-IDC Business was disposed to the Company’s ultimate shareholders, the Company deconsolidated the net assets of SH Guotong’s Non-IDC Business at their respective carrying values totaling RMB27,869, which was recorded as a deemed distribution to the shareholders. On the same date, the divested Non-IDC Business qualified for discontinued operation in accordance with Accounting Standards Codification (“ASC”) 205-20, Discontinued Operations, and its operating results have been accordingly presented in the consolidated statements of operations for all years presented (Note 22).

GZ Juliang—GZ Juliang’s operations had historically comprised the IDC and Non-IDC Businesses since its incorporation on January 4, 2008. The divestiture of the Company’s Non-IDC Business to its ultimate shareholders was contemplated as part of the Company’s corporate restructuring pursuant to their ultimate IPO plans of the IDC Business. As part of the restructuring, 21Vianet Beijing (i) on March 1, 2010 legally disposed of GZ Juliang to the nominee shareholders of aBitCool, in return for cash consideration of RMB10,000, which was subsequently settled in August 2010 and (ii) on March 31, 2010, legally repurchased the IDC Business’ long-lived assets, employees, and sales agreements of GZ Juliang from same nominee shareholders of aBitCool for a cash consideration of RMB858. From the date of the disposal to date of repurchase, GZ Juliang remained under the ownership of the same shareholder group and management of the Company continued to manage both GZ Juliang’s IDC and Non-IDC Businesses. As such, the Company concluded that there was no substance to the legal disposal, other than part of the plan to effect a divestiture of the Non-IDC Business of GZ Juliang to the Company’s ultimate shareholders. The cash consideration exchanged for the disposal and repurchase was required under the prevailing PRC tax regulations for the disposal of equity interests or assets, and was recorded as a deemed contribution and distribution from and to shareholders, respectively. On March 31, 2010, when in substance, the Non-IDC Business was disposed to the Company’s ultimate shareholders, the Company deconsolidated the net assets of GZ Juliang’s Non-IDC Business at their respective carrying values totaling RMB2,764, which was recorded as a deemed distribution to the shareholders. On the same date, the divested Non-IDC Business qualified for discontinued operation in accordance with ASC 205-20, and its operating results have been accordingly presented in the consolidated statements of operations for all years presented (Note 22).

(iv)	Four subsidiaries of 21Vianet Beijing and one associate of 21Vianet Technology were also engaged in other insignificant business operations, which were dissimilar and incidental to the Company’s core IDC Business. In accordance with the SAB Topic 5.Z.7, the historical operating results, assets and liabilities of these five entities have not been included in these historical financial statements of the Company because (i) these entities were operated and managed autonomously by a management team different from that of the Company and will continue to do so into the foreseeable future; (ii) these entities are dissimilar to the Company in terms of their business models, revenue streams and customer bases and (iii) these entities incurred only incidental costs and facilities with the Company.

In 2008, 21Vianet Beijing injected RMB36,000 of capital injection into two of these entities that have been carved out of these historical financial statements, and as such, the amount is recorded as a deemed distribution to shareholders.

In 2010, 21Vianet Beijing and 21Vianet Technology legally disposed two carved-out subsidiaries and a carved-out associate, to aBitCool, for cash consideration of RMB36,000 and RMB3,300, respectively. As these entities have already been carved out of these consolidated financial statements, the cash consideration received was recorded as a deemed contribution from shareholders.

(v)	On October 31, 2010, the Company repurchased and cancelled all of its ordinary shares from aBitCool and concurrently issued 71,526,320 ordinary shares and 110,966,180 preferred shares to the same group of ordinary and preferred shareholders of aBitCool at nominal value, based on the same respective ordinary and preferred shareholders’ ownership percentage. These ordinary shares and preferred shares carried the same rights and obligations as those issued by aBitCool, except that the number of preferred shares issued by the Company was determined by applying (i) the relative fair value percentage of the IDC Business (when compared to the Non-IDC Business) of 85% as of October 31, 2010 to (ii) the total number of outstanding preferred shares of aBitCool. The number of preferred shares outstanding of aBitCool was also correspondingly adjusted. The initial carrying values of the preferred shares of the Company were based on the estimated fair values at issuance date in accordance with ASC 480-10-S99-3A, Classification and Measurement of Redeemable Securities (Note 16). As no consideration was received for the issuance of the preferred shares, the issuance was recorded as a distribution to shareholders.

Given there was no change in each shareholder’s proportionate shareholdings and respective rights and obligations before and after the reorganization, the transaction was deemed to lack substance and accounted for in a manner similar to a pooling-of interest with the assets and liabilities stated at their historical amounts in the Company’s consolidated financial statements. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented. Accordingly, the preferred shares issued by the Company are pushed back to all periods presented.

In addition, aBitCool and its shareholders formally agreed to waive the Company’s obligation to repay its intercompany payable due to them in the amount of RMB115,266 (US$17,465) and as such, the waiver of the payable obligation was recorded as a contribution to additional paid-in-capital on October 31, 2010. The payable obligation has been presented as an amount due to a related party for all periods presented through to the date of the waiver.

The following is a summary of the VIE agreements between 21Vianet Technology, the VIE, its Nominee Shareholders, and 21Vianet China, the primary beneficiary of 21Vianet Technology:

Exclusive option agreement

Pursuant to the exclusive option agreement amongst 21Vianet China and the Nominee Shareholders of 21Vianet Technology, the Nominee Shareholders granted the Company or its designated party, an exclusive irrevocable option to purchase all or part of the equity interests held by the Nominee Shareholders in 21Vianet Technology, when and to the extent permitted under PRC law, at an amount equal to RMB1. 21Vianet Technology cannot declare any profit distributions or grant loans in any form without the prior written consent of the 21Vianet China. The Nominee Shareholders must remit in full any funds received from 21Vianet Technology to 21Vianet China, in the event any distributions are made by the 21Vianet Technology pursuant to any written consents of 21Vianet China. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China.

Exclusive technical consulting and service agreement

Pursuant to the exclusive technical consulting and service agreement between 21Vianet China and the 21Vianet Technology, 21Vianet China is to provide exclusive management consulting services and internet technical services in return for fees based on of a predetermined hourly rate of RMB1, which is adjustable at the sole discretion of 21Vianet China. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China.

Loan agreement

In January 2011, 21Vianet China and the Nominee Shareholders entered into a loan agreement. Pursuant to the agreement, 21Vianet China has provided interest-free loan facilities of RMB7,000 and RMB3,000, respectively, to the Nominee Shareholders of 21Vianet Technology for the purpose of providing capital to 21Vianet Technology to develop its data center and telecommunications value-added business and related businesses. There is no fixed term for the loan.

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the 21Vianet Technology to 21Vianet China, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Articles of Association. The power of attorney remains valid and irrevocable from the date of execution, so long as each Nominee Shareholder remains as a shareholder of 21Vianet Technology.

Share pledge agreement

Pursuant to the share pledge agreement between 21Vianet China and the Nominee Shareholders, the Nominee Shareholders have contemporaneously pledged all their equity interests in 21Vianet Technology to guarantee the repayment of the loan under the Loan Agreement between 21Vianet China and the Nominee Shareholders.

If 21Vianet Technology breaches its respective contractual obligations under the Share pledge agreement and the loan agreement, 21Vianet China, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in the 21Vianet Technology without the prior written consent of 21Vianet China.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and 21Vianet Technology through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interest in 21Vianet Technology to 21Vianet China. In addition, the Company, through 21Vianet China, obtained effective control over 21Vianet Technology through the ability to exercise all the rights of 21Vianet Technology’s shareholders pursuant to the share pledge agreement and exclusive option agreement. The Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and receive substantially all of the economic benefits of 21Vianet Technology through 21Vianet China, pursuant to the loan agreement and consulting and service agreement, respectively. Thus, the Company is also considered the primary beneficiary of 21Vianet Technology through 21Vianet China. As a result of the above, the Company consolidates 21Vianet Technology and its subsidiaries under by ASC 810-10 Consolidation: Overall.

Subsequently, in September 2010, the following supplementary agreements were entered into:

21Vianet Group, Inc. agreed to provide unlimited financial support to 21Vianet Technology for its operations and agreed to forego the right to seek repayment in the event 21Vianet Technology is unable to repay such funding.

21Vianet China also re-assigned the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in 21Vianet Technology to 21Vianet Group, Inc., which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association.

Accordingly, as a result of the power to direct the activities of 21Vianet Technology pursuant to the power of attorney agreement and the obligation to absorb the expected losses of 21Vianet Technology through the unlimited financial support, 21Vianet China ceased to be the primary beneficiary and 21Vianet Group, Inc. became the primary beneficiary of 21Vianet Technology in September 2010.

In February 2011, one of the original Nominee Shareholders of 21Vianet Beijing transferred 1% of his equity interests in 21Vianet Beijing to one additional individual person. Accordingly, the additional Nominee Shareholder also became a party to the above applicable agreements.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of 21Vianet China and 21Vianet Technology is not in breach or violation of any existing PRC Laws in any material respect, (ii) each of the VIE Agreements to which it is a party is valid, legally binding and enforceable to each party of such agreements under the existing PRC Laws, (iii) the execution, delivery, effectiveness, enforceability and performance of each of the VIE Agreements will not violate any PRC Laws, except for such violation that would not have a material adverse effect, and (iv) each of the PRC Subsidiaries is in compliance with the provisions of such necessary governmental authorizations in all material aspects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with 21Vianet Technology are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. To the extent that changes and new PRC laws and regulations prohibit the Company’s VIE arrangements from complying with the principles of consolidation, the Company would have to deconsolidate the financial position and results of operations of its VIE. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with 21Vianet Technology is remote based on current facts and circumstances.

Except for certain computer and network equipment with carrying amounts of RMB46,320 that were pledged to secure banking borrowings granted to the Company (Note 12), there were no pledges or collateralization of the Consolidated VIE’s assets. Creditors of the Consolidated VIE have no recourse to the general credit of the Company, who is the primary beneficiary of the Consolidated VIE, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Company has not provided any financial or other support that it was not previously contractually required to provide to the Consolidated VIE during the periods presented.

The following financial information of the Consolidated VIE was included in the accompanying consolidated financial statements as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Total assets	1,165,210	1,630,208	261,666
Total liabilities	704,879	930,038	149,281

	For the Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Net revenues	525,203	1,020,929	1,524,158	244,644
Net profit	30,668	51,566	122,552	19,671

	For the Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Net cash provided by operating activities	80,663	150,739	169,304	27,175
Net cash used in investing activities	(616)	(224,704)	(205,069)	(32,916)
Net cash provided by financing activities	41,835	86,109	110,076	17,668

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the Consolidated VIE for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the Consolidated VIE are eliminated upon consolidation. Results of acquired subsidiaries and its Consolidated VIE are consolidated from the date on which control is transferred to the Company.

(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets, assessing the initial valuation of the assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of long-lived assets, intangible assets and related goodwill, determining the provision for accounts receivable, accounting for deferred income taxes, and accounting for share-based compensation arrangements. The valuation of and accounting for the Company’s purchase consideration (Note 4) also requires significant estimates and judgments provided by management. The results of the continuing operations and discontinued operations are determined by using a combination of specific identification of revenues and certain costs as well as a reasonable allocation of the remaining costs using applicable cost drivers where specific identification is not determinable. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)	Foreign Currency

The functional currency of the Company, 21Vianet HK, 21V Xi’an Holding, Fastweb Holdings and Fastweb HK is the United States dollar (“US$”), whereas the functional currency of the Company’s PRC subsidiaries and its Consolidated VIE is the Chinese Renminbi (“RMB”) as determined based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of the Company, 21Vianet HK, 21V Xi’an Holding, Fastweb Holdings and Fastweb HK are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in other comprehensive loss within the statements of comprehensive income.

(e)	Convenience Translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(f)	Cash, Cash Equivalents and Short-term investments

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents. All highly liquid investments with stated maturities of greater than 90 days but less than 365 days are mainly fixed rate time deposits that are classified as short-term investments, which are stated at their approximate fair values.

(g)	Restricted cash

Restricted cash represents amounts held by a bank in escrow as security for notes payable, credit facilities and the guarantee of compliance with the network and service requirements of the radio spectrum license awarded by the Hong Kong Telecommunication Authority.

(h)	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased.

(i)	Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	25 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	20 years
Computer and network equipment	5 years
Office equipment	5 years
Motor vehicles	5 years

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for these assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are incurred. Interest costs are capitalized until the assets are ready for their intended use. The Company did not incur significant capitalized interest during the year ended December 31, 2010. Interest capitalized during the years ended December 31, 2011 and 2012 amounted to RMB5,037 and RMB11,718 (US$1,881), respectively.

(j)	Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives, except for acquired customer relationships in the acquisition of the Managed Network Entities which is amortized using an accelerated method of amortization, are amortized using a straight-line method of amortization. These amortization methods reflect the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed.

Intangible assets have weighted average useful lives from the date of purchase as follows:

Purchased software	4.9 years
Radio spectrum license	15 years
Network use right	20 years
Contract backlog *	1.1 years
Customer relationships *	7.3 years
Supplier relationships *	9.5 years
Licenses *	15 years
Trade Name *	15 years
Platform software *	5 years

*	Acquired in the acquisition of SH Guotong, the Managed Network Entities, Gehua and Fastweb (Note 4).

(k)	Long-term investments

The Company’s long-term investments consist of cost method investments and equity method investments.

In accordance with ASC 325-20, Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The Company’s management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323-10, Investments-Equity Method and Joint Ventures: Overall. The Company applies the equity method of accounting that is consistent with ASC 323-10 in limited partnerships in which the Company holds a three percent or greater interest. Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Company evaluates its equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.

(l)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Company’s goodwill at December 31, 2011 and 2012 were related to its acquisitions of SH Guotong, the Managed Network Entities, Gehua and Fastweb (Note 4). In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present. The Company has adopted Accounting Standards Update No. 2011-08 (“ASU 2011-08”), Intangibles—Goodwill and Others, pursuant to which the Company can elect to perform a qualitative assessment to determine whether the two-step impairment testing on goodwill is necessary.

The performance of the impairment test in accordance to ASC 350 involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined it has one reporting unit, which is also its only operating segment. Goodwill that has arisen as a result of the acquisitions of SH Guotong, the Managed Network Entities, Gehua and Fastweb was assigned to this reporting unit.

In 2012, the Company elected to assess goodwill for impairment using the two-step process. As of October 1, 2012, the Company completed its annual impairment test for goodwill that has arisen out of the acquisitions of SH Guotong, the Managed Network Entities, Gehua. The Company determined the fair value of the reporting unit using the income approach based on the discounted expected cash flows associated with the reporting unit. The discounted cash flows for the reporting unit were based on six year projections. Cash flow projections were based on past experience, actual operating results and management best estimates about future developments as well as certain market assumptions. Cash flows after six years were estimated using a terminal value calculation, which considered terminal value growth at 3%, considering the long term revenue growth for entities in a similar industry in the PRC. The discount rate of approximately 13.5% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital. The resulting fair value of the reporting unit was higher than its carrying value, and as such, the Company was not required to complete the second step; therefore, no impairment losses were recognized in 2012. Similarly, pursuant to the goodwill impairment tests in 2010 and 2011, no impairment losses were recognized.

(m)	Impairment of long-lived assets and intangibles

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets. No impairment charge was recognized for each of the three years ended December 31, 2012.

(n)	Fair value of financial instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, other receivables, short-term bank borrowings, accounts payable, balances with related parties, other payables, and long-term bank borrowings. Other than the long-term bank borrowings, the carrying values of these financial instruments approximate their fair values due to their short-term maturities. The long-term bank borrowings approximate their fair value since they bear interest rates which approximate market interest rates.

The contingent consideration in both cash and shares are initially measured at fair value of the date of acquisitions of the Managed Network Entities, Gehua and Fastweb (Note 4) and subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of the contingent consideration in both cash and shares that are recognized in the consolidated financial statements.

(o)	Revenue recognition

The Company hosts customers’ servers and networking equipment, improving the performance, availability and security of their Internet services. The Company also provides managed network services to enable its customers to deliver data across the internet in a faster and more reliable manner through extensive data transmission network and BroadEx smart routing technology.

Consistent with the criteria of Staff Accounting Bulletin No. 104, Revenue Recognition, the Company recognizes revenue from sales of these services when there is a signed sales agreement with fixed or determinable fees, services have been provided to the customer and collection of the resulting customer’s receivable is reasonably assured.

The Company’s services are provided under the terms of a master service agreement, which will typically accompany a one-year term renewal option with the same terms and conditions. Customers can choose at the outset of the arrangement to either use the Company’s services through a monthly fixed fee arrangement or choose a plan based on actual bandwidth or traffic volume used during the month at fixed pre-set rates. The Company recognizes and bills for revenue for excess usage, if any, in the month of its occurrence to the extent a customer’s usage of the services exceeds their pre-set monthly fixed bandwidth usage and fee arrangements. The rates as specified in the master service agreements are fixed for the duration of the contract term and are not subject to adjustment.

The Company may charge its customers an initial set-up fee prior to the commencement of their services. The Company’s records these initial set-up fees as deferred revenue and recognizes revenue ratably over the period of the customer service agreement. Generally, all the Company’s customers’ service agreements will require some amount of initial set-up along with the selected service subscription.

Business tax on revenues earned from provision of services to customers is recorded as a deduction from gross revenue to derive net revenue in the same period in which the related revenue is recognized. Except for Xi’an Tech, which is subject to a 5% business tax rate on their revenues, all the Company’s other PRC subsidiaries and its Consolidated VIE are subject to a 3% business tax rate.

The business tax expenses for the years ended December 31, 2010, 2011 and 2012 amounted to RMB20,519, RMB42,241 and RMB56,106 (US$9,006), respectively.

(p)	Cost of revenues

Cost of revenues consists primarily of telecommunication costs, depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, maintenance, and data center rental expenses directly attributable to the provision of the IDC services.

21Vianet China is subject to business tax and other surcharges on the revenues earned for exclusive business support, technical and consulting services provided to 21Vianet Technology, pursuant to the VIE agreements (Note 1(v)). Such business tax and other surcharges are charged to cost of revenues as the related technical, consulting and rental services are rendered.

(q)	Advertising expenditures

Advertising expenditures are expensed as incurred and are included in sales and marketing expenses, which amounted to RMB3,468, RMB3,159 and RMB 4,426 (US$710) for the years ended December 31, 2010, 2011 and 2012, respectively.

(r)	Research and development expenses

Research and development expenses consist primarily of payroll and related personnel costs for routine upgrades and related enhancements of the Company’s services and network. Research and development expenses are expensed as incurred.

(s)	Government grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Company will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized in the statement of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. When the grant relates to an asset, it is recognized as deferred government grants and released to the statement of operations in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

(t)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Company did not enter into any leases whereby it is the lessor for any of the periods presented. As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Company entered into capital leases for certain fiber optic cables and network equipment in the years ended December 31, 2010, 2011 and 2012.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Company leases office space and employee accommodation under operating lease agreements. Certain lease agreements contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

(u)	Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax” in the consolidated statements of operations.

(v)	Discontinued operations

In accordance with ASC 205-20, Discontinued Operations, when a component of an entity has been disposed of and the Company will no longer have significant continuing involvement in the operations of the component, the results of its operations should be classified as discontinued operations in the consolidated statement of operations for all periods presented.

(w)	Share-based compensation

Share options and Restricted Stock Units (“RSUs”) granted to employees are accounted for under ASC 718, Compensation—Stock Compensation, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period and/or performance period (which is generally the vesting period) in the consolidated statements of operations.

The Company has elected to recognize compensation expense using the straight-line method for share-based awards granted with service conditions that have a graded vesting schedule. For share-based awards granted with performance conditions, the Company recognizes compensation expense using the accelerated method. The Company commences recognition of the related compensation expense if it is probable for the Company to estimate the fulfillment of the performance condition. To the extent that the Company determines that it is probable that a different number of share-based awards will vest depending on the outcome of the performance condition, the cumulative effect of the change in estimate is recognized in the period of change.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The forfeiture rate is estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in facts and circumstances, if any.

Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. During the years ended December 31, 2010, 2011 and 2012, the Company estimated that the forfeiture rate for both the management and non-management employees of the Company was zero.

(x)	Earnings per share

In accordance with ASC 260, Earnings per Share, basic earnings per share is computed by dividing net earnings / loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s Series A, Series B and Series C contingently redeemable convertible preferred shares were participating securities. For the periods presented herein, the computation of basic earnings per share using the two-class method is not applicable as the participating securities did not have contractual rights and obligations to share in the losses of the Company. Accordingly, both the profit from continuing operations and loss from discontinued operations are allocated to the ordinary shareholders in the computation of basic earnings per share. Diluted earnings per share for continuing operations is calculated by dividing net profit from continuing operations attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Diluted earnings per share for discontinued operations is then calculated by dividing net loss from discontinued operations attributable to ordinary shareholders by the same number of potential ordinary shares determined in the earlier step. Contingently issuable shares, including performance-based share awards, are included in the computation of basic earnings per share only when there is no circumstance under which those shares would not be issued. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s preferred shares using the if-converted method and ordinary shares issuable upon the exercise of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

(y)	Share repurchase program

Pursuant to a Board of Directors’ resolution on September 14, 2011, the Company’s management is authorized to repurchase up to US$30,000 of the Company’s ADSs (“Share Repurchase Plan”). During the period from September 14, 2011 to December 31, 2011, the Company repurchased 3,022,532 ADSs, under this plan for a consideration of US$29,900. There was no additional repurchase during 2012.

The Company accounted for the repurchased shares as Treasury Stock at cost in accordance to ASC 505-30, Treasury Stock, and is shown separately in the statement of shareholder’s (deficit) equity, as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to use the treasury stock to settle the stock consideration for the acquisitions (Note 17), the difference between the fair value at settlement date and the repurchase price is debited into additional paid-in capital. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital.

(z)	Comprehensive income (loss)

Comprehensive income (loss) is defined as the increase (decrease) in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive loss of the Company includes foreign currency translation adjustments related to the Company, 21Vianet HK, 21V Xi’an Holding, Fastweb Holdings and Fastweb HK, whose functional currency is US$.

(aa)	Segment reporting

The Company’s chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one operating and reportable segment. The Company operates and manages its IDC business as a single segment. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

(bb)	Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

(cc)	Recent accounting pronouncements

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Company will adopt ASU 2013-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements.

CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

(a)	Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, other receivables and amounts due from related parties. As of December 31, 2011 and 2012, cash and cash equivalents and short-term investments of RMB225,731 and RMB315,340 (US$50,616), respectively, were deposited with major financial institutions located in the PRC, and US$172,195 and US$120,866 (RMB753,010), respectively, were deposited with in major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Company has deposits has increased. In the event of bankruptcy of one of the banks which holds the Company’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

(b)	Business, supplier, customer, and economic risk

The Company participates in a relatively dynamic and competitive industry that is heavily reliant operation excellence of the services. The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, result of operations or cash flows:

(i) Business Risk—Third parties may develop technological or business model innovations that address data centre and network requirements in a manner that is, or is perceived to be, equivalent or superior to the Company’s services. If competitors introduce services that compete with, or surpass the quality, price or performance of the Company’s services, the Company may be unable to renew its agreements with existing customers or attract new customers at the prices and levels that allow the Company to generate reasonable rates of return on its investment.

(ii) Supplier Risk—The Company’s operations are dependent upon bandwidth and cabinet capacity provided by the third-party telecom carriers. There can be no assurance that the Company will be able to secure the cabinet and bandwidth supply from the third-party telecom carriers, neither the Company is adequately prepared for unexpected increases in bandwidth demands by its customers. The communications capacity the Company has leased, include cabinet and bandwidth, may become unavailable for a variety of reasons, such as physical interruption, technical difficulties, contractual disputes, or the financial health of its third-party providers. Any failure of these network providers to provide the capacity the Company requires may result in a reduction in, or interruption of, service to its customers. A significant portion of the Company’s total bandwidth and cabinet resources are purchased from its four largest suppliers, who collectively accounted for 40%, 31% and 23% of the Company’s total bandwidth and cabinet resources for the years ended December 31, 2010, 2011 and 2012, respectively.

(iii) Customer Risk—The success of the Company’s business going forward will rely in part on Company’s ability to continue to obtain and expand business from existing customers while also attracting new customers. The Company has a diversified base of customers covering its services and the revenue from the largest single customer accounted for less than 5% of the Company’s total net revenues in each of the three years ended December 31, 2012. Certain customers are local subsidiaries of a telecommunication carrier in China, which the Company views as separate customers as it negotiates with, maintain and support each of these entities given that each of them has the separate decision-making authority and services procurement budget. None of these customers on a stand-alone basis contributed more than 4% of the Company’s revenues in any given year but in the aggregate, they contributed approximately 32%, 28% and 22% of the Company’s total revenues, in 2010, 2011 and 2012, respectively.

(iv) Political, economic and social uncertainties—The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(v) Regulatory restrictions—The applicable PRC laws, rules and regulations currently prohibit foreign ownership of companies that provide IDC services, including hosting and managed network services. Accordingly, the Company’s subsidiary, 21Vianet China, is currently ineligible to apply for the required licenses for providing IDC services in China. As a result, the Company operates its IDC services in the PRC through its Consolidated VIE which holds the licenses and permits required to provide IDC services in the PRC. The PRC Government may also choose at anytime to block access to certain website operators which could also materially impact the Company’s ability to generate revenue.

(c)	Currency convertibility risk

The Company transacts substantially all its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual-rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(d)	Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The appreciation of the RMB against US$ was approximately 3.0%, 4.9% and 0.2% in the years ended December 31, 2010, 2011 and 2012, respectively. While the international reaction to the appreciation of the RMB has generally been positive, there remains significant international pressure on the PRC Government to adopt an even more flexible currency policy, which could result in a further and potentially more significant appreciation of the RMB against the US$.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
4.	ACQUISITIONS

Business combinations

The Group completed the following acquisitions in 2012, which have been accounted for as business combinations:

21V Xi’an

On July 2, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, purchased 21V Xi’an from 21 Vianet Infrastructure Limited, a subsidiary of aBitCool (a related party), for an aggregate cash consideration of RMB15,977, which is net of the pre-existing receivables and payables which were settled between the Company and 21V Xi’an upon acquisition. 21V Xi’an had previously sold cabinets and leased data center space to the Company. The acquisition of 21V Xi’an has been entered into with the intention to expand the Company’s self-built data center and increase the number of cabinets, so that the Company can effectively manage market demand and improve profit margins.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

Net assets acquired	RMB

Current assets	7,284
Property and equipment, net	24,820
Other payables	(2,761)
Amount due to related parties	(390)
Deferred tax liability	(2,437)

Total net assets acquired	26,516
Purchase consideration	15,977

Bargain purchase gain recognized	(10,539)

The bargain purchase gain represents the excess of the fair value of the identifiable net assets acquired above the consideration transferred. Specifically, the bargain purchase gain relates to the excess of the fair value of the property and equipment over the carrying amount of these assets, which was used to determine the original purchase consideration. The resulting bargain purchase gain has been recorded in other income in the Company’s consolidated statement of operations for the year ended December 31, 2012.

The revenue and net loss of 21V Xi’an since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2012 were nil and RMB2,942, respectively.

Fastweb

As part of the Company’s business expansion strategy into content delivery network (“CDN”) services, the Company acquired 100% equity interests in Fastweb for a total purchase consideration of RMB116,040 on September 9, 2012, as follows:

RMB
Cash consideration (i)	33,395
Contingent ordinary shares issuance * (ii)	82,645

Total fair value of purchase price consideration	116,040

*	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

(i)	RMB7,502 and RMB 9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.

(ii)	The contingent share consideration is determined based on the achievement by Fastweb of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2012 and 2013 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether Fastweb will meet the contractually stipulated targets. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2012 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2012, with its fair value of RMB41,197 reclassified to additional paid in capital. The remaining contingent consideration related to fiscal 2013 has been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

RMB
Current assets	25,042
Property and equipment, net	11,333
Contract backlog (Note 9)	1,850
Customer relationships (Note 9)	13,500
Supplier relationships (Note 9)	1,955
Platform software (Note 9)	8,900
Deferred tax assets	1,450

Total assets acquired	64,030

Accounts payable	7,237
Current liabilities	13,454
Deferred tax liabilities, non-current	6,551

Total liabilities assumed	27,242

Net assets acquired	36,788
Purchase consideration	116,040

Goodwill	79,252

The revenue and net profit of Fastweb since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2012 were RMB34,356 and RMB6,556, respectively.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition.

The estimated useful lives of the intangible assets acquired from Fastweb, including contract backlog, customer relationships, supplier relationships and platform software are 1 year, 7 years, 1 year, and 5 years, respectively.

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information for the years ended December 31, 2011 and 2012 are presented as if the acquisitions of 21V Xi’an and Fastweb had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated. The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

	For the year ended December 31
	2011	2012	2012
	RMB	RMB	US$
Net revenue	1,076,518	1,574,918	252,792
Net profit	42,498	49,957	8,019
Earnings per share basic (RMB)	0.06	0.14	0.02

These amounts have been computed after applying the effects of the Company’s accounting policies.

Purchase agreement

In addition to the business combinations completed per above, the Company also signed the following purchase agreement during 2012:

iJoy Holding Limited

As part of the Company’s expansion strategy into CDN services, on September 20, 2012, the Company signed a purchase agreement to acquire a 100% equity interest in iJoy Holding Limited and its subsidiaries (collectively known as “iJoy”), with a maximum purchase consideration of US$22,000. The majority of the purchase consideration is subject to further adjustments based on certain contingent conditions. As of December 31, 2012, the closing conditions of the acquisition of iJoy have not been met and therefore the transfer of the equity interest has not occurred. As such, the Company has not accounted for this business combination in 2012.

In November and December 2012, the Company made two interest-free loans to the existing shareholder of iJoy for US$50 and US$2,000, respectively, both of which expire at the end of November 2013. The aggregate amount of these loans has been classified as in other current assets on the balance sheet as of December 31, 2012. If the acquisition closes before the loans expire, the Company may offset a portion of the purchase consideration in the amount of the loans which have been granted.

Business combinations in 2010 and 2011

The Company completed the following acquisitions in 2010 and 2011, which were accounted for as business combinations:

Managed Network Entities

As a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company through 21Vianet Beijing, acquired a 51% equity interest in CYSD and ZBXT (collectively, the “Managed Network Entities”) from a related party for a total purchase consideration of RMB172,439 on September 30, 2010, as follows:

RMB
Cash consideration (i)	50,000
Contingent consideration in cash * (iii)	38,536
Contingent ordinary shares issuance * (iii) and (iv)	75,494
Option to acquire the Company’s ordinary shares * (ii)	15,174
Less: Call option to purchase the remaining 49% equity interest in the Managed Network Entities (ii)	(6,765)

Total fair value of purchase price consideration	172,439

*	The Company determined the fair value of the contingent consideration in cash and ordinary shares, the option to acquire the Company’s ordinary shares and the call option with the assistance of an independent third party valuation firm.

Details on the purchase consideration are discussed as follows:

(i)	The cash consideration of RMB50,000 was paid in September 2010.

(ii)	The Company issued an option to the Seller to acquire RMB25,000 of its ordinary shares at a fixed exercise price of US$8.61 per share, exercisable at any time through June 2012. As the option is indexed to the RMB:USD currency index in addition to its own shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment to fair value recorded to the results of operations with a corresponding credit in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

(iii)	The contingent consideration in both cash and shares are annually determined based on the achievement by the Managed Network Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2011, 2012 and 2013, as well as the successful negotiation of a country-wide fiber optic lease agreement with a specific third party that is critical to the expansion of their business. The above contingent consideration amounts were derived from the Company’s assessment of whether the Managed Network Entities will meet the certain contractually stipulated targets. Such contingent consideration amounts still outstanding have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

(iv)	In accordance with the sales and purchase agreement, if the option to acquire the Company’s ordinary shares per (ii) above is exercised, any contingent consideration payable in shares, if and when the stipulated targets are achieved, would be reduced by the number of shares issued through the exercise of that option. As such, the valuation of the contingent consideration payable in shares represents the fair value of the contingent share consideration payable that is in excess of the shares issuable as discussed in (ii) above. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets discussed in (iii) above, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingencies with respect to the financial targets for fiscal years 2011 and 2012 were resolved, the corresponding portions of the contingent consideration in shares were remeasured on December 31, 2011 and 2012, respectively, with their fair values reclassified to additional paid in capital.

The agreement also provided a call option that allows the Company to purchase the remaining 49% equity interest in the Managed Network Entities by December 2011 for cash consideration determined using the proportionate amount of the finalized cash consideration for the initial 51% acquisition. As the remaining 49% equity interests is held by only one non-controlling shareholder where the underlying shares of the Managed Network Entities are not publicly traded, the call option is an embedded feature in the Managed Network Entities’ shares, which does not qualify for bifurcation accounting. The fair value of the call option was RMB6,765 was recognized as part of non-controlling interests.

On October 31, 2011 and December 15, 2011, the Company and the Seller entered into a series of supplementary agreements that modified the original sales and purchase agreement as follows:

i)

Removed the restriction to one specified fiber optics third party vendor thus allowing the successful execution of a similar country-wide fiber optic lease agreement with another third party vendor, and exchanged the portion of the original cash contingent consideration to be paid at the successful execution of the country-wide fiber optic lease agreement with share contingent consideration (see below);

ii)	Removed the option to acquire the Company’s ordinary shares; and

iii)	Adjusted certain financial targets determining contingent consideration in both cash and shares.

The terms of supplementary agreements were negotiated and finalized subsequent to the acquisition date, on which the Company had obtained all necessary information, in response to unforeseen events and circumstances which arose subsequent to the acquisition. Accordingly, the Company concluded that the accounting for the supplementary agreement should be separate from that of the business combination. Part of the contingent share consideration that is to be made to the Seller as part of the acquisition of the remaining 49% of the equity interest of Managed Network Entities is extinguished by the original cash contingent consideration to be paid at the successful execution of the country-wide fiber optic lease agreement, as the two fiber optic cables were highly comparable in terms of quality and capacity. Remeasurement of contingent share consideration for the option to acquire the Company’s ordinary shares is no longer required pursuant to the removal of the option.

On December 15, 2011, the Company exercised the option to acquire the remaining 49% equity interest of the Managed Network Entities, as follows:

RMB
Contingent cash consideration	69,917
Contingent ordinary share issuance	99,251

Total fair value of purchase price consideration	169,168

The consideration in both cash and shares are annually determined based on the achievement by the Managed Network Entities of certain financial targets for the fiscal year 2011, as well as the completion of construction of the country-wide fiber optic. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The above contingent consideration amounts were derived from the Company’s assessment of whether the Managed Network Entities will meet the certain contractually stipulated targets. Such contingent consideration amounts still outstanding have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position. As the contingency with respect to the revenue and net profit targets for fiscal year 2011 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2011, with its fair value reclassified to additional paid in capital.

An amount of RMB67,375 of cash consideration was paid in December 2011, with the remaining cash consideration of RMB2,542 paid in May 2012.

Since the Company had already obtained control of Managed Network Entities on September 30, 2010, the acquisition of the remaining 49% equity interests was accounted for as an equity transaction, where the difference between the fair value of the purchase consideration and the carrying amount of non-controlling interest of RMB42,288 was recorded as additional paid-in capital.

Gehua

As a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company through 21Vianet Beijing, acquired 100% equity interest in Gehua from a related party for a total purchase consideration of RMB 77,469 on October 19, 2011, as follows:

RMB
Cash consideration (i)	14,820
Contingent consideration in cash * (ii)	15,949
Contingent ordinary shares issuance * (iii)	46,700

Total fair value of purchase price consideration	77,469

*	The Company determined the fair value of the contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.

Details on the purchase consideration are discussed as follows:

(i)	The cash consideration of RMB14,820 was paid in October 2011.

(ii)	The contingent cash consideration is determined based on the achievement by Gehua of certain financial targets for the period from September 1, 2011 to August 31, 2012. The above contingent consideration amounts were derived from the Company’s assessment of whether Gehua will meet the certain contractually stipulated targets. Such amounts were fully paid by February 2013, as the contingency was resolved in 2012.

(iii)	The contingent consideration in shares is determined based on the achievement by Gehua of certain financial targets in accordance with the sales and purchase agreement for the periods from September 1, 2011 to December 31, 2011, from September 1, 2011 to August 31, 2013 and the operating effectiveness of the fiber optic lease arrangement acquired as part of this acquisition for the period up to August 15, 2014. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. Such contingent consideration amounts still outstanding have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position. As the contingency with respect to the financial targets for the period from September 1, 2011 to December 31, 2011 has been resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2011, with its fair value reclassified to additional paid in capital.

Asset acquisitions

On October 1, 2011, the Company through its consolidated VIE, 21Vianet Technology and 21Vianet Beijing, acquired 99.95% and 0.05% equity interests of Shanghai Cloud from Foshan 21Vianet Intelligence Technology Co., Ltd. (“21V FS”) and 21Vianet Beijing Intelligence Energy System Technology Co., Ltd. (“21V BJ”), respectively, for cash consideration of RMB18,200. 21V FS and 21V BJ are both consolidated VIEs of aBitCool. On October 27, 2011, the Company through its consolidated VIE, 21Vianet Beijing, acquired 100% equity interest in Shenzhen Cloud from 21V FS for cash consideration of RMB7,900.

As Shanghai Cloud and Shenzhen Cloud did not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisitions were accounted for as acquisitions of assets.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and the allowance for doubtful accounts consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
Accounts receivable	149,745	293,710	47,144
Allowance for doubtful debts	(2,121)	(341)	(55)

	147,624	293,369	47,089

As of December 31, 2011 and 2012, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	For the year ended December 31,
	2011	2012
	RMB	RMB	US$
Balance at beginning of the year	2,453	2,121	341
Provision	183	538	86
Write-off of accounts receivable	(515)	(2,318)	(372)

Balance at the end of the year	2,121	341	55

Additions to the Company’s allowance for doubtful accounts were recorded within general and administration expenses for the years ended December 31, 2010, 2011 and 2012.

SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS
6.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2011 and 2012:

As of December 31, 2011	Carrying Value	Unrealized gains/(losses)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities
—Fixed rate time deposits	894,540	—	894,540

As of December 31, 2012	Carrying Value	Unrealized gains/(losses)	Estimated Fair Value	Estimated Fair Value
	RMB	RMB	RMB	US$
Held-to-maturity securities
—Fixed rate time deposits	222,701	—	222,701	35,746

The Company recorded interest income related to its short-term investments amounting to nil, RMB12,961 and RMB12,708 (US$2,040) for the years ended December 31, 2010, 2011 and 2012, respectively, in the consolidated statements of operations.

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
Prepaid expenses for bandwidth, rented computer rooms and cabinets	15,478	19,913	3,196
Staff field advances	993	2,530	406
Interest receivable	10,295	6,998	1,123
Loans to shareholder of iJoy (Note 4)	—	12,885	2,068
Receivables for the disposal of certain construction-in-progress	—	20,290	3,257
Tax recoverable	2,140	8,422	1,352
Office deposits	4,612	8,288	1,330
Other receivables	14,057	16,430	2,638

	47,575	95,756	15,370

Prepaid expense for bandwidth, rented computer rooms and cabinets represents the unamortized portion of prepayments made to the Company’s telecommunication operators and certain technology companies, who provide the Company with access to bandwidth and computer rooms and cabinets.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
At cost:

Buildings	11,089	32,035	5,142
Leasehold improvements	55,855	170,519	27,370
Computer and network equipment	431,311	665,040	106,747
Optical fibers	63,094	64,700	10,385
Office equipment	7,257	7,113	1,142
Motor vehicles	343	1,485	238

	568,949	940,892	151,024
Less: Accumulated depreciation	(201,526)	(296,521)	(47,595)

	367,423	644,371	103,429
Construction-in-progress	86,460	178,336	28,625

	453,883	822,707	132,054

Depreciation expense was RMB19,673, RMB58,873 and RMB92,786 (US$14,893) for the years ended December 31, 2010, 2011 and 2012, respectively, and were included in the following captions:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cost of revenues	11,863	41,271	69,883	11,217
Sales and marketing expense	777	966	814	130
General and administrative expense	2,071	2,034	2,691	432
Research and development expense	4,962	14,602	19,398	3,114

	19,673	58,873	92,786	14,893

The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Computer and network equipment	80,578	87,272	14,008
Optical fibers	63,094	64,700	10,385

	143,672	151,972	24,393
Less: accumulated depreciation	(15,790)	(33,115)	(5,315)

	127,882	118,857	19,078

Depreciation of computer and network equipment and fiber optic cables under capital leases was RMB3,413, RMB12,094 and RMB15,934 (US$2,558), for the years ended December 31, 2010, 2011 and 2012, respectively.

The carrying amounts of computer and network equipment pledged by the Company to secure banking borrowings (Note 12) granted to the Company at the respective balance sheet dates were as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Buildings	—	19,381	3,111
Computer and network equipment	20,000	46,320	7,435

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
9.	INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Radio spectrum license	Network use right	Contract backlog*	Customer relationships*	Licenses from acquisition*	Supplier relationships*	Trade names*	Platform software*	Total
	RMB	RMB		RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2011	3,916	—	—	1,905	41,403	1,298	93,519	15,045	—	157,086
Additions	1,020	—	—	910	8,410	100	22,020	—	—	32,460
Disposals	(3)	—	—	—	—	—	—	—	—	(3)
Amortization expense	(1,716)	—	—	(1,913)	(14,730)	(90)	(10,635)	(1,020)	—	(30,104)

Intangible assets, net December 31, 2011	3,217	—	—	902	35,083	1,308	104,904	14,025	—	159,439
Additions	12,217	121,425	20,000	1,850	13,500	—	1,955	—	8,900	179,847
Amortization expense	(1,907)	(6,119)	(167)	(1,223)	(10,948)	(95)	(13,305)	(1,020)	(593)	(35,377)

Intangible assets, net December 31, 2012	13,527	115,306	19,833	1,529	37,635	1,213	93,554	13,005	8,307	303,909

Intangible assets, net December 31, 2012 (US$)	2,173	18,508	3,183	245	6,041	195	15,016	2,087	1,333	48,781

*	Acquired in the acquisition of SH Guotong, Managed Network Entities, Gehua and Fastweb (Note 4).

In February 2012, the Company obtained a radio spectrum license from the Hong Kong Telecommunications Authority in exchange for a license fee of HK$150,000. This license allows the Company to use a frequency band of 30 MHz in a 2.3 GHz band in order to provide broadband wireless access services in Hong Kong for a period of 15 years.

In November 2012, the Company obtained a network use right from a third party, in exchange for an upfront fee of RMB20,000. This use right allows the Company to use 10Gb of the fiber optic transmission capacity for a period of 20 years.

Customer relationships relate to the relationships that arose as a result of existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived from the expected renewal of these existing customer agreements after subtracting the estimated net cash flows from other contributory assets and is estimated to have a useful life of four to eight years. Supplier relationships relate to the relationships that arose as a result of existing bandwidth supply agreements with certain network operators. Except for the supplier relationship in the acquisition of Fastweb which was valued using a replacement cost method given the relative ease of replacement, the values of supplier relationships were generally derived from the estimated net cash flows that are expected to be generated from the expected renewal of these existing supplier agreements after subtracting the estimated net cash flows from other contributory assets. Trade Names relate to the Chinese trade names of SH Guotong and the Managed Network Entities.

The intangible assets, except for acquired customer relationships in the acquisition of the Managed Network Entities which are amortized using an accelerated method of amortization, are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from 5 to 20 years. Amortization expenses were approximately RMB11,658, RMB30,104 and RMB35,377 (US$5,678) for the years ended December 31, 2010, 2011 and 2012, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	2013	2014	2015	2016	2017
	RMB	RMB	RMB	RMB	RMB
Purchased software	4,341	3,626	3,503	3,209	2,561
Radio Spectrum License	8,105	8,105	8,105	8,105	8,105
Network use right	1,000	1,000	1,000	1,000	1,000
Contract backlog	1,385	—	—	—	—
Customer relationship	9,568	7,825	6,501	5,432	2,891
Licenses from acquisition	95	95	95	95	95
Supplier relationship	13,093	11,790	11,790	11,790	11,790
Trade names	1,020	1,020	1,020	1,020	1,020
Platform software	1,779	1,779	1,779	1,779	1,191
	40,386	35,240	33,793	32,430	28,653

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
10.	GOODWILL

Goodwill is comprised of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
Acquisition of SH Guotong	12,507	12,507	2,007
Acquisition of the Managed Network Entities	157,664	157,664	25,307
Acquisition of Gehua	47,265	47,265	7,587
Acquisition of Fastweb	—	79,252	12,721

	217,436	296,688	47,622

The Company has assessed for impairment of its goodwill derived from the acquisitions of SH Guotong, the Managed Network Entities, Gehua and Fastweb. No impairment loss was recognized in any of the years presented.

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS
11.	LONG-TERM INVESTMENTS

The Company’s long-term investments comprise of the following:

Cost method investment

The Company’s cost method investment represents a 10% equity ownership in Telehouse Beijing Co., Ltd. (“BJ Tele”), a foreign investment company established on August 22, 2007 in the PRC by aBitCool, a related party (Note 23(a)), and a third party foreign company. BJ Tele is principally engaged in the business of manufacturing and rental of cabinets.

On September 30, 2011, the Company through its subsidiary, 21 Vianet HK, made a cash investment of RMB8,200 to purchase its 10% equity interest in BJ Tele from aBitCool. There were no indicators of impairment noted for this long-term investment as of December 31, 2012.

Investment in an equity investee

	As of December 31, 2011			Increase (decrease) during the year ended December 31, 2012		As of December 31, 2012
	Cost investment	Share equity income	Investment in equity investee	Cost investment	Share equity loss	Cost investment	Share equity loss	Investment in equity investee	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	—	—	—	50,500	(1,101)	50,500	(1,101)	49,399	7,929

In April 2012, the Company through its subsidiary, 21Vianet Beijing, entered into an agreement to invest in the Yizhuang Venture Investment Fund (“Yizhuang Fund”) as a limited partner, and holds 27.694% of the investee. Given the Company holds more than three percent interest in the Yizhuang Fund as a Limited Partner, the investment is accounted for under the equity method as prescribed in ASC323-10, Investments—Equity Method. During the year ended December 31, 2012, the Company invested RMB50,500 in Yizhuang Fund. A second investment outlay of RMB50,500 will be made upon the written notice of Yizhuang Fund.

BANK BORROWINGS	12 Months Ended
Dec. 31, 2012
BANK BORROWINGS
12.	BANK BORROWINGS

Bank borrowings are as follows as of the respective balance sheet dates:

	As of December 31,	As of December 31,
	2011	2012	2012
	(RMB)	(RMB)	(US$)
Short-term borrowings	100,000	176,961	28,404
Long-term borrowings, current portion	—	167,879	26,946

	100,000	344,840	55,350
Long-term borrowings, non-current portion	—	63,000	10,112

Total bank borrowings	100,000	407,840	65,462

The short-term bank borrowings outstanding as of December 31, 2011 and 2012 bore a weighted average interest rate of 6.76% and 7.66% per annum, respectively, and were denominated in RMB. These borrowings were obtained from financial institutions and have terms of two months to one year.

The long-term bank borrowings (including current portion) outstanding as of December 31, 2012 bear an average interest rate of 8.35% per annum, and are denominated in Renminbi. These loans were obtained from financial institutions located in the PRC.

The current and non-current portions of long-term bank borrowings as of December 31, 2012 will be due in installments between the periods of May 25, 2013 to May 25, 2015, as follows:

	RMB	US$
2013	167,879	26,946
2014	13,000	2,086
2015	50,000	8,026

	230,879	37,058

As of December 31, 2011 and December 31, 2012, unused loan facilities for short-term bank borrowings and long-term bank borrowings amounted to RMB10,000 and RMB247,726 (US$39,763), respectively.

Bank borrowings as of December 31, 2011 and 2012 were secured/guaranteed by the following:

December 31, 2011

Short-term borrowings	Secured/guaranteed by
(RMB)
30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s computer and network equipment with net book value of RMB20,000 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor for this bank borrowing with an upper limit of RMB12,000.

30,000	Guaranteed by a third party guarantor.
30,000	Jointly guaranteed by Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company.
10,000	Unsecured loan.

100,000

December 31, 2012

Short-term borrowings	Secured/guaranteed by
(RMB)
20,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s computer and network equipment with a net book value of RMB25,720 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB20,000.

30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s computer and network equipment with net book value of RMB20,600 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB30,000.

30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s property with a net book value of RMB19,381 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB30,000.

90,000	Jointly guaranteed by Mr. Chen Sheng Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company.
6,961	Jointly guaranteed by (i) Mr. Chen Sheng Director and CEO of the Company and Mr. Zhang Jun, COO of the Company, and (ii) restricted cash of RMB766.

176,961

Long-term borrowings (including current portion)	Secured/guaranteed by
(RMB)
63,000	Guaranteed by restricted cash of RMB100,000.
167,879	Guaranteed by restricted cash of RMB190,000.

230,879

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
13.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Payroll and welfare payable	20,486	23,395	3,756
Business and other taxes payable	58,640	52,368	8,406
Payables for office supplies and utilities	2,248	2,424	390
Payables for the purchase of property and equipment	33,273	50,648	8,131
Payables for the purchase of software	426	307	50
Payable for purchase of network use right (Note 9)	—	19,881	3,191
Accrued service fees	5,316	12,248	1,966
Others	3,937	6,227	1,000

	124,326	167,498	26,890

CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2012
CAPITAL LEASE OBLIGATIONS
14.	CAPITAL LEASE OBLIGATIONS

Certain computer and network equipment and fiber optic cables were acquired through capital leases entered into by the Company. Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	RMB	US$
2013	42,151	6,766
2014	30,862	4,954
2015	25,497	4,093
2016	712	114
2017 and thereafter	890	143

Total minimum lease payments	100,112	16,070
Less: amount representing interest	(11,041)	(1,773)

Present value of remaining minimum lease payments	89,071	14,297

Capital leases had weighted average interest rates of 7.56% and 7.93% for the years ended December 31, 2011 and 2012, respectively.

DEFERRED GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2012
DEFERRED GOVERNMENT GRANTS
15.	DEFERRED GOVERNMENT GRANTS

During the years ended December 31, 2011 and 2012, the Company received RMB1,000 and RMB15,850 (US$2,544), respectively, in government grants from the relevant PRC government authorities. The government grants received during the year ended December 31, 2011 and 2012 are required to be used in construction of property and equipment. These grants are initially deferred and subsequently recognized in the statement of operations when the Company has complied with the conditions or performance obligations attached to the related government grants, if any, and the grants are no longer refundable. Grants that subsidize the construction cost of property and equipment are amortized over the life of the related assets as a reduction of the associated depreciation expense.

Movements of deferred government grants are as follows:

	For the year ended December 31,
	2011	2012
	RMB	RMB	US$
Balance at beginning of the year	5,400	5,819	934
Additions	1,000	15,850	2,544
Recognized in income as a reduction of depreciation expense	(581)	(2,876)	(462)

Balance at end of the year	5,819	18,793	3,016

PREFERRED SHARES	12 Months Ended
Dec. 31, 2012
PREFERRED SHARES
16.	PREFERRED SHARES

Series A and Series B Preferred Shares

As discussed in Note 1, on October 31, 2010, as part of the reorganization, the Company issued an aggregate of 41,408,340 Series A contingently redeemable convertible preferred shares (“Series A Preferred Shares”) and 69,557,840 Series B contingently redeemable convertible preferred shares (“Series B Preferred Shares”), which the number of the shares issued was determined by applying the relative fair value of the IDC and Non-IDC Business of which the relative percentages are determined to be 85% and 15% respectively, to the outstanding number of preferred shares of aBitCool. The initial carrying values of the Company’s preferred shares were based on their estimated fair values on their issuance date. Given there was no change in each shareholder’s proportionate shareholdings and respective rights and obligations before and after the reorganization, the reorganization was deemed to lack substance and accounted for in a manner similar to a pooling-of interest. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented. Accordingly, the Company’s preferred shares are pushed back to all periods presented.

The details of the Series A1, A2, A3, B1 and B2 Preferred Shares are as follows:

(i)	30,411,130 Series A1 Preferred Shares to a group of third party investors, were also the original holders of the Series A1 contingently redeemable convertible preferred shares of aBitCool, at a stated issuance price of US$0.45 for no consideration.

(ii)	5,944,580 Series A2 Preferred Shares to a third party investor, were also the holders of the original Series A2 contingently redeemable convertible preferred shares of aBitCool, at a stated issuance price of US$0.77 for no consideration.

(iii)	5,052,630 Series A3 Preferred Shares to the holder of above Series A2 Preferred Shares, who is also the holder of the original Series A3 contingently redeemable convertible preferred shares of aBitCool at a stated issuance price of US$0.51 for no consideration.

(iv)	10,947,370 Series B1 Preferred Shares to certain holders of above Series A1 Preferred Shares, who are also the holders of the original Series B1 redeemable convertible preferred shares of aBitCool, at a stated issuance price of US$0.51 for no consideration.

(v)	58,610,470 Series B2 Preferred Shares to a group of third party investors, who are also the holders of the original Series B2 redeemable convertible preferred shares of aBitCool, at a stated issuance price of US$0.63 for no consideration.

The following key terms and conditions of the Series A and Series B Preferred Shares are identical to the original preferred share issues by aBitCool:

Voting

The holder of each class of Series A and Series B Preferred Share is entitled to voting rights equal to the ordinary shareholders on an as converted basis. Preferred shareholders are entitled to vote on any matter subject to ordinary shareholder voting.

Dividends

The holders of the Series A and Series B Preferred Shares are entitled to receive dividends when and if declared by the Board of Directors on an as-converted basis prior to payment of any dividend with respect any ordinary shares of the Company. No dividends will be paid to ordinary shareholders of the Company, until a dividend (if declared) is paid in full to holders of the Series A and Series B Preferred Shares on an if-converted basis.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company (each a “Liquidation Event”), either voluntary or involuntary, or the occurrence of a Deemed Liquidation Event defined as (a) the sale, lease, other disposition of all or substantially all of the Company’s assets or the sale, exchange or transfer of a majority of the outstanding share capital of the Company, to an entity or a group of entities acting in concert; or (b) a merger, consolidation, amalgamation, recapitalization, reclassification, reorganization or similar business combination transaction involving the Company under circumstances in which the existing shareholders cease to retain a majority in voting power of the Company, distributions to the shareholders of the Company shall be made in the following manner:

(1)	In the event where the valuation of the Company is more than the sum of the stated issuance prices of the Series A1 Preferred Shares and all the Series B Preferred Shares:

(a)	the holders of Series B Preferred Shares shall be entitled to receive the amount equal to 100% of its stated issuance price plus all declared but unpaid dividends, prior and in preference to any distribution of any of the assets and funds of the Company to the holders of Series A Preferred Shares and ordinary shareholders of the Company;

(b)	After payment has been made to the holders of Series B Preferred Shares, the holders of Series A Preferred Shares shall be entitled to receive the amount equal to 100% of its stated issuance price plus all declared but unpaid dividends, prior and in preference to any distribution of any of the assets and funds of the Company to the ordinary shareholders of the Company;

(c)	After payment has been made to the holders of Series A and Series B Preferred Shares, all assets and funds of the Company that remain legally available for distribution shall be distributed pro rata among the ordinary shareholders and the holders of Series A and Series B Preferred Shares, on an as converted basis.

(2)	In the event where which the valuation of the Company is less than the sum of the stated issuance price of all the Series A1 and Series B Preferred Shares:

(a)	the holders of Series A and Series B Preferred Shares shall be entitled to receive, on parity with each other, an amount equal to 100% of its respective stated issuance price plus all declared but unpaid dividends and distribution, prior and in preference to any distribution of any of the assets and funds of the Company to the ordinary shareholders of the Company;

(b)	After payment has been made to the holders of Series A and Series B Preferred Shares, all assets and funds of the Company that remain legally available for distribution shall be distributed pro rata among the ordinary shareholders and the holders of Series A and Series B Preferred Shares, on an as converted basis.

If the total consideration from a Liquidation Event results in a valuation of the Company of less than three times of the stated issuance price of the Series B2 Preferred Shares, the holders of Series A and Series B Preferred Shares and the ordinary shareholders shall receive such payment on a pro rata basis in proportion to the number of shares on an as-converted basis held by each such holder.

Redemption

At any time after December 1, 2012, the Series B Preferred Shares shall be redeemable at the option of each holder of the Series B Preferred Shares, at a redemption price equal to 120% of the stated issuance price, plus all declared but unpaid dividends, proportionally adjusted for any recapitalizations, share combinations, share dividends, share splits.

Conversion

Each class of Series A and Series B Preferred Share is convertible, at the option of the holder, at any time into an ordinary share as determined by the quotient of the stated issuance price and the then-effective conversion price. The initial conversion price and conversion ratio is the stated issuance price of each class of Series A and Series B Preferred Shares and one-for-one, respectively.

The above conversion prices are subject to adjustments in the event that the Company issues additional ordinary shares or additional deemed ordinary shares through options or convertible instruments for a consideration per share received by the Company (net of any selling concessions, discounts or commissions) less than the original Series A and Series B Preferred Shares conversion prices, as the case may be, in effect on the date of and immediately prior to such issue. In such event, the Series A and Series B conversion price is reduced, concurrently with such issue, to a price as adjusted according to an agreed-upon formula. The above conversion prices are also subject to adjustments on a proportional basis upon other dilution events.

Prior to the completion of a Qualified IPO, both Series A and Series B Preferred Shares will be automatically converted to ordinary shares at the respective then-effective conversion prices, upon the vote of the (i) holders of not less than 51% of all outstanding Series A Preferred Shares and (ii) holders of not less than 51% of all outstanding Series B Preferred Shares.

On October 31, 2010, in preparation for the Qualified IPO, the shareholders and Board of Directors of the Company approved certain resolutions which only become effective upon the closing of a Qualified IPO effecting certain amendments to the authorized and issued share capital of the Company (Note 1(b)(v)), whereby all Series A and Series B Preferred Shares will be automatically converted into Class B ordinary shares at the respective then-effective conversion prices immediately prior to the completion of a Qualified IPO.

Registration Rights

The Series A and Series B Preferred Shares also contained registration rights which: (1) allowed the holders to demand the Company to file a registration statement covering the offer and sale of Series A and Series B Preferred Shares after a qualified IPO; (2) required the Company to offer preferred shareholders an opportunity to include in a registration if the Company proposes to file a registration statement for a public offering of other securities; (3) allowed the preferred shareholders to request the Company to file a registration statement on Form F-3 when the Company is eligible to use Form F-3. The Company was required to use its best effort to effect the registration if requested by the Preferred Shares holders, but there was no requirement to pay any monetary or non-monetary consideration for non-performance.

Series C Preferred Shares

On January 14, 2011, the Company issued an aggregate of 31,882,930 Series C1 Preferred Shares to certain holders of the Series A and Series B Preferred Shares, for total gross cash proceeds of US$30,000. On February 17, 2011, the Company issued an additional 5,313,820 Series C1 Preferred Shares to a third party investor, for gross cash proceeds of US$5,000.

Upon the issuance of the Series C1 Preferred Shares, the ranking of the Series A and Series B Preferred Shares to dividends and liquidation was modified such that the Series C1 Preferred Shares will rank senior to that of the Series A and Series B Preferred Shares. The redemption of the Series B Preferred Shares was also modified from December 1, 2012 to December 1, 2014 to be consistent with that of the Series C Preferred Shares while all other remaining key terms and conditions of the Series C1 Preferred Shares being identical to those of the Series A and Series B Preferred Shares.

Accounting for Series A, B and C Preferred Shares

The Series A Preferred Shares were initially classified as mezzanine equity as these preferred shares are redeemable contingent upon the occurrence of a conditional event (i.e. Deemed Liquidation Event). The Series B and C1 Preferred Shares were initially classified as mezzanine equity as these preferred shares may be redeemed at the option of the holders on or after an agreed upon date.

The initial carrying values of the Series A and Series B Preferred Shares were based on the estimated fair values at issuance date. The Company determined the estimated fair values of the preferred shares with the assistance of an independent third party valuation firm. The initial carrying values of the Series C1 Preferred Shares were based on the total consideration received.

The holders of Series A, Series B and Series C1 Preferred Shares have the ability to convert the instrument into the Company’s ordinary shares. The Company evaluated the embedded conversion option in these convertible preferred shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features.

The conversion options and the contingent redemption options of Series A, Series B and Series C1 Preferred Shares do not qualify for bifurcation accounting because the underlying ordinary shares are not publicly traded nor are they readily convertible into cash. There are no other embedded derivatives that are required to be bifurcated.

Beneficial conversion features (“BCF”) exist when the conversion price of the preferred shares is lower than the fair value of the ordinary share at the commitment date. Since the preferred shares are convertible from inception but contains conversion terms that change upon the occurrence of a future event, the contingent beneficial conversion feature is measured at the commitment date but not recognized until the contingency is resolved. The Company determined the estimated fair value of the ordinary share with the assistance from an independent third party valuation firm.

On October 31, 2010, the commitment date, the effective conversion price, which is the estimated fair value per preferred share at issuance date, used to measure the BCF for Series A1, Series A2, Series A3, Series B1 and Series B2 Preferred share were US$1.28, US$1.31, US$1.28, US$1.34 and US$1.37, respectively. No BCF was recognized as the estimated fair value per ordinary share at the commitment date was US$1.24, which was less than the respective effective conversion prices.

No accretion is recorded for the Series B Preferred Shares as their respective initial carrying values recorded are greater than the redemption price of Series B1 and Series B2 Preferred Shares of US$0.61 and US$0.76, respectively.

The effective conversion price used to measure the BCF for Series C1 Preferred Shares on the commitment dates of January 14, 2011 and February 17, 2011 was US$0.94. The Company recorded a BCF of US$9,662 and US$2,051 for the Series C1 Preferred Shares as the fair values per ordinary share on the commitment dates, were US$1.24 and US$1.33, respectively. The discount from recording such BCF was immediately accreted in full as the earliest conversion date is also the issuance date and was treated as a return to the Series C1 Preferred Shareholders.

Upon the Company’s IPO on April 21, 2011, all Series A, Series B and Series C1 Preferred Shares were automatically converted into Class B ordinary shares.

TREASURY STOCK	12 Months Ended
Dec. 31, 2012
TREASURY STOCK
17.	TREASURY STOCK

During 2011, the Company repurchased 3,022,532 ADSs under the Share Repurchase Plan for a total consideration of approximately US$29,918. In December 2011, 350,000 ADSs were issued to the seller of the Managed Network Entities as part of the stock consideration owed to purchase the 49% equity interest of the Managed Network Entities.

In April 2012, 998,607 ADSs, 932,829 ADSs and 316,803 ADSs were issued to the sellers of the Managed Network Entities and Gehua as part of the stock consideration owed to purchase the 51% equity interest of the Managed Network Entities, 49% equity interest of the Managed Network Entities and the 100% equity interest of Gehua, respectively.

In December 2012, an additional 95,000 ADSs were issued to the seller of the Managed Network Entities as part of the stock consideration owed to purchase the 51% equity interest of Managed Network Entities.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
STATUTORY RESERVES
18.	STATUTORY RESERVES

Under PRC law, the PRC subsidiaries of the Company are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The entities are required to allocate at least 10% of their after tax profits on an individual company basis as determined under PRC GAAP to the general reserve and have the right to discontinue allocations to the general reserve if such reserve has reached 50% of registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the entity. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

As of December 31, 2011 and 2012, the Company’s PRC Subsidiaries had appropriated RMB15,837 and RMB25,871 (US$4,153), respectively, in its statutory reserves.

MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
19.	MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN

As stipulated by the regulations of the PRC, full-time employees of the Company in the PRC participate in a government-mandated multiemployer defined contribution plan organized by municipal and provincial governments. Under the plan, certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses for the plan were RMB9,743, RMB17,499 and RMB29,015 (US$4,657), respectively, for the years ended December 31, 2010, 2011 and 2012.

SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION
20.	SHARE BASED COMPENSATION

a)	Share based awards granted to employees

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2010 (the “2010 Plan”). Under the 2010 Plan, the Company may grant options and RSUs to its employees, directors and consultants to purchase an aggregate of no more than 38,307,310 ordinary shares of the Company. The 2010 Plan was approved by the Board of Directors and shareholders of the Company on July 16, 2010. The maximum aggregate number of ordinary shares to be issued under 2010 Plan was subsequently amended to 36,585,630, as approved by the Board of Directors and shareholders of the Company on January 14, 2011, and then amended to a maximum of 39,272,595 shares as approved by the Board of Directors on July 6, 2012.

The 2010 Plan is administered by the Board of Directors or the Compensation Committee of the Board as set forth in the 2010 Plan (the “Plan Administrator”). All options to be granted under the 2010 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

On July 16, 2010, the Company granted 24,078,670 options to employees at exercise price of US$0.15 which had a vesting commencement date of either: (i) July 1, 2008 for employees who joined the Company prior to this date or (ii) the grant date for employees who joined the Company after July 1, 2008. For the options with vesting commencement dates that preceded the grant date, compensation cost related to share options that were vested upon grant date was recognized immediately on the grant date. The compensation cost related to remaining unvested share options shall be recognized over the remaining requisite service period.

In addition to the granting of share options with service conditions, the Company granted 1,964,424 share options in 2011 and 2,524,932 share options and 432,910 RSUs in 2012 with performance conditions whereby a predetermined number will vest upon the assignment of an annual performance review rating in accordance with predetermined performance targets for the grantees over a four-year period. As it is probable for the Company to estimate the annual performance review ratings for the individual grantees, the Company commenced recognition of the related compensation expense using the accelerated method.

The compensation cost related to remaining unvested share options shall be recognized over the remaining requisite service period or the performance review period. As of December 31, 2012, options to purchase 17,898,396 of ordinary shares were outstanding and options to purchase 3,258,737 ordinary shares were available for future grant under the 2010 Plan.

The following table summarized the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2012	18,180,898	0.24	7.2	23,425
Granted	3,829,830	0.54
Exercised	(3,128,472)	0.17
Forfeited	(983,860)	0.89

Outstanding, December 31, 2012	17,898,396	0.28	6.9	23,571

Vested and expected to vest at December 31, 2012	17,898,396	0.28	6.9	23,571

Exercisable as of December 31, 2012	11,715,639	0.19	6.3	16,485

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2011 and 2012, the Company had options outstanding to purchase an aggregate of 18,180,898 shares and 17,898,396 shares with an exercise price below the estimated fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB147,435 and RMB146,850 (US$23,571), respectively.

For share options granted before September 30, 2011, the fair value of each share option grant was estimated on the date of grant using the Black-Scholes option pricing model. For share options granted after September 30, 2011, the fair value of each award is estimated on the date of grant using a binomial-lattice option valuation model. The binomial-lattice model considers characteristics of fair value option pricing that are not available under the Black-Scholes. Similar to the Black-Scholes model, the binomial-lattice model takes into account variables such as volatility, dividend yield, and risk-free interest rate. However, in addition, the binomial-lattice model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option. For these reasons, the Company believes that the binomial-lattice model provides a fair value for its share based compensation plans that are more representative of actual experience and future expected experience that the value calculated in previous years using the Black-Scholes model.

The Company calculated the estimated fair value of the share options on the grant date using the Black-Scholes Option model or Binomial-Lattice model for 2010, 2011 and 2012, respectively, with the following assumptions:

	Granted in 2010	Granted in 2011	Granted in 2011	Granted in 2012
		Before September 30, 2011	After September 30, 2011
Risk-free interest rates	1.41%-2.35%	1.03%-3.36%	1.03%-3.36%	2.06%-3.68%
Expected life (years)	0.71-4.04 years	0.08-7.75 years	Not applicable	Not applicable
Sub optimal early exercise factor	Not applicable	Not applicable	2.2	2.2
Expected volatility	40.14%-67.24%	24.25%-76%	69.17%	57.01%-68.03%
Expected dividend yield	0%	0%	0%	0%
Fair value of share option	US$0.83	US$1.20-US$2.06	US$1.02-US$1.03	US$1.34-US$1.68

The aggregate fair value of the outstanding options at the grant date was determined to be RMB119,532 (US$19,186) and such amount is recognized as compensation expense using the straight-line method for all employee share options granted with graded vesting based on service conditions and the accelerated method for share options granted with graded vesting based on performance conditions. The weighted-average grant-date fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was US$0.15, US$1.54 and US$1.49, respectively. The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was US$26,842, US$9,804 and US$9,097, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was nil, US$14,061, and US$4,487, respectively.

As of December 31, 2012, there was RMB38,086 of unrecognized share-based compensation cost, net of estimated forfeitures, related to unvested options which is expected to be recognized over a weighted-average period of 0.6 year. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

The following table summarizes the Company’s RSU activity (including RSUs with performance conditions) under the 2010 Plan:

	Number of RSUs	Weighted-average grant date fair value	Weighted-average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2012	—	—
Granted	812,187	10.27
Vested	(107,582)	11.01
Forfeited	(18,762)	11.31

Unvested, December 31, 2012	685,843	10.12	9.4	1,098

Share-based compensation cost for RSUs is measured based on the closing fair market value of the Company’s common stock on the date of grant. The aggregate fair value of the unvested RSUs as of December 31, 2012 was US$1,098, and such amount is recognized as compensation expense using the straight-line method for the RSUs with graded vesting based on service conditions and the accelerated method for the RSUs with graded vesting based on performance conditions. As of December 31, 2012, there was US$5,713 of unrecognized share-based compensation cost related to RSUs which is expected to be recognized over a weighted-average vesting period of 3.3 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Total compensation expense relating to options and RSUs granted to employees recognized for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cost of revenues	4,645	2,157	4,517	725
Sales and marketing expenses	11,884	5,763	10,508	1,687
General and administration expenses	48,899	31,420	47,749	7,664
Research and development expenses	6,416	2,619	4,858	780

	71,844	41,959	67,632	10,856

(b)	Fully vested ordinary shares to the CEO of the Company

On December 31, 2010, in recognition of his past service contributions, the Company issued 24,826,090 fully vested ordinary shares to Sunrise Corporate Holding Ltd. (“Sunrise”), a company owned by Mr. Chen Sheng, the chief executive officer of the Company, for cash consideration equal to their per share par value of US$0.00001. Accordingly, the Company recorded share-based compensation expense on the date of issuance of these shares to Sunrise equal to the estimated fair-value of the ordinary shares at the measurement date which was determined to be RMB206,037 (US$31,217) or US$1.234 per ordinary share, which was recorded in general and administrative expenses.

Subsequently, in July 2012, the Company repurchased 2,686,965 shares from Sunrise at par value, for the purpose of increasing the maximum aggregate number of shares available for grant under the 2010 share incentive plan by the same amount.

Although neither Sunrise nor the Company’s chief executive officer has any contractual obligation to do so, Sunrise may at its sole discretion, at a future date, transfer a portion of these shares to existing employees of the Company and former employees of the Company’s Non-IDC business that was discontinued and disposed of by the Company. Any share-based shareholder contribution, if and when made by the Company’s chief executive officer through Sunrise for the benefit of the Company, would be required to be pushed down and recognized as share-based compensation expense within the Company’s results of operations in accordance to ASC 718, which would be derived by determining the estimated fair value of the ordinary share award on the transfer date.

As of December 31, 2012, Sunrise did not transfer any of these shares to existing employees of the Company and former employees of the Company’s Non-IDC Business that was previously discontinued and disposed of by the Company.

TAXATION	12 Months Ended
Dec. 31, 2012
TAXATION
21.	TAXATION

Enterprise income tax

Cayman Islands

The Company and Fastweb Holdings are tax-exempt companies incorporated in the Cayman Islands. The Company conducts substantially all of its business through its PRC subsidiary and its VIE and its subsidiaries located in the PRC.

British Virgin Islands

21V Xi’an Holding is a tax-exempt company incorporated in the British Virgin Islands.

Hong Kong

21Vianet HK and Fastweb HK are incorporated in Hong Kong and are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2010, 2011 and 2012. No provision for Hong Kong profits tax has been made in the consolidated financial statements as these entities had no assessable profits in the years ended December 31, 2010, 2011 and 2012.

The PRC

21Vianet China, 21Vianet Technology, Xi’an sub, and 21Vianet Beijing and its subsidiaries are registered in the PRC and subject to PRC enterprise income tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws.

On March 16, 2007, the National People’s Congress enacted the Enterprise Income Tax Law (“the New EIT Law”), effective on January 1, 2008. The New EIT Law unified the previously-existing separate income tax laws for domestic enterprises and foreign invested enterprises (“FIEs”) and adopted a unified 25% enterprise income tax rate applicable to all resident enterprises in China, except for certain entities eligible for preferential tax rates and grandfather rules stipulated by the New EIT Law.

In April 2009, 21Vianet Beijing received an approval for the grandfathering of the 6-year tax holiday which effectively commenced from January 1, 2006 and allows the Company to utilize a three-year 100% exemption followed by a three-year half-reduced EIT rate. As a result, 21Vianet Beijing was allowed to use a half-reduced EIT rate for 2009, 2010 and 2011. In December 2008, 21Vianet Beijing also received an approval as a High and New Technology Enterprises (“HNTE”) and is eligible for a 15% preferential tax rate effective from 2008 to 2010 and thereafter for an additional 3 years if it is able to satisfy the technical and administrative requirements in these 3 years. The Company’s HNTE certificate expired as of December 31, 2010 and the Company obtained a renewed certificate in September 2011, which will expire on December 31, 2013. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2010, 2011, 21Vianet Beijing chose to apply the tax holiday and enjoy a preferential tax rate of 12.5%. For the year ended December 31, 2012, 21Vianet Beijing applied a preferential tax rate of 15%.

In April 2011, Xi’an Sub, a subsidiary located in Shanxi Province, qualified for a preferential tax rate of 15%. The preferential tax rate is awarded for companies that have operations in certain industries and meet the criteria of the Preferential Tax Policies for Development of the West Regions. The entity’s qualification will need to be assessed on an annual basis.

In July 2012, Gehua, a subsidiary located in Guangzhou Province, qualified as a HNTE and is eligible for a 15% preferential tax rate effective from 2012 to 2014, and thereafter for an additional 3 years if it is able to satisfy the HNTE technical and administrative requirements in those 3 years.

In June 2009, Fastweb Network BJ, a subsidiary located in Beijing, qualified as a HNTE and is eligible for a 15% preferential tax rate effective from 2009 to 2011, and thereafter for an additional 3 years if it is able to meet the HNTE technical and administrative requirements in those 3 years. The Company’s HNTE certificate expired as of December 31, 2011 and the Company obtained a renewed certificate in May 2012, which will expire on December 31, 2014. For the year ended December 31, 2012, Fastweb Network BJ applied a preferential tax rate of 15%.

The Company’s other PRC subsidiaries were subject to EIT at a rate of 25% for the years ended December 31, 2010, 2011 and 2012.

The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2012, no detailed interpretation or guidance has been issued to define “place of effective management”. Furthermore, as of December 31, 2012, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New CIT Law. The Company will continue to monitor changes in the interpretation or guidance of this law.

(Loss) profit from continuing operations before income taxes consists of:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Non-PRC	(282,527)	(4,912)	(74,140)	(11,900)
PRC	49,400	64,528	167,955	26,956

	(233,127)	59,616	93,815	15,056

Income tax benefit (expense) comprises of:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Current	(10,581)	(32,169)	(45,481)	(7,300)
Deferred	8,993	18,492	9,322	1,496

	(1,588)	(13,677)	(36,159)	(5,804)

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2010, 2011 and 2012 applicable to the PRC operations to income tax expense is as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
(Loss) profit from continuing operations before income taxes	(233,127)	59,616	93,815	15,056

Income tax benefit (expense) computed at applicable tax rates (25%)	58,282	(14,904)	(23,454)	(3,764)
Non-deductible expenses	(777)	(2,161)	(1,969)	(315)
Taxable income	(11,245)	(1,178)	—	—
Research and development expenses	533	2,982	4,313	692
Effect of tax holidays	3,621	827	—	—
Preferential rate	—	371	7,245	1,163

Current and deferred tax rate differences	553	1,331	1,804	290
International rate differences	(70,503)	(1,020)	(15,716)	(2,523)
Tax exempted income	—	—	2,635	423
Outside basis difference	613	—	—	—
Unrecognized tax benefits	(364)	(856)	(641)	(103)
Deferred tax expense	(105)	—	(3,695)	(593)
Change in valuation allowance	17,804	(32)	(5,263)	(845)
Prior year provision to return true up	—	963	(1,418)	(229)

Income tax expense	(1,588)	(13,677)	(36,159)	(5,804)

The benefit of the tax holiday per basic earnings per share is as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Basic	0.05	0.005	—	—

Diluted	0.05	0.004	—	—

Deferred Tax

The significant components of deferred taxes are as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful accounts	314	53	8
Accrued salary and welfare	2,407	3,589	576
Accrued expenses	512	1,403	225

Contingent consideration payables-current	1,727	3,498	562
Deferred government grant	—	67	11
Valuation allowance	(88)	(25)	(4)

Net current deferred tax assets	4,872	8,585	1,378

Non-current
Tax losses	5,333	8,586	1,378
Property and equipment	4,824	7,102	1,140
Deferred government grant	1,281	4,540	729

Contingent consideration payables-non current	5,866	883	142
Others	23	—	—
Valuation allowance	(4,554)	(9,880)	(1,586)

Net non-current deferred tax assets	12,773	11,231	1,803

Total deferred tax assets	17,645	19,816	3,181

Deferred tax liabilities
Non-current
Intangible assets	39,682	41,736	6,699
Capitalized interest	—	2,930	470

Total deferred tax liabilities	39,682	44,666	7,169

As of December 31, 2011 and 2012, the Company has net tax operating losses from its PRC subsidiaries and its Consolidated VIE, as per filed tax returns, of RMB19,987 and RMB26,616 (US$4,272), respectively, which will expire between 2013 to 2018.

As of December 31, 2012, the Company intends to permanently reinvest the undistributed earnings from other foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Unrecognized Tax Benefits

As of December 31, 2011 and 2012, the Company recorded unrecognized tax benefits of RMB26,801 and RMB12,340 (US$1,981), respectively.

The unrecognized tax benefits and its interest are primarily related to the application of a reduced income tax rate not yet approved and unqualified deemed profit tax filing method. All of other uncertain tax benefits, if ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax positions will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2011	2012
	RMB	RMB	US$
Balance at beginning of year	5,035	25,403	4,077
Reclass to income tax payable	—	(15,931)	(2,557)
Additions based on tax positions related to the current year	20,368	830	133

Balance at end of year	25,403	10,302	1,653

In the years ended December 31, 2010, 2011 and 2012, the Company recorded interest expense of RMB181, RMB857 and RMB641 (US$103), respectively. Accumulated interest expense recorded by the Company was RMB1,398 and RMB2,038 (US$328) as of December 31, 2011 and 2012, respectively. As of December 31, 2012, the tax years ended December 31, 2009 through 2012 for the PRC Subsidiaries remain open for statutory examination by the PRC tax authorities.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
22.	DISCONTINUED OPERATIONS

As discussed in Note 1, on March 31, 2010, the Non-IDC Business was disposed. Accordingly, pursuant to ASC 205-20 Discontinued Operations, the Non-IDC Business has been accounted for as a discontinued operation whereby the results of operations of this business have been eliminated from the results of continuing operations and reported in discontinued operations for all periods presented. The results of the discontinued operations are determined by using a combination of specific identification of revenues and certain costs as well as a reasonable allocation of the remaining costs using applicable cost drivers where specific identification is not determinable.

For the year ended December 31, 2010
RMB
Net Revenue	3,726
Cost of revenue	(3,846)

Gross loss	(120)

Operating expenses:
Sales and marketing expenses	(4,032)
General and administrative expenses	(8,167)
Research and development expenses	(3,046)

Loss before income tax expenses	(15,365)

Income tax benefit	2,413

Loss from discontinued operations	(12,952)

Although the Non-IDC Business has been disposed on March 31, 2010, the invoicing of certain Non-IDC agreements continue to be performed by 21Vianet Beijing and 21Vianet Technology in return for a percentage of the revenue billed. Such service fee has been classified as other income in the consolidated statements of operations subsequent to March 31, 2010, with an insignificant amount for the period after the disposal date through to December 31, 2010 and nil for the years ended December 31, 2011 and 2012. These expected continuing cash flows ceased within one year as agreements were entered into and renewed annually, upon such time new agreements were entered into directly by SH Guotong and GZ Juliang. Although the indirect cash flows were a result of the cash flows of the disposed component, such cash flows were not considered significant and hence, the Non-IDC Business qualifies for classification as discontinued operations.

The net assets of the non-IDC Business are not classified as held for sale as the criteria required for the held for sale classification is not met.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
23.	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship with the Company
aBitCool	A company owned by the same group of the Company’s Class B ordinary shareholders
BitCool Media Group Limited (“Bitcool Media”)	A company controlled by aBitCool
Beijing Wanwei Huoju Network Technology Co., Ltd. (“BJ Wanwei”) *	A company controlled by aBitCool
Qingdao 21Vianet Information Technology Co., Ltd. (“21V QD”) *	A company controlled by aBitCool
Beijing Huoju Union Network Service Co., Ltd. (“Huo Ju Lian He”) *	A company controlled by aBitCool
21V BJ *	A company controlled by aBitCool
CloudEx Beijing Science & Technology Co., Ltd. (“CE BJ”)	A company controlled by aBitCool
Beijing CloudEX Software Service Co., Ltd. (“CE Soft BJ”)	A company controlled by aBitCool
Ningbo 21Vianet Information Technology Co., Ltd. (“21V NB”) *	A company controlled by aBitCool
21V FS *	A company controlled by aBitCool
Tianjin Yunlifang Technology Co., Ltd. (“TJ Yunlifang”) *	A company controlled by aBitCool
Guangzhou Juliang Information Technology Co., Ltd (“GZ Juliang”)	A company controlled by aBitCool
21 ViaNet Engineering Technology Services Co., Ltd. (“VEE”) *	A company controlled by aBitCool
SH Guotong	A company controlled by aBitCool
21 Vianet Infrastructure Limited	A company controlled by aBitCool
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) ***	A company controlled by 21 Vianet Infrastructure Limited

Name of related parties	Relationship with the Company
Mr. Chen Sheng (“Chen Sheng”)	Director of the Company and CEO of the Company
Mr. Zhang Jun (“Zhang Jun”)	Director and COO of the Company
Mr. Hsiao Shang-Wen (“Hsiao Shang-Wen”)	President and CFO of the Company
Mr. Xiao Feng (“Xiao Feng”)	Vice President of hosting services of the Company
Mr. Lai Ningning (“Lai Ningning”)	Vice President of network services of the Company
Mr. Wang Yanguo (“Wang Yanguo”)	Purchase Director of the Company
Mr. Lin Xiaodong (“Lin Xiaodong”)	General Manager of network services of the Company
Ms. Li Heyang (“Li Heyang”)	Financial Controller of the Company
Ms. Li Mei (“Li Mei”) ****	HR Director of the Company
Mr. Cheng Ran ****	Seller of Managed Network Entities
Mr. Liu Zaide (“Liu Zaide”)	Chief Software Officer of the Company, one of the shareholder of Lyzh Consulting Ltd.
Shi Dai Tong Lian	A company controlled by Mr. Cheng Ran
Concept Network Limited (“Concept Network”)	A company owned by Mr. Cheng Ran
Tianjin Guanbang Network Technology Co., Ltd. (“Tianjin Guanbang”)	Seller of Gehua
Beijing Huibang Fangda Technology Development Co., Ltd. (“Beijing Huibang”)	Seller of Gehua
Nanjing Chiguan Technology Development Co., Ltd (“Nanjing Chiguan”)	A company owned by Tianjin Guanbang
Lyzh Consulting Ltd. **	Seller of Fastweb
DFS DragonFund China, L.P. **	Seller of Fastweb
DFJ DragonFund Partners, LLC **	Seller of Fastweb
Draper Fisher Jurvetson Fund VIII, L.P. **	Seller of Fastweb
Draper Fisher Jurvetson Partners VIII, LLC **	Seller of Fastweb
JABE, LLC **	Seller of Fastweb

*	These companies were sold out by aBitCool in 2011 to third parties, so the balances with these companies were no longer classified as “amounts due from related parties” as of December 31, 2011 or December 31, 2012.
**	Collectively, “Sellers of Fastweb”.
***	Acquired by the Company on July 5, 2012 (Note 4).
****	Resigned in 2012, and no longer a related party thereafter.

b)	The Company had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Rental of office to:
—VEE	51	—	—	—
—BJ Wanwei	60	—	—	—
Services provided to:
—SH Guotong	11,322	8,181	27,171	4,361
—GZ Juliang	1,173	268	—	—
—BJ Wanwei	1,006	—	—	—
—21V BJ	5	3	—	—
—21V FS	4	39	—	—
—Huo Ju Lian He	896	—	—	—
—CE BJ	541	854	1	—
—CE Soft BJ	2	90	215	35
—VEE	1,061	303	—	—
—TJ Yunlifang	—	93	—	—
Services provided by:
—SH Guotong	2,905	2,554	6,639	1,066
—21V NB	149	—	—	—
—Xi’an Tech	—	8,836	5,526	887
Rental of equipment from:
—Xi’an Tech	13,178	897	—	—
—21V NB	—	442	—	—
Purchases of equipment from:
—SH Guotong	—	—	1,812	291
—CE Soft BJ	—	—	515	83
—Xi’an Tech	27,633	39,896	—	—
Sales of property and equipment to:
—BJ Wanwei	4,526	—	—	—
—CE Soft BJ	1,518	—	—	—
—CE BJ	4,396	—	—	—
Sales of intangible assets to:
—CE Soft BJ	466	—	—	—
—CE BJ	428	—	—	—
—21V QD	23	—	—	—
Loans provided to:
—BitCool Media	—	—	14,771	2,371
Interest income from loan to:
—Bitcool Media	—	—	253	41
Issuance of ordinary shares for Chen Sheng’s past services:
—Sunrise (Note 20(b))	206,037	—	—	—

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Acquisition of 21V Xi’an from 21 Vianet Infrastructure Limited (Note 4)	—	—	15,977	2,564
Purchase 10% equity interests of BJ Tele from aBitCool (Note 11)	—	8,200	—	—
Purchase 99.95% equity interests of Shanghai Cloud from 21V FS (Note 4)	—	18,191	—	—
Purchase 0.05% equity interests of Shanghai Cloud from 21V BJ (Note 4)	—	9	—	—
Purchase 100% equity interests of Shenzhen Cloud from 21V FS (Note 4)	—	7,900	—	—

c)	The Company had the following related party balances as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$
Amounts due from related parties:
—SH Guotong	92	3,702	594
—Bitcool Media	—	15,024	2,412
—CE BJ	2	—	—
—CE Soft BJ	9	—	—
—Nanjing Chiguan	2,480	—	—
— Chen Sheng *	4,053	—	—
—Zhang Jun *	12,483	—	—
—Hsiao Shang-Wen *	1,452	—	—
—Xiao Feng *	8,269	—	—
—Lai Ningning *	8,269	—	—
—Wang Yanguo *	2,087	—	—
—Lin Xiaodong *	1,937	—	—
—Li Heyang *	401	—	—
—Li Mei *	109	—	—

	41,643	18,726	3,006

Amounts due to related parties:
Current:
—Tianjin Guanbang (Seller of Gehua)	21,209	39,592	6,355
—Concept Network (Seller of the Managed Network Entities)	43,656	47,755	7,665
—Shi Dai Tong Lian (Seller of the Managed Network Entities)	25,069	—	—
—Xi’an Tech	6,684	—	—
—Beijing Huibang (Seller of Gehua)	—	815	131
—Sellers of Fastweb	—	16,875	2,709

	96,618	105,037	16,860

	December 31,
	2011	2012
	RMB	RMB	US$
Non-current:
—Concept Network (Seller of the Managed Network Entities)	84,277	43,992	7,061
—Sellers of Fastweb	—	35,601	5,715
—Tianjin Guanbang (Seller of Gehua)	40,216	6,723	1,079

	124,493	86,316	13,855

*	Collectively, “the Nine Executives”

All balances with the related parties, other than the amount due from BitCool Media, as of December 31, 2011 and 2012 were unsecured, interest-free and have no fixed terms of repayment. The loan provided to BitCool Media bears an annual interest rate of 3% and will mature in April 2013. The Company has recorded the related interest income of RMB253 (US$41) using the effective interest method.

The amount due to Shi Dai Tong Lian, Concept Network and Tianjin Guanbang, and the Sellers of Fastweb as of December 31, 2012 relate to the remaining contingent purchase consideration payable for the acquisitions of the Managed Network Entities, Gehua and Fastweb (Note 4), respectively.

As disclosed in Note 12, Mr. Chen Sheng and Mr. Zhang Jun provided guarantees to banks and third party who in turn granted guarantee to the banks for the Company’s short-term bank borrowings.

The amount due from the Nine Executives as of December 31, 2011 related to the unsettled withholding individual income taxes which were subsequently repaid and fully settled by the Nine Executives in April 2012.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS
24.	RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and the articles of association of the Company’s PRC subsidiaries, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. 21Vianet China was established as foreign-invested enterprise and, therefore, is subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax income to be set aside, prior to payment of dividends as general reserve fund, the Company’s PRC Subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.

Amounts restricted include paid-in capital and statutory reserve funds of the Company’s PRC subsidiaries and the equity of the Consolidated VIE, as determined pursuant to PRC generally accepted accounting principles, totaling an aggregate of RMB1,316,583 (US$211,326) as of December 31, 2012. The Company does not have any retained earnings that are free from restriction.

(LOSS) EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
(LOSS) EARNINGS PER SHARE
25.	(LOSS) EARNINGS PER SHARE

Basic and diluted (loss) earnings per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Numerator:
Net (loss) profit from continuing operations	(234,715)	45,939	57,656	9,252
Less: net profit attributable to non-controlling interest	(7,722)	(27,495)	(1,332)	(214)

Net (loss) profit from continuing operations attributable to ordinary shareholders	(242,437)	18,444	56,324	9,038
Loss from discontinued operations	(12,952)	—	—	—

Net (loss) profit attributable to ordinary shareholders	(255,389)	18,444	56,324	9,038

Denominator:
Weighted-average number of shares outstanding—basic	71,526,320	259,595,677	342,533,167	342,533,167
Weighted-average number of stock options and RSUs granted in connection with the stock option plan	—	57,211,984	14,251,042	14,251,042
Dilutive effect of preferred shares	110,966,180	—	—	—

Weighted-average number of shares outstanding—diluted	182,492,500	316,807,661	356,784,209	356,784,209

(Loss) earnings per share—Basic:
Net (loss) profit from continuing operations	(3.39)	0.07	0.16	0.03
Loss from discontinued operations	(0.18)	—	—	—

	(3.57)	0.07	0.16	0.03

(Loss) earnings per share—Diluted:
Net (loss) profit from continuing Operations	(3.39)	0.06	0.16	0.03
Loss from discontinued operations	(0.18)	—	—	—

	(3.57)	0.06	0.16	0.03

On March 31, 2011, the Company’s shareholders approved and executed a ten-for-one split of the Company’s ordinary shares and preferred shares. Each ordinary share and preferred share of the Company was subdivided into 10 shares at a par value of US$0.00001. All shares and per share amounts presented in the accompanying consolidated financial statements have been revised on a retroactive basis to give effect to the share split. The par value per ordinary share and preferred share has been retroactively revised as if it had been adjusted in proportion to the ten-for-one share split.

In 2011, the Company issued 8,207,178 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

Contingently issuable shares related to the portion of contingent consideration for the acquisitions of Managed Network Entities, Gehua and Fastweb (Note 4) in the form of shares that are based on targets that have been fixed are included in the computation of basic earnings per share as the Company does not expect any circumstances under which these shares would not be issued.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL
26.	SHARE CAPITAL

On October 31, 2010, the same date of the reorganization, the shareholders and Board of Directors of the Company approved certain resolutions which became effective upon the closing of the Company’s Qualified IPO as follows:

(1)	The ordinary share capital of the Company will be divided into (i) 300,000,000 Class A Ordinary Shares with a par value of US$0.00001 each (the “Class A Ordinary Shares”), (ii) 300,000,000 Class B Ordinary Shares with a par value of US$0.00001 each (the “Class B Ordinary Shares”). In March 2011, the number of authorized Class A Ordinary Shares increased from 300,000,000 to 470,000,000;

(2)	Holders of Class A Ordinary Shares and Class B Ordinary Shares are entitled to the same rights except for voting and conversion rights. In respect of matters requiring a shareholder’s vote, each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 10 votes. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances. Upon any transfer of Class B Ordinary Shares by a holder to any person or entity which is not an affiliate of such holder, such Class B Ordinary Shares will be automatically converted into an equal number of Class A Ordinary Shares;

(3)	All the then currently issued and outstanding 41,408,340 Series A Preferred Shares and 69,557,840 Series B Preferred Shares would be converted into Class B Ordinary Shares in accordance to the conversion rights; and

(4)	All of the then currently issued and outstanding 71,526,320 ordinary shares would be re-designated as Class B Ordinary Shares.

In July 2012, the company repurchased 2,686,965 ordinary shares from Sunrise at par value (Note 20(b)). Such shares were cancelled immediately.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
27.	FAIR VALUE MEASUREMENTS

The Company applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 820, the Company measures cash equivalents, fixed rate time deposits and the contingent consideration for the acquisitions of the Managed Network Entities, Gehua and Fastweb (Note 4) at fair value. Fixed rate time deposits are classified as held-to-maturity securities and stated at the amortized cost. Cash equivalents and fixed rate time deposits are classified within Level 1 or Level 2 because they are valued using a quoted market prices or alternative pricing sources and model utilizing market direct or indirect observable inputs, such as the risk-free interest rate. The contingent consideration for the acquisitions of the Managed Network Entities, Gehua and Fastweb is classified within Level 3. The contingent consideration is based on the achievement of certain financial targets in accordance with the sales and purchase agreements for the various periods, as well as other non-financial measures. The revenue and net profit targets were calculated based on the discounted cash flows (“DCF”) model. The DCF model involves applying appropriate discount rates to estimated cash flow forecasts that are based on forecasts of revenue and costs. Estimation of future cash flows requires us to make complex and subjective judgments regarding the Managed Network Entities’, Gehua’s and Fastweb’s projected financial and operating results, unique business risks, limited operating histories and future prospects. The Managed Network Entities’, Gehua’s and Fastweb’s revenue forecasts were based on expected annual growth rates which were derived from a combination of our historical experience and industry trends.

Assets / liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2011 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	RMB	RMB	RMB	RMB
Cash equivalents:
— Fixed rate time deposits	5,000	—	—	5,000
Short-term investment:
— Fixed rate time deposits	894,540	—	—	894,540

	899,540	—	—	899,540

	Fair value measurement at December 31, 2011 using:
	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	RMB	RMB	RMB	RMB
Amounts due to related parties:
— Contingent consideration payable in relation to the acquisition of Managed Network Entities	—	—	153,002	153,002
— Contingent consideration payable in relation to the acquisition of Gehua	—	—	61,425	61,425

	—	—	214,427	214,427

	Fair value measurement at December 31, 2012 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2012
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
— Fixed rate time deposits	20,000	—	—	20,000	3,210
Short-term investment:
— Fixed rate time deposits	222,701	—	—	222,701	35,746

	242,701	—	—	242,701	38,956

	Fair value measurement at December 31, 2012 using:
	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2012
	RMB	RMB	RMB	RMB	US$
Amounts due to related parties:
— Contingent consideration payable in relation to the acquisition of Managed Network Entities	—	—	91,747	91,747	14,726
— Contingent consideration payable in relation to the acquisition of Gehua	—	—	46,315	46,315	7,434
— Contingent consideration payable in relation to the acquisition of Fastweb	—	—	52,476	52,476	8,424

	—	—	190,538	190,538	30,584

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payable
RMB
Fair value at January 1, 2011	136,741
Contingent purchase consideration payable—Managed Network Entities (Note 4)	169,168
Contingent purchase consideration payable—Gehua (Note 4)	77,469
Payment of cash consideration	(82,195)
Payment of stock consideration (Note 17)	(20,156)
Reclassification to equity upon resolution of contingencies	(129,785)
Changes in the fair value	63,185
Transfers in and/or out of Level 3	—

Fair value at December 31, 2011	214,427
Contingent purchase consideration payable—Fastweb (Note 4)	116,040
Changes in the fair value	17,430
Payment of cash consideration	(59,598)
Reclassification to equity upon resolution of contingencies	(97,761)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2012	190,538

Fair value at December 31, 2012 (US$)	30,584

As the contingencies with respect to financial performance of the Managed Network Entities and Fastweb for fiscal year 2012 were resolved, the corresponding portion of the contingent consideration in shares were remeasured on December 31, 2012 with the fair value of RMB56,564 (US$9,079) and RMB41,197 (US$6,613) reclassified to additional paid in capital, respectively.

Changes in the fair value of the contingent purchase consideration payable will be recorded in the consolidated financial statements of operations. The Company’s valuation techniques used to measure the fair value of the contingent consideration payable were derived from management’s assumptions of estimations as discussed above.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
28.	COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2012, the Company has the following commitments to purchase certain computer and network equipment and construction in progress:

	RMB	US$
2013	141,740	22,751
2014	4,114	660
2015	4,239	680

	150,093	24,091

Investment commitments

As of December 31, 2012, the Company has a commitment to pay for the second tranche of investment of an amount of RMB50,500 for its investment in the Yizhuang Fund upon written notice by Yizhuang Fund (Note 11).

Operating lease commitments

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. For the years ended December 31, 2010, 2011 and 2012, total rental expenses for all operating leases amounted to RMB7,346, RMB15,363 and RMB24,082 (US$3,865), respectively.

As of December 31, 2012, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises and data center space consisting of the following:

	RMB	US$
2013	83,377	13,383
2014	82,202	13,194
2015	79,235	12,718
2016	75,958	12,192
2017 and thereafter	361,019	57,948

	681,791	109,435

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain material rent escalation clauses or contingent rents.

Bandwidth and cabinet capacity purchase commitments

As of December 31, 2012, the Company had outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2013	605,304	97,158
2014	73,083	11,731
2015	29,498	4,735
2016	4,962	796
2017 and thereafter	53,086	8,521

	765,933	122,941

Income Taxes

As of December 31, 2012, the Group has recognized an accrual of RMB12,340 (US$1,981) for unrecognized tax benefits and its interest (Note 21). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2012, the Group classified the accrual for unrecognized tax benefits as a non-current liability.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
29.	SUBSEQUENT EVENTS

a)	Property lease contract

On February 4, 2013, the Company through 21Vianet Beijing, entered into a lease agreement with Beijing Xingguang Tuocheng Investment Co., Ltd. for property and buildings for purposes of building out a new data center in the Daixing District of Beijing. The lease term is 20 years, with the first 3.5 years rent-free. After the rent-free period ends, the rent for the next 9 years will be RMB471,628, and the rent thereafter will be negotiated at a later date.

b)	Acquisition of Beijing Tianwang Online Communication Technology Co., Ltd and Beijing Yilongxinda Technology Co., Ltd.

On February 28, 2013, the Company through 21Vianet Beijing, entered into a share purchase agreement to acquire 100% equity interest in Beijing Tianwang Online Communication Technology Co., Ltd and Beijing Yilong Xinda Technology Co., Ltd. (collectively the “Target Companies”) from Beijing Kaihua Kewei Technology Company Limited. The Target Companies principally provide virtual private network services and managed network services. The consideration for the Target Companies includes RMB17,500 in cash, as well as additional contingent consideration in both cash and shares. The contingent consideration is based on the achievement by the Target Companies of certain financial performance targets in accordance with the sales and purchase agreement for the fiscal years 2013 and 2014, as well as compliance with the terms of the sales and purchase agreement. The Company is in the process of determining the fair value of the assets acquired and liabilities assumed to allocate the purchase price, as well as the fair value of the contingent consideration in both cash and shares.

c)	Issuance of bonds

On March 22, 2013, the Company closed on an offering of RMB1,000,000 (equivalent to US$160,500) in aggregate principal amount of bonds due 2016 at a coupon rate of 7.875% per annum (“2016 Bonds”). The 2016 Bonds were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited (the “SGX-ST”). Interest on the 2016 Bonds is payable semi-annually in arrears on March 22 and September 22 in each year, beginning September 22, 2013.

The Company intends to use the 2016 Bond proceeds for data center expansion and other general corporate purposes.

PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
30.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2011	2012
	RMB	RMB	US$
ASSETS
Current assets
Cash	34,224	14,097	2,263
Restricted cash	—	190,000	30,497
Short-term investment	894,540	122,701	19,695
Prepaid expenses and other current assets	16,739	18,562	2,979
Amount due from subsidiaries	497,851	980,246	157,340

Total current assets	1,443,354	1,325,606	212,774

Non-current assets
Restricted cash	—	100,000	16,051
Investments	212,110	500,204	80,288

Total non-current assets	212,110	600,204	96,339

Total assets	1,655,464	1,925,810	309,113

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	2,796	2,531	406
Amount due to a subsidiary	114	—	—
Amount due to related parties	—	16,875	2,709

Total current liabilities	2,910	19,406	3,115
Non-current liabilities
Amount due to related parties	—	35,601	5,715

Total non-current liabilities	—	35,601	5,715

Total liabilities	2,910	55,007	8,830

Shareholders’ equity:
Class A Ordinary shares	13	19	3
Class B Ordinary shares	10	4	1
Additional paid-in capital	3,172,372	3,212,927	515,709
Accumulated other comprehensive loss	(57,290)	(61,232)	(9,828)
Accumulated deficit	(1,294,533)	(1,238,209)	(198,746)
Treasury stock	(168,018)	(42,706)	(6,856)

Total shareholders’ equity	1,652,554	1,870,803	300,283

Total liabilities and shareholders’ equity	1,655,464	1,925,810	309,113

Condensed statements of operations

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(281,113)	(49,424)	(78,611)	(12,618)

Operating (loss) profit	(281,113)	(49,424)	(78,611)	(12,618)
Other (expenses) income	(49,931)	45,344	10,570	1,694
Investment income	75,655	22,524	124,365	19,962

(Loss) profit before income taxes	(255,389)	18,444	56,324	9,038
Income tax expense	—	—	—	—

Net (loss) income	(255,389)	18,444	56,324	9,038

Condensed statements of cash flows

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	(712)	(6,300)	(1,011)
Net cash (used in) generated from investing activities	—	(1,349,501)	272,873	43,799
Net cash generated from (used in) financing activities	1,537	1,382,900	(286,700)	(46,019)

Net increase (decrease) in cash	1,537	32,687	(20,127)	(3,231)
Cash at beginning of the year	—	1,537	34,224	5,494

Cash at end of the year	1,537	34,224	14,097	2,263

(a)	Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, and such investment is presented on the balance sheet as “Investment in subsidiaries” and the share of the subsidiaries’ profit or loss is presented as “Equity in profit of subsidiaries” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the periods presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.

(b) Related party transactions

The Company had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Expenses paid on behalf by:
—aBitCool	2,485	—	—	—

Waiver of liability by:
—aBitCool	116,069	—	—	—

Waiver of receivables to:
—21Vianet Technology	28,990	—	—	—
—21Vianet Beijing	20,941	—	—	—

The Company had the following related party balances as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$
Amount due from subsidiaries
—21Vianet HK	484,442	968,866	155,514
—21Vianet Beijing	13,409	11,380	1,826

	497,851	980,246	157,340

Amount due to subsidiaries
—21Vianet Technology	66	—	—
—ZBXT	48	—	—

	114	—	—

Amount due to related parties
Current
—Sellers of Fastweb	—	16,875	2,709
Non-current
—Sellers of Fastweb	—	35,601	5,715

	—	52,476	8,424

(c) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation
(a)	Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Principles of Consolidation
(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the Consolidated VIE for which the Company or a subsidiary of the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the Consolidated VIE are eliminated upon consolidation. Results of acquired subsidiaries and its Consolidated VIE are consolidated from the date on which control is transferred to the Company.

Use of Estimates
(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets, assessing the initial valuation of the assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of long-lived assets, intangible assets and related goodwill, determining the provision for accounts receivable, accounting for deferred income taxes, and accounting for share-based compensation arrangements. The valuation of and accounting for the Company’s purchase consideration (Note 4) also requires significant estimates and judgments provided by management. The results of the continuing operations and discontinued operations are determined by using a combination of specific identification of revenues and certain costs as well as a reasonable allocation of the remaining costs using applicable cost drivers where specific identification is not determinable. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign Currency
(d)	Foreign Currency

The functional currency of the Company, 21Vianet HK, 21V Xi’an Holding, Fastweb Holdings and Fastweb HK is the United States dollar (“US$”), whereas the functional currency of the Company’s PRC subsidiaries and its Consolidated VIE is the Chinese Renminbi (“RMB”) as determined based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of the Company, 21Vianet HK, 21V Xi’an Holding, Fastweb Holdings and Fastweb HK are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. The resulting translation adjustments are recorded in other comprehensive loss within the statements of comprehensive income.

Convenience Translation
(e)	Convenience Translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2301 on December 31, 2012 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash, Cash Equivalents and Short-term investments
(f)	Cash, Cash Equivalents and Short-term investments

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents. All highly liquid investments with stated maturities of greater than 90 days but less than 365 days are mainly fixed rate time deposits that are classified as short-term investments, which are stated at their approximate fair values.

Restricted cash
(g)	Restricted cash

Restricted cash represents amounts held by a bank in escrow as security for notes payable, credit facilities and the guarantee of compliance with the network and service requirements of the radio spectrum license awarded by the Hong Kong Telecommunication Authority.

Accounts Receivable and Allowance for Doubtful Accounts
(h)	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection effort has ceased.

Property and Equipment
(i)	Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	25 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	20 years
Computer and network equipment	5 years
Office equipment	5 years
Motor vehicles	5 years

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs. Construction-in-progress is transferred to specific property and equipment accounts and commences depreciation when these assets are ready for their intended use.

Interest costs are capitalized if they are incurred during the acquisition, construction or production of a qualifying asset and such costs could have been avoided if expenditures for these assets have not been made. Capitalization of interest costs commences when the activities to prepare the asset are in progress and expenditures and borrowing costs are incurred. Interest costs are capitalized until the assets are ready for their intended use. The Company did not incur significant capitalized interest during the year ended December 31, 2010. Interest capitalized during the years ended December 31, 2011 and 2012 amounted to RMB5,037 and RMB11,718 (US$1,881), respectively.

Intangible Assets
(j)	Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives, except for acquired customer relationships in the acquisition of the Managed Network Entities which is amortized using an accelerated method of amortization, are amortized using a straight-line method of amortization. These amortization methods reflect the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed.

Intangible assets have weighted average useful lives from the date of purchase as follows:

Purchased software	4.9 years
Radio spectrum license	15 years
Network use right	20 years
Contract backlog *	1.1 years
Customer relationships *	7.3 years
Supplier relationships *	9.5 years
Licenses *	15 years
Trade Name *	15 years
Platform software *	5 years

*	Acquired in the acquisition of SH Guotong, the Managed Network Entities, Gehua and Fastweb (Note 4).

Long-Term Investments
(k)	Long-term investments

The Company’s long-term investments consist of cost method investments and equity method investments.

In accordance with ASC 325-20, Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The Company’s management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investee as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in equity investees represent investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323-10, Investments-Equity Method and Joint Ventures: Overall. The Company applies the equity method of accounting that is consistent with ASC 323-10 in limited partnerships in which the Company holds a three percent or greater interest. Under the equity method, the Company initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net profit or loss into its consolidated statements of operations. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Company evaluates its equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.

Goodwill
(l)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Company’s goodwill at December 31, 2011 and 2012 were related to its acquisitions of SH Guotong, the Managed Network Entities, Gehua and Fastweb (Note 4). In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present. The Company has adopted Accounting Standards Update No. 2011-08 (“ASU 2011-08”), Intangibles—Goodwill and Others, pursuant to which the Company can elect to perform a qualitative assessment to determine whether the two-step impairment testing on goodwill is necessary.

The performance of the impairment test in accordance to ASC 350 involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Company assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Company has determined it has one reporting unit, which is also its only operating segment. Goodwill that has arisen as a result of the acquisitions of SH Guotong, the Managed Network Entities, Gehua and Fastweb was assigned to this reporting unit.

In 2012, the Company elected to assess goodwill for impairment using the two-step process. As of October 1, 2012, the Company completed its annual impairment test for goodwill that has arisen out of the acquisitions of SH Guotong, the Managed Network Entities, Gehua. The Company determined the fair value of the reporting unit using the income approach based on the discounted expected cash flows associated with the reporting unit. The discounted cash flows for the reporting unit were based on six year projections. Cash flow projections were based on past experience, actual operating results and management best estimates about future developments as well as certain market assumptions. Cash flows after six years were estimated using a terminal value calculation, which considered terminal value growth at 3%, considering the long term revenue growth for entities in a similar industry in the PRC. The discount rate of approximately 13.5% was derived and used in the valuations which reflect the market assessment of the risks specific to the Company and its industry and is based on its weighted average cost of capital. The resulting fair value of the reporting unit was higher than its carrying value, and as such, the Company was not required to complete the second step; therefore, no impairment losses were recognized in 2012. Similarly, pursuant to the goodwill impairment tests in 2010 and 2011, no impairment losses were recognized.

Impairment of Long-Lived Assets and Intangibles
(m)	Impairment of long-lived assets and intangibles

The Company evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates for impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available for the long-lived assets. No impairment charge was recognized for each of the three years ended December 31, 2012.

Fair Value of Financial Instruments
(n)	Fair value of financial instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, other receivables, short-term bank borrowings, accounts payable, balances with related parties, other payables, and long-term bank borrowings. Other than the long-term bank borrowings, the carrying values of these financial instruments approximate their fair values due to their short-term maturities. The long-term bank borrowings approximate their fair value since they bear interest rates which approximate market interest rates.

The contingent consideration in both cash and shares are initially measured at fair value of the date of acquisitions of the Managed Network Entities, Gehua and Fastweb (Note 4) and subsequently remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The Company, with the assistance of an independent third party valuation firm, determined the estimated fair value of the contingent consideration in both cash and shares that are recognized in the consolidated financial statements.

Revenue recognition
(o)	Revenue recognition

The Company hosts customers’ servers and networking equipment, improving the performance, availability and security of their Internet services. The Company also provides managed network services to enable its customers to deliver data across the internet in a faster and more reliable manner through extensive data transmission network and BroadEx smart routing technology.

Consistent with the criteria of Staff Accounting Bulletin No. 104, Revenue Recognition, the Company recognizes revenue from sales of these services when there is a signed sales agreement with fixed or determinable fees, services have been provided to the customer and collection of the resulting customer’s receivable is reasonably assured.

The Company’s services are provided under the terms of a master service agreement, which will typically accompany a one-year term renewal option with the same terms and conditions. Customers can choose at the outset of the arrangement to either use the Company’s services through a monthly fixed fee arrangement or choose a plan based on actual bandwidth or traffic volume used during the month at fixed pre-set rates. The Company recognizes and bills for revenue for excess usage, if any, in the month of its occurrence to the extent a customer’s usage of the services exceeds their pre-set monthly fixed bandwidth usage and fee arrangements. The rates as specified in the master service agreements are fixed for the duration of the contract term and are not subject to adjustment.

The Company may charge its customers an initial set-up fee prior to the commencement of their services. The Company’s records these initial set-up fees as deferred revenue and recognizes revenue ratably over the period of the customer service agreement. Generally, all the Company’s customers’ service agreements will require some amount of initial set-up along with the selected service subscription.

Business tax on revenues earned from provision of services to customers is recorded as a deduction from gross revenue to derive net revenue in the same period in which the related revenue is recognized. Except for Xi’an Tech, which is subject to a 5% business tax rate on their revenues, all the Company’s other PRC subsidiaries and its Consolidated VIE are subject to a 3% business tax rate.

The business tax expenses for the years ended December 31, 2010, 2011 and 2012 amounted to RMB20,519, RMB42,241 and RMB56,106 (US$9,006), respectively.

Cost of revenues
(p)	Cost of revenues

Cost of revenues consists primarily of telecommunication costs, depreciation of the Company’s long-lived assets, amortization of acquired intangible assets, maintenance, and data center rental expenses directly attributable to the provision of the IDC services.

21Vianet China is subject to business tax and other surcharges on the revenues earned for exclusive business support, technical and consulting services provided to 21Vianet Technology, pursuant to the VIE agreements (Note 1(v)). Such business tax and other surcharges are charged to cost of revenues as the related technical, consulting and rental services are rendered.

Advertising Expenditures
(q)	Advertising expenditures

Advertising expenditures are expensed as incurred and are included in sales and marketing expenses, which amounted to RMB3,468, RMB3,159 and RMB 4,426 (US$710) for the years ended December 31, 2010, 2011 and 2012, respectively.

Research and Development Expenses
(r)	Research and development expenses

Research and development expenses consist primarily of payroll and related personnel costs for routine upgrades and related enhancements of the Company’s services and network. Research and development expenses are expensed as incurred.

Government Grants
(s)	Government grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain research and development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Company will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Company will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized in the statement of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. When the grant relates to an asset, it is recognized as deferred government grants and released to the statement of operations in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

Leases
(t)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Company did not enter into any leases whereby it is the lessor for any of the periods presented. As the lessee, a lease is a capital lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Company entered into capital leases for certain fiber optic cables and network equipment in the years ended December 31, 2010, 2011 and 2012.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Company leases office space and employee accommodation under operating lease agreements. Certain lease agreements contain rent holidays and escalating rent. Rent holidays and escalating rent are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

Income Taxes
(u)	Income taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements.

The Company has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax” in the consolidated statements of operations.

Discontinued Operations
(v)	Discontinued operations

In accordance with ASC 205-20, Discontinued Operations, when a component of an entity has been disposed of and the Company will no longer have significant continuing involvement in the operations of the component, the results of its operations should be classified as discontinued operations in the consolidated statement of operations for all periods presented.

Share-Based Compensation
(w)	Share-based compensation

Share options and Restricted Stock Units (“RSUs”) granted to employees are accounted for under ASC 718, Compensation—Stock Compensation, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period and/or performance period (which is generally the vesting period) in the consolidated statements of operations.

The Company has elected to recognize compensation expense using the straight-line method for share-based awards granted with service conditions that have a graded vesting schedule. For share-based awards granted with performance conditions, the Company recognizes compensation expense using the accelerated method. The Company commences recognition of the related compensation expense if it is probable for the Company to estimate the fulfillment of the performance condition. To the extent that the Company determines that it is probable that a different number of share-based awards will vest depending on the outcome of the performance condition, the cumulative effect of the change in estimate is recognized in the period of change.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. The forfeiture rate is estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in facts and circumstances, if any.

Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. During the years ended December 31, 2010, 2011 and 2012, the Company estimated that the forfeiture rate for both the management and non-management employees of the Company was zero.

Earnings Per Share
(x)	Earnings per share

In accordance with ASC 260, Earnings per Share, basic earnings per share is computed by dividing net earnings / loss attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s Series A, Series B and Series C contingently redeemable convertible preferred shares were participating securities. For the periods presented herein, the computation of basic earnings per share using the two-class method is not applicable as the participating securities did not have contractual rights and obligations to share in the losses of the Company. Accordingly, both the profit from continuing operations and loss from discontinued operations are allocated to the ordinary shareholders in the computation of basic earnings per share. Diluted earnings per share for continuing operations is calculated by dividing net profit from continuing operations attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Diluted earnings per share for discontinued operations is then calculated by dividing net loss from discontinued operations attributable to ordinary shareholders by the same number of potential ordinary shares determined in the earlier step. Contingently issuable shares, including performance-based share awards, are included in the computation of basic earnings per share only when there is no circumstance under which those shares would not be issued. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s preferred shares using the if-converted method and ordinary shares issuable upon the exercise of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Share repurchase program
(y)	Share repurchase program

Pursuant to a Board of Directors’ resolution on September 14, 2011, the Company’s management is authorized to repurchase up to US$30,000 of the Company’s ADSs (“Share Repurchase Plan”). During the period from September 14, 2011 to December 31, 2011, the Company repurchased 3,022,532 ADSs, under this plan for a consideration of US$29,900. There was no additional repurchase during 2012.

The Company accounted for the repurchased shares as Treasury Stock at cost in accordance to ASC 505-30, Treasury Stock, and is shown separately in the statement of shareholder’s (deficit) equity, as the Company has not yet decided on the ultimate disposition of those ADSs acquired. When the Company decides to use the treasury stock to settle the stock consideration for the acquisitions (Note 17), the difference between the fair value at settlement date and the repurchase price is debited into additional paid-in capital. When the Company decides to retire the treasury stock, the difference between the original issuance price and the repurchase price is debited into additional paid-in capital.

Comprehensive income (loss)
(z)	Comprehensive income (loss)

Comprehensive income (loss) is defined as the increase (decrease) in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive loss of the Company includes foreign currency translation adjustments related to the Company, 21Vianet HK, 21V Xi’an Holding, Fastweb Holdings and Fastweb HK, whose functional currency is US$.

Segment Reporting
(aa)	Segment reporting

The Company’s chief operating decision-maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one operating and reportable segment. The Company operates and manages its IDC business as a single segment. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC, no geographical segments are presented.

Employee Benefits
(bb)	Employee benefits

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

Recent Accounting Pronouncements
(cc)	Recent accounting pronouncements

In February 2013, the FASB issued ASU No. 2013-02 (“ASU 2013-02”), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Company will adopt ASU 2013-02 beginning January 1, 2013 and does not expect the adoption to have a material impact on its consolidated financial statements.

ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Subsidiaries And Consolidated Variable Interest Entities

As of December 31, 2012, subsidiaries of the Company and its consolidated variable interest entities where the Company is the primary beneficiary includes the following entities:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21ViaNet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
Fastweb International Holdings (“Fastweb Holdings”) (5)	September 9, 2012	Cayman Islands	100%	Investment holding
Hongkong Fastweb Holdings Co., Limited (“Fastweb HK”) (5)	September 9, 2012	Hong Kong	100%	Investment holding
Beijing Fastweb Technology Co., Ltd. (“Fastweb Technology”) (1) / (5)	September 9, 2012	PRC	100%	Dormant Company
21Vianet (Foshan) Technology Co., Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment
21Vianet Anhui Suzhou Technology Co., Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21ViaNet@Xian Holding Limited (“21V Xi’an Holding”) (4)	July 5, 2012	British Virgin Islands	100%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1) / (4)	July 5, 2012	PRC	100%	Provision of internet data center

Variable Interest Entity (the “VIE”)
Beijing aBitCool Network Technology Co., Ltd. (“21Vianet Technology”) (1) / (2)	October 22, 2002	PRC	—	Provision of internet data center and managed network services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center and managed network services

Held directly by 21Vianet Beijing:
Shanghai Wantong 21Vianet Information Technology Co., Ltd. (“SH Wantong”) (1) / (2)	February 20, 2008	PRC	—	Provision of internet data center services
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1) / (2)	June 23, 2008	PRC	—	Provision of internet data center services
Beijing Chengyishidai Network Technology Co., Ltd. (“CYSD”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Co., Ltd. (“ZBXT”) (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bozhiruihai Network Technology Co., Ltd.(1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bikonghengtong Network Technology Co., Ltd. (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Xingyunhengtong Beijing Network Technology Co., Ltd. (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Fuzhou Yongjiahong Communication Technology Co., Ltd. (1) / (2) / (3)	September 30, 2010	PRC	—	Provision of managed network services
Jiujiang Zhongyatonglian Network Technology Co., Ltd. (1) / (2) / (3)	November 16, 2010	PRC	—	Provision of managed network services
Guangzhou Gehua Network Technology and Development Co., Ltd.(1) (2) (“Gehua”)	October 8, 2011	PRC	—	Provision of managed network services
Shanghai Cloud 21Vianet Network Co., Ltd.(1) / (2) (“SH Cloud”)	October 1, 2011	PRC	—	Dormant Company
Shenzhen Cloud Information Technology Co., Ltd. (1) / (2) (“SZ Cloud”)	October 27, 2011	PRC	—	Dormant Company
Langfang Xunchi Computer Data Processing Co., Ltd. (1) / (2)	December 19, 2011	PRC	—	Dormant Company
Beijing Fastweb Network Technology Co., Ltd. (“Fastweb Network BJ”) (1) / (2) / (5)	September 9, 2012	PRC	—	Provision of internet data center and internet content delivery network services
Shanghai Fawei Technology Co., Ltd. (“SH Fawei”) (1) / (2) / (5)	July 18, 2008	PRC	—	Internet data center, content delivery network and related services
Suzhou Fastweb Technology Co., Ltd. (“SZ Fastweb”) (1) / (2) / (5)	February 1, 2010	PRC	—	Dormant Company
Hangzhou Zhentuo Information Technology Co., Ltd. (“HZ Zhentuo”) (1) / (2) / (6)	August 16, 2012	PRC	—	Dormant Company
Shanghai Xiangyun 21Vianet Network Technology Co., Ltd. (“SH Xiangyun”) (1) / (2) / (7)	October 22, 2012	PRC	—	Dormant Company

(1)	Collectively “PRC Subsidiaries”
(2)	Collectively “Consolidated VIE”
(3)	Collectively “Managed Network Entities”
(4)	On July 5, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, acquired 100% equity interests in these entities (collectively referred to as “21V Xi’an”) from 21 Vianet Infrastructure Limited, a subsidiary of aBitCool Inc. (“aBitCool”) (Note 4).
(5)	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interests in these entities (collectively referred to as “Fastweb”) (Note 4).
(6)	On August 16, 2012, HZ Zhentuo was incorporated in Hangzhou in the PRC by 21Vianet Beijing as a wholly-owned subsidiary.
(7)	On October 22, 2012, SH Xiangyun was incorporated in Shanghai in the PRC by 21Vianet Beijing as a wholly-owned subsidiary.

Consolidated VIE Included In Accompanying Consolidated Financial Statements

The following financial information of the Consolidated VIE was included in the accompanying consolidated financial statements as of December 31, 2011 and 2012 and for the years ended December 31, 2010, 2011 and 2012:

	As of December 31,
	2011	2012
	RMB	RMB	US$
Total assets	1,165,210	1,630,208	261,666
Total liabilities	704,879	930,038	149,281

	For the Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Net revenues	525,203	1,020,929	1,524,158	244,644
Net profit	30,668	51,566	122,552	19,671

	For the Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Net cash provided by operating activities	80,663	150,739	169,304	27,175
Net cash used in investing activities	(616)	(224,704)	(205,069)	(32,916)
Net cash provided by financing activities	41,835	86,109	110,076	17,668

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	25 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	20 years
Computer and network equipment	5 years
Office equipment	5 years
Motor vehicles	5 years

Weighted Average Useful Lives of Intangible Assets

Intangible assets have weighted average useful lives from the date of purchase as follows:

Purchased software	4.9 years
Radio spectrum license	15 years
Network use right	20 years
Contract backlog *	1.1 years
Customer relationships *	7.3 years
Supplier relationships *	9.5 years
Licenses *	15 years
Trade Name *	15 years
Platform software *	5 years

*	Acquired in the acquisition of SH Guotong, the Managed Network Entities, Gehua and Fastweb (Note 4).

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
21V Xi'an
Estimated Fair Values of Assets Acquired and Liabilities Assumed as of Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

Net assets acquired	RMB

Current assets	7,284
Property and equipment, net	24,820
Other payables	(2,761)
Amount due to related parties	(390)
Deferred tax liability	(2,437)

Total net assets acquired	26,516
Purchase consideration	15,977

Bargain purchase gain recognized	(10,539)

Fastweb Acquisition
Estimated Fair Values of Assets Acquired and Liabilities Assumed as of Date of Acquisition

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

RMB
Current assets	25,042
Property and equipment, net	11,333
Contract backlog (Note 9)	1,850
Customer relationships (Note 9)	13,500
Supplier relationships (Note 9)	1,955
Platform software (Note 9)	8,900
Deferred tax assets	1,450

Total assets acquired	64,030

Accounts payable	7,237
Current liabilities	13,454
Deferred tax liabilities, non-current	6,551

Total liabilities assumed	27,242

Net assets acquired	36,788
Purchase consideration	116,040

Goodwill	79,252

Purchase Price Consideration

As part of the Company’s business expansion strategy into content delivery network (“CDN”) services, the Company acquired 100% equity interests in Fastweb for a total purchase consideration of RMB116,040 on September 9, 2012, as follows:

RMB
Cash consideration (i)	33,395
Contingent ordinary shares issuance * (ii)	82,645

Total fair value of purchase price consideration	116,040

*	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

(i)	RMB7,502 and RMB 9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.

(ii)	The contingent share consideration is determined based on the achievement by Fastweb of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2012 and 2013 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether Fastweb will meet the contractually stipulated targets. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2012 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2012, with its fair value of RMB41,197 reclassified to additional paid in capital. The remaining contingent consideration related to fiscal 2013 has been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

Unaudited Pro Forma Consolidated Financial Information

The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

	For the year ended December 31
	2011	2012	2012
	RMB	RMB	US$
Net revenue	1,076,518	1,574,918	252,792
Net profit	42,498	49,957	8,019
Earnings per share basic (RMB)	0.06	0.14	0.02

Managed Network Entities
Purchase Price Consideration

As a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company through 21Vianet Beijing, acquired a 51% equity interest in CYSD and ZBXT (collectively, the “Managed Network Entities”) from a related party for a total purchase consideration of RMB172,439 on September 30, 2010, as follows:

RMB
Cash consideration (i)	50,000
Contingent consideration in cash * (iii)	38,536
Contingent ordinary shares issuance * (iii) and (iv)	75,494
Option to acquire the Company’s ordinary shares * (ii)	15,174
Less: Call option to purchase the remaining 49% equity interest in the Managed Network Entities (ii)	(6,765)

Total fair value of purchase price consideration	172,439

*	The Company determined the fair value of the contingent consideration in cash and ordinary shares, the option to acquire the Company’s ordinary shares and the call option with the assistance of an independent third party valuation firm.

Details on the purchase consideration are discussed as follows:

(i)	The cash consideration of RMB50,000 was paid in September 2010.

(ii)	The Company issued an option to the Seller to acquire RMB25,000 of its ordinary shares at a fixed exercise price of US$8.61 per share, exercisable at any time through June 2012. As the option is indexed to the RMB:USD currency index in addition to its own shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment to fair value recorded to the results of operations with a corresponding credit in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

(iii)	The contingent consideration in both cash and shares are annually determined based on the achievement by the Managed Network Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2011, 2012 and 2013, as well as the successful negotiation of a country-wide fiber optic lease agreement with a specific third party that is critical to the expansion of their business. The above contingent consideration amounts were derived from the Company’s assessment of whether the Managed Network Entities will meet the certain contractually stipulated targets. Such contingent consideration amounts still outstanding have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

(iv)	In accordance with the sales and purchase agreement, if the option to acquire the Company’s ordinary shares per (ii) above is exercised, any contingent consideration payable in shares, if and when the stipulated targets are achieved, would be reduced by the number of shares issued through the exercise of that option. As such, the valuation of the contingent consideration payable in shares represents the fair value of the contingent share consideration payable that is in excess of the shares issuable as discussed in (ii) above. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets discussed in (iii) above, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingencies with respect to the financial targets for fiscal years 2011 and 2012 were resolved, the corresponding portions of the contingent consideration in shares were remeasured on December 31, 2011 and 2012, respectively, with their fair values reclassified to additional paid in capital.

Business Acquisition

On December 15, 2011, the Company exercised the option to acquire the remaining 49% equity interest of the Managed Network Entities, as follows:

RMB
Contingent cash consideration	69,917
Contingent ordinary share issuance	99,251

Total fair value of purchase price consideration	169,168

Guangzhou Gehua Network Technology and Development Co., ("Gehua")
Purchase Price Consideration

As a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company through 21Vianet Beijing, acquired 100% equity interest in Gehua from a related party for a total purchase consideration of RMB 77,469 on October 19, 2011, as follows:

RMB
Cash consideration (i)	14,820
Contingent consideration in cash * (ii)	15,949
Contingent ordinary shares issuance * (iii)	46,700

Total fair value of purchase price consideration	77,469

*	The Company determined the fair value of the contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.

Details on the purchase consideration are discussed as follows:

(i)	The cash consideration of RMB14,820 was paid in October 2011.

(ii)	The contingent cash consideration is determined based on the achievement by Gehua of certain financial targets for the period from September 1, 2011 to August 31, 2012. The above contingent consideration amounts were derived from the Company’s assessment of whether Gehua will meet the certain contractually stipulated targets. Such amounts were fully paid by February 2013, as the contingency was resolved in 2012.

(iii)	The contingent consideration in shares is determined based on the achievement by Gehua of certain financial targets in accordance with the sales and purchase agreement for the periods from September 1, 2011 to December 31, 2011, from September 1, 2011 to August 31, 2013 and the operating effectiveness of the fiber optic lease arrangement acquired as part of this acquisition for the period up to August 15, 2014. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. Such contingent consideration amounts still outstanding have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position. As the contingency with respect to the financial targets for the period from September 1, 2011 to December 31, 2011 has been resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2011, with its fair value reclassified to additional paid in capital.

ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and the allowance for doubtful accounts consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
Accounts receivable	149,745	293,710	47,144
Allowance for doubtful debts	(2,121)	(341)	(55)

	147,624	293,369	47,089

Analysis of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	For the year ended December 31,
	2011	2012
	RMB	RMB	US$
Balance at beginning of the year	2,453	2,121	341
Provision	183	538	86
Write-off of accounts receivable	(515)	(2,318)	(372)

Balance at the end of the year	2,121	341	55

SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Short Term Investments

Short-term investments consisted of the following as of December 31, 2011 and 2012:

As of December 31, 2011	Carrying Value	Unrealized gains/(losses)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities
—Fixed rate time deposits	894,540	—	894,540

As of December 31, 2012	Carrying Value	Unrealized gains/(losses)	Estimated Fair Value	Estimated Fair Value
	RMB	RMB	RMB	US$
Held-to-maturity securities
—Fixed rate time deposits	222,701	—	222,701	35,746

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
Prepaid expenses for bandwidth, rented computer rooms and cabinets	15,478	19,913	3,196
Staff field advances	993	2,530	406
Interest receivable	10,295	6,998	1,123
Loans to shareholder of iJoy (Note 4)	—	12,885	2,068
Receivables for the disposal of certain construction-in-progress	—	20,290	3,257
Tax recoverable	2,140	8,422	1,352
Office deposits	4,612	8,288	1,330
Other receivables	14,057	16,430	2,638

	47,575	95,756	15,370

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment Including Those Held under Capital Leases

Property and equipment, including those held under capital leases, consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
At cost:

Buildings	11,089	32,035	5,142
Leasehold improvements	55,855	170,519	27,370
Computer and network equipment	431,311	665,040	106,747
Optical fibers	63,094	64,700	10,385
Office equipment	7,257	7,113	1,142
Motor vehicles	343	1,485	238

	568,949	940,892	151,024
Less: Accumulated depreciation	(201,526)	(296,521)	(47,595)

	367,423	644,371	103,429
Construction-in-progress	86,460	178,336	28,625

	453,883	822,707	132,054

Depreciation Expense

Depreciation expense was RMB19,673, RMB58,873 and RMB92,786 (US$14,893) for the years ended December 31, 2010, 2011 and 2012, respectively, and were included in the following captions:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cost of revenues	11,863	41,271	69,883	11,217
Sales and marketing expense	777	966	814	130
General and administrative expense	2,071	2,034	2,691	432
Research and development expense	4,962	14,602	19,398	3,114

	19,673	58,873	92,786	14,893

Carrying Amounts of Property and Equipment Held under Capital Leases

The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Computer and network equipment	80,578	87,272	14,008
Optical fibers	63,094	64,700	10,385

	143,672	151,972	24,393
Less: accumulated depreciation	(15,790)	(33,115)	(5,315)

	127,882	118,857	19,078

Carrying Amounts of Computer and Network Equipment Pledged to Secure Banking Borrowings

The carrying amounts of computer and network equipment pledged by the Company to secure banking borrowings (Note 12) granted to the Company at the respective balance sheet dates were as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Buildings	—	19,381	3,111
Computer and network equipment	20,000	46,320	7,435

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Intangible Assets

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Radio spectrum license	Network use right	Contract backlog*	Customer relationships*	Licenses from acquisition*	Supplier relationships*	Trade names*	Platform software*	Total
	RMB	RMB		RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2011	3,916	—	—	1,905	41,403	1,298	93,519	15,045	—	157,086
Additions	1,020	—	—	910	8,410	100	22,020	—	—	32,460
Disposals	(3)	—	—	—	—	—	—	—	—	(3)
Amortization expense	(1,716)	—	—	(1,913)	(14,730)	(90)	(10,635)	(1,020)	—	(30,104)

Intangible assets, net December 31, 2011	3,217	—	—	902	35,083	1,308	104,904	14,025	—	159,439
Additions	12,217	121,425	20,000	1,850	13,500	—	1,955	—	8,900	179,847
Amortization expense	(1,907)	(6,119)	(167)	(1,223)	(10,948)	(95)	(13,305)	(1,020)	(593)	(35,377)

Intangible assets, net December 31, 2012	13,527	115,306	19,833	1,529	37,635	1,213	93,554	13,005	8,307	303,909

Intangible assets, net December 31, 2012 (US$)	2,173	18,508	3,183	245	6,041	195	15,016	2,087	1,333	48,781

*	Acquired in the acquisition of SH Guotong, Managed Network Entities, Gehua and Fastweb (Note 4).

Annual Estimated Amortization Expenses of Intangible Assets

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	2013	2014	2015	2016	2017
	RMB	RMB	RMB	RMB	RMB
Purchased software	4,341	3,626	3,503	3,209	2,561
Radio Spectrum License	8,105	8,105	8,105	8,105	8,105
Network use right	1,000	1,000	1,000	1,000	1,000
Contract backlog	1,385	—	—	—	—
Customer relationship	9,568	7,825	6,501	5,432	2,891
Licenses from acquisition	95	95	95	95	95
Supplier relationship	13,093	11,790	11,790	11,790	11,790
Trade names	1,020	1,020	1,020	1,020	1,020
Platform software	1,779	1,779	1,779	1,779	1,191
	40,386	35,240	33,793	32,430	28,653

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill

Goodwill is comprised of the following:

	December 31,
	2011	2012
	RMB	RMB	US$
Acquisition of SH Guotong	12,507	12,507	2,007
Acquisition of the Managed Network Entities	157,664	157,664	25,307
Acquisition of Gehua	47,265	47,265	7,587
Acquisition of Fastweb	—	79,252	12,721

	217,436	296,688	47,622

LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Investment in Equity Investee

Investment in an equity investee

	As of December 31, 2011			Increase (decrease) during the year ended December 31, 2012		As of December 31, 2012
	Cost investment	Share equity income	Investment in equity investee	Cost investment	Share equity loss	Cost investment	Share equity loss	Investment in equity investee	Investment in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	—	—	—	50,500	(1,101)	50,500	(1,101)	49,399	7,929

BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Bank Borrowings

Bank borrowings are as follows as of the respective balance sheet dates:

	As of December 31,	As of December 31,
	2011	2012	2012
	(RMB)	(RMB)	(US$)
Short-term borrowings	100,000	176,961	28,404
Long-term borrowings, current portion	—	167,879	26,946

	100,000	344,840	55,350
Long-term borrowings, non-current portion	—	63,000	10,112

Total bank borrowings	100,000	407,840	65,462

Current and Non-Current Portions of Long Term Bank Borrowings

The current and non-current portions of long-term bank borrowings as of December 31, 2012 will be due in installments between the periods of May 25, 2013 to May 25, 2015, as follows:

	RMB	US$
2013	167,879	26,946
2014	13,000	2,086
2015	50,000	8,026

	230,879	37,058

Secured or Guaranteed Short Term Bank Borrowings

Bank borrowings as of December 31, 2011 and 2012 were secured/guaranteed by the following:

December 31, 2011

Short-term borrowings	Secured/guaranteed by
(RMB)
30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s computer and network equipment with net book value of RMB20,000 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor for this bank borrowing with an upper limit of RMB12,000.

30,000	Guaranteed by a third party guarantor.
30,000	Jointly guaranteed by Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company.
10,000	Unsecured loan.

100,000

December 31, 2012

Short-term borrowings	Secured/guaranteed by
(RMB)
20,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s computer and network equipment with a net book value of RMB25,720 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB20,000.

30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s computer and network equipment with net book value of RMB20,600 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB30,000.

30,000

Jointly guaranteed by (i) a third party guarantor and (ii) the Company’s property with a net book value of RMB19,381 (Note 8).

Mr. Chen Sheng, Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company, also provided a guarantee to the third party guarantor with an upper limit of RMB30,000.

90,000	Jointly guaranteed by Mr. Chen Sheng Director and CEO of the Company and Mr. Zhang Jun, Director and COO of the Company.
6,961	Jointly guaranteed by (i) Mr. Chen Sheng Director and CEO of the Company and Mr. Zhang Jun, COO of the Company, and (ii) restricted cash of RMB766.

176,961

Long-term borrowings (including current portion)	Secured/guaranteed by
(RMB)
63,000	Guaranteed by restricted cash of RMB100,000.
167,879	Guaranteed by restricted cash of RMB190,000.

230,879

ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accrued Expenses and Other Payables

The components of accrued expenses and other payables are as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Payroll and welfare payable	20,486	23,395	3,756
Business and other taxes payable	58,640	52,368	8,406
Payables for office supplies and utilities	2,248	2,424	390
Payables for the purchase of property and equipment	33,273	50,648	8,131
Payables for the purchase of software	426	307	50
Payable for purchase of network use right (Note 9)	—	19,881	3,191
Accrued service fees	5,316	12,248	1,966
Others	3,937	6,227	1,000

	124,326	167,498	26,890

CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements

Future minimum lease payments under non-cancellable capital lease arrangements are as follows:

	RMB	US$
2013	42,151	6,766
2014	30,862	4,954
2015	25,497	4,093
2016	712	114
2017 and thereafter	890	143

Total minimum lease payments	100,112	16,070
Less: amount representing interest	(11,041)	(1,773)

Present value of remaining minimum lease payments	89,071	14,297

DEFERRED GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2012
Movements of Deferred Government Grants

Movements of deferred government grants are as follows:

	For the year ended December 31,
	2011	2012
	RMB	RMB	US$
Balance at beginning of the year	5,400	5,819	934
Additions	1,000	15,850	2,544
Recognized in income as a reduction of depreciation expense	(581)	(2,876)	(462)

Balance at end of the year	5,819	18,793	3,016

SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Employee Share Option Activity Under Twenty Ten Plan

The following table summarized the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2012	18,180,898	0.24	7.2	23,425
Granted	3,829,830	0.54
Exercised	(3,128,472)	0.17
Forfeited	(983,860)	0.89

Outstanding, December 31, 2012	17,898,396	0.28	6.9	23,571

Vested and expected to vest at December 31, 2012	17,898,396	0.28	6.9	23,571

Exercisable as of December 31, 2012	11,715,639	0.19	6.3	16,485

Assumptions Used to Calculate Grant Date Estimated Fair Value of Share Options Using Black Scholes Option Valuation Model or Binomial Lattice Model

The Company calculated the estimated fair value of the share options on the grant date using the Black-Scholes Option model or Binomial-Lattice model for 2010, 2011 and 2012, respectively, with the following assumptions:

	Granted in 2010	Granted in 2011	Granted in 2011	Granted in 2012
		Before September 30, 2011	After September 30, 2011
Risk-free interest rates	1.41%-2.35%	1.03%-3.36%	1.03%-3.36%	2.06%-3.68%
Expected life (years)	0.71-4.04 years	0.08-7.75 years	Not applicable	Not applicable
Sub optimal early exercise factor	Not applicable	Not applicable	2.2	2.2
Expected volatility	40.14%-67.24%	24.25%-76%	69.17%	57.01%-68.03%
Expected dividend yield	0%	0%	0%	0%
Fair value of share option	US$0.83	US$1.20-US$2.06	US$1.02-US$1.03	US$1.34-US$1.68

Restricted Stock Units Activity

The following table summarizes the Company’s RSU activity (including RSUs with performance conditions) under the 2010 Plan:

	Number of RSUs	Weighted-average grant date fair value	Weighted-average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2012	—	—
Granted	812,187	10.27
Vested	(107,582)	11.01
Forfeited	(18,762)	11.31

Unvested, December 31, 2012	685,843	10.12	9.4	1,098

Total Compensation Expense Recognized Relating to Options Granted to Employees

Total compensation expense relating to options and RSUs granted to employees recognized for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cost of revenues	4,645	2,157	4,517	725
Sales and marketing expenses	11,884	5,763	10,508	1,687
General and administration expenses	48,899	31,420	47,749	7,664
Research and development expenses	6,416	2,619	4,858	780

	71,844	41,959	67,632	10,856

TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
Profit or Loss From Continuing Operations Before Income Taxes

(Loss) profit from continuing operations before income taxes consists of:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Non-PRC	(282,527)	(4,912)	(74,140)	(11,900)
PRC	49,400	64,528	167,955	26,956

	(233,127)	59,616	93,815	15,056

Income Tax Benefit Expense

Income tax benefit (expense) comprises of:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Current	(10,581)	(32,169)	(45,481)	(7,300)
Deferred	8,993	18,492	9,322	1,496

	(1,588)	(13,677)	(36,159)	(5,804)

Reconciliation Tax Computed Applying Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2010, 2011 and 2012 applicable to the PRC operations to income tax expense is as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
(Loss) profit from continuing operations before income taxes	(233,127)	59,616	93,815	15,056

Income tax benefit (expense) computed at applicable tax rates (25%)	58,282	(14,904)	(23,454)	(3,764)
Non-deductible expenses	(777)	(2,161)	(1,969)	(315)
Taxable income	(11,245)	(1,178)	—	—
Research and development expenses	533	2,982	4,313	692
Effect of tax holidays	3,621	827	—	—
Preferential rate	—	371	7,245	1,163

Current and deferred tax rate differences	553	1,331	1,804	290
International rate differences	(70,503)	(1,020)	(15,716)	(2,523)
Tax exempted income	—	—	2,635	423
Outside basis difference	613	—	—	—
Unrecognized tax benefits	(364)	(856)	(641)	(103)
Deferred tax expense	(105)	—	(3,695)	(593)
Change in valuation allowance	17,804	(32)	(5,263)	(845)
Prior year provision to return true up	—	963	(1,418)	(229)

Income tax expense	(1,588)	(13,677)	(36,159)	(5,804)

Tax Holiday Benefit Per Basic and Diluted Earnings Per Share	The benefit of the tax holiday per basic earnings per share is as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Basic	0.05	0.005	—	—

Diluted	0.05	0.004	—	—

Significant Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	December 31,
	2011	2012
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful accounts	314	53	8
Accrued salary and welfare	2,407	3,589	576
Accrued expenses	512	1,403	225

Contingent consideration payables-current	1,727	3,498	562
Deferred government grant	—	67	11
Valuation allowance	(88)	(25)	(4)

Net current deferred tax assets	4,872	8,585	1,378

Non-current
Tax losses	5,333	8,586	1,378
Property and equipment	4,824	7,102	1,140
Deferred government grant	1,281	4,540	729

Contingent consideration payables-non current	5,866	883	142
Others	23	—	—
Valuation allowance	(4,554)	(9,880)	(1,586)

Net non-current deferred tax assets	12,773	11,231	1,803

Total deferred tax assets	17,645	19,816	3,181

Deferred tax liabilities
Non-current
Intangible assets	39,682	41,736	6,699
Capitalized interest	—	2,930	470

Total deferred tax liabilities	39,682	44,666	7,169

Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2011	2012
	RMB	RMB	US$
Balance at beginning of year	5,035	25,403	4,077
Reclass to income tax payable	—	(15,931)	(2,557)
Additions based on tax positions related to the current year	20,368	830	133

Balance at end of year	25,403	10,302	1,653

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations

For the year ended December 31, 2010
RMB
Net Revenue	3,726
Cost of revenue	(3,846)

Gross loss	(120)

Operating expenses:
Sales and marketing expenses	(4,032)
General and administrative expenses	(8,167)
Research and development expenses	(3,046)

Loss before income tax expenses	(15,365)

Income tax benefit	2,413

Loss from discontinued operations	(12,952)

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions
b)	The Company had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Rental of office to:
—VEE	51	—	—	—
—BJ Wanwei	60	—	—	—
Services provided to:
—SH Guotong	11,322	8,181	27,171	4,361
—GZ Juliang	1,173	268	—	—
—BJ Wanwei	1,006	—	—	—
—21V BJ	5	3	—	—
—21V FS	4	39	—	—
—Huo Ju Lian He	896	—	—	—
—CE BJ	541	854	1	—
—CE Soft BJ	2	90	215	35
—VEE	1,061	303	—	—
—TJ Yunlifang	—	93	—	—
Services provided by:
—SH Guotong	2,905	2,554	6,639	1,066
—21V NB	149	—	—	—
—Xi’an Tech	—	8,836	5,526	887
Rental of equipment from:
—Xi’an Tech	13,178	897	—	—
—21V NB	—	442	—	—
Purchases of equipment from:
—SH Guotong	—	—	1,812	291
—CE Soft BJ	—	—	515	83
—Xi’an Tech	27,633	39,896	—	—
Sales of property and equipment to:
—BJ Wanwei	4,526	—	—	—
—CE Soft BJ	1,518	—	—	—
—CE BJ	4,396	—	—	—
Sales of intangible assets to:
—CE Soft BJ	466	—	—	—
—CE BJ	428	—	—	—
—21V QD	23	—	—	—
Loans provided to:
—BitCool Media	—	—	14,771	2,371
Interest income from loan to:
—Bitcool Media	—	—	253	41
Issuance of ordinary shares for Chen Sheng’s past services:
—Sunrise (Note 20(b))	206,037	—	—	—

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Acquisition of 21V Xi’an from 21 Vianet Infrastructure Limited (Note 4)	—	—	15,977	2,564
Purchase 10% equity interests of BJ Tele from aBitCool (Note 11)	—	8,200	—	—
Purchase 99.95% equity interests of Shanghai Cloud from 21V FS (Note 4)	—	18,191	—	—
Purchase 0.05% equity interests of Shanghai Cloud from 21V BJ (Note 4)	—	9	—	—
Purchase 100% equity interests of Shenzhen Cloud from 21V FS (Note 4)	—	7,900	—	—

Related Party Balances
c)	The Company had the following related party balances as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$
Amounts due from related parties:
—SH Guotong	92	3,702	594
—Bitcool Media	—	15,024	2,412
—CE BJ	2	—	—
—CE Soft BJ	9	—	—
—Nanjing Chiguan	2,480	—	—
— Chen Sheng *	4,053	—	—
—Zhang Jun *	12,483	—	—
—Hsiao Shang-Wen *	1,452	—	—
—Xiao Feng *	8,269	—	—
—Lai Ningning *	8,269	—	—
—Wang Yanguo *	2,087	—	—
—Lin Xiaodong *	1,937	—	—
—Li Heyang *	401	—	—
—Li Mei *	109	—	—

	41,643	18,726	3,006

Amounts due to related parties:
Current:
—Tianjin Guanbang (Seller of Gehua)	21,209	39,592	6,355
—Concept Network (Seller of the Managed Network Entities)	43,656	47,755	7,665
—Shi Dai Tong Lian (Seller of the Managed Network Entities)	25,069	—	—
—Xi’an Tech	6,684	—	—
—Beijing Huibang (Seller of Gehua)	—	815	131
—Sellers of Fastweb	—	16,875	2,709

	96,618	105,037	16,860

	December 31,
	2011	2012
	RMB	RMB	US$
Non-current:
—Concept Network (Seller of the Managed Network Entities)	84,277	43,992	7,061
—Sellers of Fastweb	—	35,601	5,715
—Tianjin Guanbang (Seller of Gehua)	40,216	6,723	1,079

	124,493	86,316	13,855

*	Collectively, “the Nine Executives”

Parent Company
Related Party Transactions

The Company had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Expenses paid on behalf by:
—aBitCool	2,485	—	—	—

Waiver of liability by:
—aBitCool	116,069	—	—	—

Waiver of receivables to:
—21Vianet Technology	28,990	—	—	—
—21Vianet Beijing	20,941	—	—	—

(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Basic and Diluted (Loss) Earnings Per Share

Basic and diluted (loss) earnings per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Numerator:
Net (loss) profit from continuing operations	(234,715)	45,939	57,656	9,252
Less: net profit attributable to non-controlling interest	(7,722)	(27,495)	(1,332)	(214)

Net (loss) profit from continuing operations attributable to ordinary shareholders	(242,437)	18,444	56,324	9,038
Loss from discontinued operations	(12,952)	—	—	—

Net (loss) profit attributable to ordinary shareholders	(255,389)	18,444	56,324	9,038

Denominator:
Weighted-average number of shares outstanding—basic	71,526,320	259,595,677	342,533,167	342,533,167
Weighted-average number of stock options and RSUs granted in connection with the stock option plan	—	57,211,984	14,251,042	14,251,042
Dilutive effect of preferred shares	110,966,180	—	—	—

Weighted-average number of shares outstanding—diluted	182,492,500	316,807,661	356,784,209	356,784,209

(Loss) earnings per share—Basic:
Net (loss) profit from continuing operations	(3.39)	0.07	0.16	0.03
Loss from discontinued operations	(0.18)	—	—	—

	(3.57)	0.07	0.16	0.03

(Loss) earnings per share—Diluted:
Net (loss) profit from continuing Operations	(3.39)	0.06	0.16	0.03
Loss from discontinued operations	(0.18)	—	—	—

	(3.57)	0.06	0.16	0.03

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets / liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at December 31, 2011 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	RMB	RMB	RMB	RMB
Cash equivalents:
— Fixed rate time deposits	5,000	—	—	5,000
Short-term investment:
— Fixed rate time deposits	894,540	—	—	894,540

	899,540	—	—	899,540

	Fair value measurement at December 31, 2011 using:
	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2011
	RMB	RMB	RMB	RMB
Amounts due to related parties:
— Contingent consideration payable in relation to the acquisition of Managed Network Entities	—	—	153,002	153,002
— Contingent consideration payable in relation to the acquisition of Gehua	—	—	61,425	61,425

	—	—	214,427	214,427

	Fair value measurement at December 31, 2012 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2012
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
— Fixed rate time deposits	20,000	—	—	20,000	3,210
Short-term investment:
— Fixed rate time deposits	222,701	—	—	222,701	35,746

	242,701	—	—	242,701	38,956

	Fair value measurement at December 31, 2012 using:
	Quoted prices in active markets for identical liabilities (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2012
	RMB	RMB	RMB	RMB	US$
Amounts due to related parties:
— Contingent consideration payable in relation to the acquisition of Managed Network Entities	—	—	91,747	91,747	14,726
— Contingent consideration payable in relation to the acquisition of Gehua	—	—	46,315	46,315	7,434
— Contingent consideration payable in relation to the acquisition of Fastweb	—	—	52,476	52,476	8,424

	—	—	190,538	190,538	30,584

Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payable
RMB
Fair value at January 1, 2011	136,741
Contingent purchase consideration payable—Managed Network Entities (Note 4)	169,168
Contingent purchase consideration payable—Gehua (Note 4)	77,469
Payment of cash consideration	(82,195)
Payment of stock consideration (Note 17)	(20,156)
Reclassification to equity upon resolution of contingencies	(129,785)
Changes in the fair value	63,185
Transfers in and/or out of Level 3	—

Fair value at December 31, 2011	214,427
Contingent purchase consideration payable—Fastweb (Note 4)	116,040
Changes in the fair value	17,430
Payment of cash consideration	(59,598)
Reclassification to equity upon resolution of contingencies	(97,761)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2012	190,538

Fair value at December 31, 2012 (US$)	30,584

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Non Cancelable Operating Leases

As of December 31, 2012, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises and data center space consisting of the following:

	RMB	US$
2013	83,377	13,383
2014	82,202	13,194
2015	79,235	12,718
2016	75,958	12,192
2017 and thereafter	361,019	57,948

	681,791	109,435

Computer and Network Equipment and Construction in Progress
Purchase Commitments

As of December 31, 2012, the Company has the following commitments to purchase certain computer and network equipment and construction in progress:

	RMB	US$
2013	141,740	22,751
2014	4,114	660
2015	4,239	680

	150,093	24,091

Bandwidth and Cabinet Capacity
Purchase Commitments

As of December 31, 2012, the Company had outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2013	605,304	97,158
2014	73,083	11,731
2015	29,498	4,735
2016	4,962	796
2017 and thereafter	53,086	8,521

	765,933	122,941

PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2011	2012
	RMB	RMB	US$
ASSETS
Current assets
Cash	34,224	14,097	2,263
Restricted cash	—	190,000	30,497
Short-term investment	894,540	122,701	19,695
Prepaid expenses and other current assets	16,739	18,562	2,979
Amount due from subsidiaries	497,851	980,246	157,340

Total current assets	1,443,354	1,325,606	212,774

Non-current assets
Restricted cash	—	100,000	16,051
Investments	212,110	500,204	80,288

Total non-current assets	212,110	600,204	96,339

Total assets	1,655,464	1,925,810	309,113

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables	2,796	2,531	406
Amount due to a subsidiary	114	—	—
Amount due to related parties	—	16,875	2,709

Total current liabilities	2,910	19,406	3,115
Non-current liabilities
Amount due to related parties	—	35,601	5,715

Total non-current liabilities	—	35,601	5,715

Total liabilities	2,910	55,007	8,830

Shareholders’ equity:
Class A Ordinary shares	13	19	3
Class B Ordinary shares	10	4	1
Additional paid-in capital	3,172,372	3,212,927	515,709
Accumulated other comprehensive loss	(57,290)	(61,232)	(9,828)
Accumulated deficit	(1,294,533)	(1,238,209)	(198,746)
Treasury stock	(168,018)	(42,706)	(6,856)

Total shareholders’ equity	1,652,554	1,870,803	300,283

Total liabilities and shareholders’ equity	1,655,464	1,925,810	309,113

Condensed Statements of Operations

Condensed statements of operations

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(281,113)	(49,424)	(78,611)	(12,618)

Operating (loss) profit	(281,113)	(49,424)	(78,611)	(12,618)
Other (expenses) income	(49,931)	45,344	10,570	1,694
Investment income	75,655	22,524	124,365	19,962

(Loss) profit before income taxes	(255,389)	18,444	56,324	9,038
Income tax expense	—	—	—	—

Net (loss) income	(255,389)	18,444	56,324	9,038

Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	(712)	(6,300)	(1,011)
Net cash (used in) generated from investing activities	—	(1,349,501)	272,873	43,799
Net cash generated from (used in) financing activities	1,537	1,382,900	(286,700)	(46,019)

Net increase (decrease) in cash	1,537	32,687	(20,127)	(3,231)
Cash at beginning of the year	—	1,537	34,224	5,494

Cash at end of the year	1,537	34,224	14,097	2,263

Parent Company
Related Party Balance

The Company had the following related party balances as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$
Amount due from subsidiaries
—21Vianet HK	484,442	968,866	155,514
—21Vianet Beijing	13,409	11,380	1,826

	497,851	980,246	157,340

Amount due to subsidiaries
—21Vianet Technology	66	—	—
—ZBXT	48	—	—

	114	—	—

Amount due to related parties
Current
—Sellers of Fastweb	—	16,875	2,709
Non-current
—Sellers of Fastweb	—	35,601	5,715

	—	52,476	8,424

Organization - Additional Information (Detail)	1 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended									1 Months Ended			12 Months Ended			1 Months Ended		1 Months Ended
	Apr. 30, 2011	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Feb. 28, 2011 USD ($)	Jan. 31, 2011 USD ($)	Oct. 31, 2010 aBitCool Incorporated USD ($)	Oct. 31, 2010 aBitCool Incorporated CNY	Oct. 31, 2010 aBitCool Incorporated Internet Data Center Services	Dec. 31, 2012 Option Agreement	Dec. 31, 2012 Technical Consulting and Service Agreement CNY	Jan. 31, 2011 Loan Agreement Loan one CNY	Jan. 31, 2011 Loan Agreement Loan Two CNY	Dec. 31, 2012 Computer and network equipment USD ($)	Dec. 31, 2012 Computer and network equipment CNY	Dec. 31, 2011 Computer and network equipment CNY	Jan. 13, 2010 21Vianet Group Limited ("21Vianet HK") aBitCool Incorporated HKD	Feb. 21, 2010 21Vianet Data Center Co., Ltd. ("21Vianet China") aBitCool Incorporated USD ($)	Mar. 31, 2010 SH Guotong CNY	Apr. 30, 2009 SH Guotong CNY	Mar. 31, 2010 GZ Juliang CNY	Dec. 31, 2008 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") CNY Entity	Dec. 31, 2010 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") Carved Out Subsidiaries CNY Entity	Dec. 31, 2010 Beijing aBitCool Network Technology Co., Ltd. ("21Vianet Technology") Carved Out Associate CNY Entity	Apr. 30, 2011 American Depositary Shares CNY	Apr. 30, 2011 American Depositary Shares USD ($)	Oct. 31, 2010 Common Stock aBitCool Incorporated	Oct. 31, 2010 Redeemable Convertible Preferred Stock aBitCool Incorporated
Organization [Line Items]
Ordinary shares issued																								14,950,000		71,526,320
Share price				$ 1.33	$ 1.24																				$ 15
Number of ordinary shares in each American Depositary Shares (ADS)	6
Net proceeds from issuance of ordinary shares upon IPO		1,332,904,000																						1,332,904,000
Business acquisition, acquisition percentage																100.00%	100.00%
Business acquisition, consideration transferred																1	1
Cash consideration of Legal disposal to nominee shareholders of aBitCool																			68,960,000	10,000,000
Repurchase of IDC Business' long-lived assets, employees, and sales agreements from nominee shareholders																		1,426,000		858,000
Deemed Distribution to Shareholders for Accounting Disposal																		27,869,000		2,764,000	36,000,000
Number of entities with deemed distribution to shareholders																					2
Deemed contribution from the shareholders for the legal disposal of certain carved-out entities			39,300,000																			36,000,000	3,300,000
Number of carved-out entities disposed																						2	1
Convertible preferred shares, issued																											110,966,180
Percentage of outstanding number of preferred aBitCool								85.00%
Waiver of liability from the shareholder			116,069,000			17,465,000	115,266,000
Agreement agreement between 21Vianet China and the 21Vianet Technology, term									10 years	10 years
Agreement agreement between 21Vianet China and the 21Vianet Technology, expiration date									Dec 18, 2016	Dec 18, 2016
Service fee per hour										1,000
Loan facility provided to related parties											7,000,000	3,000,000
Pledged computer and network equipment, carrying amount													$ 7,435,000	46,320,000	20,000,000

Summary of Company Subsidiaries and Its Consolidated Variable Interest Entities (Detail)	12 Months Ended
Dec. 31, 2012
Beijing aBitCool Network Technology Co., Ltd. ("21Vianet Technology") | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Oct 22, 2002	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Provision of internet data center and managed network services	[1],[2]
Subsidiaries | 21Vianet Group Limited ("21Vianet HK")
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	May 25, 2007
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding
Subsidiaries | 21Vianet Data Center Co., Ltd. ("21Vianet China")
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Jun 12, 2000	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Provision of technical and consultation services and rental of long-lived assets	[1]
Subsidiaries | Fastweb International Holdings
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep 9, 2012	[3]
Place of incorporation	Cayman Islands	[3]
Percentage of direct ownership by the Company	100.00%	[3]
Principal activities	Investment holding	[3]
Subsidiaries | Hongkong Fastweb Holdings Company
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep 9, 2012	[3]
Place of incorporation	Hong Kong	[3]
Percentage of direct ownership by the Company	100.00%	[3]
Principal activities	Investment holding	[3]
Subsidiaries | Beijing Fastweb Technology Company Limited
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep 9, 2012	[1],[3]
Place of incorporation	PRC	[1],[3]
Percentage of direct ownership by the Company	100.00%	[1],[3]
Principal activities	Dormant Company	[1],[3]
Subsidiaries | Foshan Technology
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Dec 20, 2011	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Trading of network equipment	[1]
Subsidiaries | 21Vianet Anhui Suzhou Technology Co., Ltd.("Suzhou Technology")
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Nov 16, 2011	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Trading of network equipment	[1]
Subsidiaries | 21ViaNet@Xian Holding Limited ("21V Xi'an Holding")
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Jul 5, 2012	[4]
Place of incorporation	British Virgin Islands	[4]
Percentage of direct ownership by the Company	100.00%	[4]
Principal activities	Investment holding	[4]
Subsidiaries | 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech")
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Jul 5, 2012	[1],[4]
Place of incorporation	PRC	[1],[4]
Percentage of direct ownership by the Company	100.00%	[1],[4]
Principal activities	Provision of internet data center	[1],[4]
Held Directly by 21 Vianet Technology | Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Mar 15, 2006	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Provision of internet data center and managed network services	[1],[2]
Held Directly by 21 Vianet Beijing | Shanghai Wantong Vianet Information Technology Company Limited | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Feb 20, 2008	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Provision of internet data center services	[1],[2]
Held Directly by 21 Vianet Beijing | 21 Vianet Xian Information Outsourcing Industry Park Services Co., Ltd (Xi'an Sub) | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Jun 23, 2008	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Provision of internet data center services	[1],[2]
Held Directly by 21 Vianet Beijing | Beijing Chengyishidai Network Technology Co., Ltd. (CYSD) | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep 30, 2010	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Principal activities	Provision of managed network services	[1],[2],[5]
Held Directly by 21 Vianet Beijing | Zhiboxintong Beijing Network Technology Co., Ltd (ZBXT) | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep 30, 2010	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Principal activities	Provision of managed network services	[1],[2],[5]
Held Directly by 21 Vianet Beijing | Beijing Bozhiruihai Network Technology Co., Ltd. | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep 30, 2010	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Principal activities	Provision of managed network services	[1],[2],[5]
Held Directly by 21 Vianet Beijing | Beijing Bikonghengtong Network Technology Co., Ltd. | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep 30, 2010	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Principal activities	Provision of managed network services	[1],[2],[5]
Held Directly by 21 Vianet Beijing | Xingyunhengtong Beijing Network Technology Company Limited | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep 30, 2010	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Principal activities	Provision of managed network services	[1],[2],[5]
Held Directly by 21 Vianet Beijing | Fuzhou Yongjiahong Communication Technology Company Limited | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep 30, 2010	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Principal activities	Provision of managed network services	[1],[2],[5]
Held Directly by 21 Vianet Beijing | Jiu Jiang Zhongyatonglian Network Technology Co., Ltd. | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Nov 16, 2010	[1],[2],[5]
Place of incorporation	PRC	[1],[2],[5]
Principal activities	Provision of managed network services	[1],[2],[5]
Held Directly by 21 Vianet Beijing | Guangzhou Gehua Network Technology and Development Co., ("Gehua") | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Oct 8, 2011	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Provision of managed network services	[1],[2]
Held Directly by 21 Vianet Beijing | Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Oct 1, 2011	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Dormant Company	[1],[2]
Held Directly by 21 Vianet Beijing | Shenzhen Cloud Information Technology Co., Ltd. ("Shenzhen Cloud") | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Oct 27, 2011	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Dormant Company	[1],[2]
Held Directly by 21 Vianet Beijing | Langfang Xunchi Computer Data Processing Co., Ltd. ("Langfang Xunchi") | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Dec 19, 2011	[1],[2]
Place of incorporation	PRC	[1],[2]
Principal activities	Dormant Company	[1],[2]
Held Directly by 21 Vianet Beijing | Beijing Fastweb Network Technology Co., Ltd. ("Fastweb Network BJ") | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep 9, 2012	[1],[2],[3]
Place of incorporation	PRC	[1],[2],[3]
Principal activities	Provision of internet data center and internet content delivery network services	[1],[2],[3]
Held Directly by 21 Vianet Beijing | Shanghai Fawei Technology Co., Ltd. (SH Fawei) | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Jul 18, 2008	[1],[2],[3]
Place of incorporation	PRC	[1],[2],[3]
Principal activities	Internet data center, content delivery network and related services	[1],[2],[3]
Held Directly by 21 Vianet Beijing | Suzhou Fastweb Technology Co., Ltd. (SZ Fastweb) | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Feb 1, 2010	[1],[2],[3]
Place of incorporation	PRC	[1],[2],[3]
Principal activities	Dormant Company	[1],[2],[3]
Held Directly by 21 Vianet Beijing | Hangzhou Zhentuo Information Technology Co., Ltd. (HZ Zhentuo) | Variable Interest Entities
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Aug 16, 2012	[1],[2],[6]
Place of incorporation	PRC	[1],[2],[6]
Principal activities	Dormant Company	[1],[2],[6]
Held Directly by 21 Vianet Beijing | Shanghai Xiangyun 21Vianet Network Technology Company Limited (SH Xiangyun)
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Oct 22, 2012	[1],[2],[7]
Place of incorporation	PRC	[1],[2],[7]
Principal activities	Dormant Company	[1],[2],[7]

[1]	Collectively "PRC Subsidiaries"
[2]	Collectively "Consolidated VIE"
[3]	On September 9, 2012, the Company and its subsidiary, 21Vianet Beijing, acquired 100% equity interests in these entities (collectively referred to as "Fastweb") (Note 4).
[4]	On July 5, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, acquired 100% equity interests in these entities (collectively referred to as "21V Xi'an") from 21 Vianet Infrastructure Limited, a subsidiary of aBitCool Inc. ("aBitCool") (Note 4).
[5]	Collectively "Managed Network Entities"
[6]	On August 16, 2012, HZ Zhentuo was incorporated in Hangzhou in the PRC by 21Vianet Beijing as a wholly-owned subsidiary.
[7]	On October 22, 2012, SH Xiangyun was incorporated in Shanghai in the PRC by 21Vianet Beijing as a wholly-owned subsidiary.

Summary of Company Subsidiaries and Its Consolidated Variable Interest Entities (Parenthetical) (Detail)	Sep. 09, 2012 Fastweb Acquisition	Sep. 09, 2012 Fastweb International Holdings Fastweb Acquisition Subsidiaries	Sep. 09, 2012 Hongkong Fastweb Holdings Company Fastweb Acquisition Subsidiaries	Sep. 09, 2012 Beijing Fastweb Technology Company Limited Fastweb Acquisition Subsidiaries	Jul. 05, 2012 21ViaNet@Xian Holding Limited ("21V Xi'an Holding") 21V Xi'an Subsidiaries	Sep. 09, 2012 Beijing Fastweb Network Technology Co., Ltd. ("Fastweb Network BJ") Fastweb Acquisition Held Directly by 21 Vianet Beijing
Variable Interest Entity [Line Items]
Business acquisition, equity interests acquired	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Consolidated VIE Included in Accompanying Consolidated Financial Statements (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Variable Interest Entities USD ($)	Dec. 31, 2012 Variable Interest Entities CNY	Dec. 31, 2011 Variable Interest Entities CNY	Dec. 31, 2010 Variable Interest Entities CNY
Variable Interest Entity [Line Items]
Total assets	$ 477,831	2,976,919	2,402,952		$ 261,666	1,630,208	1,165,210
Total liabilities	174,578	1,087,614	733,228		149,281	930,038	704,879
Net revenues	244,644	1,524,158	1,020,929	525,203	244,644	1,524,158	1,020,929	525,203
Net profit	9,252	57,656	45,939	(247,667)	19,671	122,552	51,566	30,668
Net cash provided by operating activities	27,917	173,923	166,135	81,372	27,175	169,304	150,739	80,663
Net cash used in investing activities	(28,197)	(175,670)	(1,268,054)	(616)	(32,916)	(205,069)	(224,704)	(616)
Net cash provided by financing activities	$ 3,844	23,952	1,443,947	(69,498)	$ 17,668	110,076	86,109	41,835

Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012 USD ($) Segment	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 American Depository Shares USD ($)	Dec. 31, 2012 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2012 21Vianet Xi'an BPO Service Co., Ltd. ("Xi'an Sub")	Dec. 31, 2012 Xingyunhengtong Beijing Network Technology Company Limited	Dec. 31, 2012 Other PRC subsidiaries and Consolidated VIE	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum American Depository Shares USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Capital Leases
Significant Accounting Policies [Line Items]
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)		6.2301	6.2301
Cash equivalent maturity period											90 days
Short-term investment maturity period											365 days		90 days
Interest capitalized		$ 1,881	11,718	5,037
Cash flows estimated growth rate after six years using terminal value		3.00%	3.00%
Discount rate used in the valuations based on weighted average cost of capital		13.50%	13.50%
Business Tax Rate							5.00%	5.00%	5.00%	3.00%
Business Tax Expense		9,006	56,106	42,241	20,519
Advertising expense		710	4,426	3,159	3,468
Capital lease recognition condition, lease term as a percentage of estimated remaining economic life														75.00%
Capital lease recognition condition, minimum lease payments at the beginning of the lease term as a percentage of the fair value of the leased property														90.00%
Estimated forfeiture rate for management and non-management employees		0.00%	0.00%	0.00%
Share Repurchase Plan, maximum value												30,000
Share Repurchase Plan, shares repurchased	2,686,965					3,022,532
Share Repurchase Plan, consideration				190,022		$ 29,918
Number of Operating Segment		1	1

Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Buildings
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	25 years
Leasehold improvements
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	20 years
Computer and network equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	5 years
Office equipment
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	5 years
Motor vehicles
Property Plant and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful life	5 years

Weighted Average Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2012
Purchased software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	4 years 10 months 24 days
Radio Spectrum License
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	15 years
Network Use Right
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	20 years
Contract Backlog
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	1 year 1 month 6 days	[1]
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	7 years 3 months 18 days	[1]
Supplier Relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	9 years 6 months	[1]
Licenses
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	15 years	[1]
Trade Names
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	15 years	[1]
Platform Software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	5 years	[1]

[1]	Acquired in the acquisition of SH Guotong, the Managed Network Entities, Gehua and Fastweb (Note 4).

Concentration of Risks - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2012 Outside the PRC USD ($)	Dec. 31, 2012 Outside the PRC CNY	Dec. 31, 2011 Outside the PRC USD ($)	Dec. 31, 2012 Purchases	Dec. 31, 2011 Purchases	Dec. 31, 2010 Purchases	Dec. 31, 2012 Sales Revenue, Services, Net Customer Concentration Risk Customer	Dec. 31, 2011 Sales Revenue, Services, Net Customer Concentration Risk Customer	Dec. 31, 2010 Sales Revenue, Services, Net Customer Concentration Risk Customer	Dec. 31, 2012 Sales Revenue, Services, Net Customer Concentration Risk Maximum	Dec. 31, 2011 Sales Revenue, Services, Net Customer Concentration Risk Maximum	Dec. 31, 2010 Sales Revenue, Services, Net Customer Concentration Risk Maximum
Concentration Risk [Line Items]
Cash and cash equivalents and short-term investments, deposited with major financial institution				$ 50,616	315,340	225,731	$ 120,866	753,010	$ 172,195
Concentration of risk, percentage										23.00%	31.00%	40.00%	22.00%	28.00%	32.00%
Percentage of revenue from largest single customer																5.00%	5.00%	5.00%
Number of customers who contributed more than 4% of Company's revenue													0	0	0
Appreciation of RMB against US$	0.20%	4.90%	3.00%

Acquisitions - Additional Information (Detail)	12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended								1 Months Ended
	Dec. 31, 2012 21V Xi'an CNY	Jul. 31, 2012 21V Xi'an CNY	Jul. 02, 2012 21V Xi'an CNY	Oct. 31, 2012 Fastweb Acquisition CNY	Sep. 30, 2012 Fastweb Acquisition CNY	Dec. 31, 2012 Fastweb Acquisition CNY	Sep. 09, 2012 Fastweb Acquisition CNY	Dec. 31, 2012 Fastweb Acquisition Contract Backlog	Dec. 31, 2012 Fastweb Acquisition Customer Relationship	Dec. 31, 2012 Fastweb Acquisition Supplier Relationships	Dec. 31, 2012 Fastweb Acquisition Platform Software	Dec. 31, 2012 iJoy Holding Limited USD ($)	Nov. 30, 2012 iJoy Holding Limited USD ($)	Sep. 20, 2012 iJoy Holding Limited	Sep. 20, 2012 iJoy Holding Limited Maximum USD ($)	May 31, 2012 Managed Network Entities CNY	Dec. 31, 2011 Managed Network Entities CNY	Dec. 15, 2011 Managed Network Entities CNY	Sep. 30, 2010 Managed Network Entities CNY	Dec. 31, 2012 Managed Network Entities Equity Method Investments CNY	Dec. 31, 2011 Managed Network Entities Equity Method Investments CNY	Oct. 01, 2011 Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") CNY	Oct. 01, 2011 Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") Held Directly by 21 Vianet Technology	Oct. 01, 2011 Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") Held Directly by 21 Vianet Beijing	Oct. 27, 2011 Shenzhen Cloud Information Technology Co., Ltd. ("Shenzhen Cloud") Held Directly by 21 Vianet Beijing CNY	Oct. 19, 2011 Guangzhou Gehua Network Technology and Development Co., ("Gehua") CNY
Business Acquisition [Line Items]
Business acquisition, aggregate cash consideration		15,977,000	15,977,000			33,395,000 [1]													50,000,000							14,820,000	[2]
Revenue since acquisition date						34,356,000
Net profit (loss) since acquisition date	(2,942,000)					6,556,000
Business acquisition, equity interests acquired							100.00%												51.00%				99.95%	0.05%	100.00%	100.00%
Business acquisition, total purchase consideration						116,040,000	116,040,000								22,000,000			169,168,000	172,439,000			18,200,000			7,900,000	77,469,000
Acquired Intangible assets estimated useful lives								1 year	7 years	1 year	5 years
Business acquisition, equity interests intend to acquire														100.00%
Loan facility provided to related parties												2,000,000	50,000
Business acquisition, fair value of call option																					6,765,000
Cash consideration paid				9,373,000	7,502,000											2,542,000	67,375,000
Business acquisition, acquisition of remaining equity interests																				49.00%
Business acquisition, difference between fair value of purchase consideration and carrying amount of non-controlling interest																				42,288,000

[1]	RMB7,502 and RMB 9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.
[2]	The cash consideration of RMB14,820 was paid in October 2011.

Estimated Fair Values of Assets Acquired and Liabilities Assumed as of Date of Acquisition (21V Xi'an) (Detail)	12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jul. 31, 2012 21V Xi'an CNY	Jul. 02, 2012 21V Xi'an CNY	Jul. 31, 2012 21V Xi'an Due to related parties CNY
Net assets acquired
Current assets			7,284,000
Property and equipment, net			24,820,000
Other payables			(2,761,000)		(390,000)
Deferred tax liability			(2,437,000)
Total net assets acquired			26,516,000
Purchase consideration			15,977,000	15,977,000
Bargain purchase gain recognized	$ (1,692,000)	(10,539,000)	(10,539,000)

Purchase Consideration (Detail) (CNY)	Dec. 31, 2012 Fastweb Acquisition		Sep. 09, 2012 Fastweb Acquisition	Dec. 15, 2011 Managed Network Entities	Sep. 30, 2010 Managed Network Entities		Oct. 19, 2011 Guangzhou Gehua Network Technology and Development Co., ("Gehua")
Business Acquisition [Line Items]
Cash consideration	33,395,000	[1]			50,000,000		14,820,000	[2]
Contingent ordinary share issuance	82,645,000	[3],[4]		99,251,000	75,494,000	[5],[6],[7]	46,700,000	[8],[9]
Total fair value of purchase price consideration	116,040,000		116,040,000	169,168,000	172,439,000		77,469,000
Contingent cash consideration				69,917,000	38,536,000	[5],[7]	15,949,000	[10],[8]

[1]	RMB7,502 and RMB 9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.
[2]	The cash consideration of RMB14,820 was paid in October 2011.
[3]	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.
[4]	The contingent share consideration is determined based on the achievement by Fastweb of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2012 and 2013 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether Fastweb will meet the contractually stipulated targets. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2012 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2012, with its fair value of RMB41,197 reclassified to additional paid in capital. The remaining contingent consideration related to fiscal 2013 has been recorded in the "Amount due to related parties" balance within the Company's statement of financial position (Note 23).
[5]	The contingent consideration in both cash and shares are annually determined based on the achievement by the Managed Network Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2011, 2012 and 2013, as well as the successful negotiation of a country-wide fiber optic lease agreement with a specific third party that is critical to the expansion of their business. The above contingent consideration amounts were derived from the Company's assessment of whether the Managed Network Entities will meet the certain contractually stipulated targets. Such contingent consideration amounts still outstanding have been recorded in the "Amount due to related parties" balance within the Company's statement of financial position (Note 23).
[6]	In accordance with the sales and purchase agreement, if the option to acquire the Company's ordinary shares per (ii) above is exercised, any contingent consideration payable in shares, if and when the stipulated targets are achieved, would be reduced by the number of shares issued through the exercise of that option. As such, the valuation of the contingent consideration payable in shares represents the fair value of the contingent share consideration payable that is in excess of the shares issuable as discussed in (ii) above. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets discussed in (iii) above, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingencies with respect to the financial targets for fiscal years 2011 and 2012 were resolved, the corresponding portions of the contingent consideration in shares were remeasured on December 31, 2011 and 2012, respectively, with their fair values reclassified to additional paid in capital.
[7]	The Company determined the fair value of the contingent consideration in cash and ordinary shares, the option to acquire the Company's ordinary shares and the call option with the assistance of an independent third party valuation firm.
[8]	The Company determined the fair value of the contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.
[9]	The contingent consideration in shares is determined based on the achievement by Gehua of certain financial targets in accordance with the sales and purchase agreement for the periods from September 1, 2011 to December 31, 2011, from September 1, 2011 to August 31, 2013 and the operating effectiveness of the fiber optic lease arrangement acquired as part of this acquisition for the period up to August 15, 2014. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. Such contingent consideration amounts still outstanding have been recorded in the "Amount due to related parties" balance within the Company's statement of financial position. As the contingency with respect to the financial targets for the period from September 1, 2011 to December 31, 2011 has been resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2011, with its fair value reclassified to additional paid in capital.
[10]	The contingent cash consideration is determined based on the achievement by Gehua of certain financial targets for the period from September 1, 2011 to August 31, 2012. The above contingent consideration amounts were derived from the Company's assessment of whether Gehua will meet the certain contractually stipulated targets. Such amounts were fully paid by February 2013, as the contingency was resolved in 2012.

Purchase Consideration (Parenthetical) (Detail)	1 Months Ended
	Oct. 31, 2012 Fastweb Acquisition CNY	Sep. 30, 2012 Fastweb Acquisition CNY	Dec. 31, 2012 Fastweb Acquisition USD ($)	Dec. 31, 2012 Fastweb Acquisition CNY		Oct. 19, 2011 Guangzhou Gehua Network Technology and Development Co., ("Gehua") CNY
Business Acquisition [Line Items]
Cash consideration paid	9,373,000	7,502,000
Cash consideration payable				16,875,000
Fair value of contingent consideration in shares			6,613,000	41,197,000
Business acquisition, cash consideration				33,395,000	[1]	14,820,000	[2]

[1]	RMB7,502 and RMB 9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.
[2]	The cash consideration of RMB14,820 was paid in October 2011.

Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) (Fastweb Acquisition, CNY) In Thousands, unless otherwise specified	Sep. 09, 2012
Business Acquisition [Line Items]
Current assets	25,042
Property and equipment, net	11,333
Deferred tax assets	1,450
Total assets acquired	64,030
Accounts payable	7,237
Current liabilities	13,454
Deferred tax liabilities, non-current	6,551
Total liabilities assumed	27,242
Net assets acquired	36,788
Purchase consideration	116,040
Goodwill	79,252
Contract Backlog
Business Acquisition [Line Items]
Business combination, intangible assets	1,850
Customer Relationships
Business Acquisition [Line Items]
Business combination, intangible assets	13,500
Supplier Relationships
Business Acquisition [Line Items]
Business combination, intangible assets	1,955
Platform Software
Business Acquisition [Line Items]
Business combination, intangible assets	8,900

Unaudited Pro Forma Consolidated Financial Information (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Business Acquisition [Line Items]
Net revenue	$ 252,792	1,574,918	1,076,518
Net profit	$ 8,019	49,957	42,498
Earnings per share basic (RMB)	$ 0.02	0.14	0.06

Purchase Consideration for Acquiring Equity Interest in CYSD and ZBXT (Detail) (Managed Network Entities, CNY) In Thousands, unless otherwise specified	Dec. 15, 2011	Sep. 30, 2010
Managed Network Entities
Business Acquisition [Line Items]
Cash consideration		50,000	[1]
Contingent consideration in cash	69,917	38,536	[2],[3]
Contingent ordinary shares issuance	99,251	75,494	[2],[3],[4]
Option to acquire the Company's ordinary shares		15,174	[3],[5]
Less: Call option to purchase the remaining 49% equity interest in the Managed Network Entities		(6,765)	[5]
Total fair value of purchase price consideration	169,168	172,439

[1]	The cash consideration of RMB50,000 was paid in September 2010.
[2]	The contingent consideration in both cash and shares are annually determined based on the achievement by the Managed Network Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2011, 2012 and 2013, as well as the successful negotiation of a country-wide fiber optic lease agreement with a specific third party that is critical to the expansion of their business. The above contingent consideration amounts were derived from the Company's assessment of whether the Managed Network Entities will meet the certain contractually stipulated targets. Such contingent consideration amounts still outstanding have been recorded in the "Amount due to related parties" balance within the Company's statement of financial position (Note 23).
[3]	The Company determined the fair value of the contingent consideration in cash and ordinary shares, the option to acquire the Company's ordinary shares and the call option with the assistance of an independent third party valuation firm.
[4]	In accordance with the sales and purchase agreement, if the option to acquire the Company's ordinary shares per (ii) above is exercised, any contingent consideration payable in shares, if and when the stipulated targets are achieved, would be reduced by the number of shares issued through the exercise of that option. As such, the valuation of the contingent consideration payable in shares represents the fair value of the contingent share consideration payable that is in excess of the shares issuable as discussed in (ii) above. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets discussed in (iii) above, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingencies with respect to the financial targets for fiscal years 2011 and 2012 were resolved, the corresponding portions of the contingent consideration in shares were remeasured on December 31, 2011 and 2012, respectively, with their fair values reclassified to additional paid in capital.
[5]	The Company issued an option to the Seller to acquire RMB25,000 of its ordinary shares at a fixed exercise price of US$8.61 per share, exercisable at any time through June 2012. As the option is indexed to the RMB:USD currency index in addition to its own shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment to fair value recorded to the results of operations with a corresponding credit in the "Amount due to related parties" balance within the Company's statement of financial position (Note 23).

Purchase Consideration for Acquiring Equity Interest in CYSD and ZBXT (Parenthetical) (Detail) (Managed Network Entities)	Dec. 31, 2012	Dec. 31, 2012 CNY	Sep. 30, 2010 CNY
Business Acquisition [Line Items]
Business acquisition, cash consideration			50,000,000
Business acquisition, options issued to acquire ordinary shares		25,000,000
Business acquisition, exercise price of options issued	8.61	8.61

Accounts Receivable and Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts and Other Receivables [Line Items]
Accounts receivable	$ 47,144	293,710		149,745
Allowance for doubtful debts	(55)	(341)	(341)	(2,121)	(2,453)
Accounts receivable (net of allowance for doubtful accounts of RMB2,121 and RMB341 (US$55) as of December 31, 2011 and 2012, respectively)	$ 47,089	293,369		147,624

Analysis of Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts and Other Receivables [Line Items]
Balance at beginning of the year	$ 341	2,121	2,453
Provision	86	538	183	1,097
Write-off of accounts receivable	(372)	(2,318)	(515)
Balance at the end of the year	$ 55	341	2,121	2,453

Short Term Investments (Detail) (Held-to-maturity securities, Fixed rate time deposits) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Investment [Line Items]
Carrying Value		222,701	894,540
Unrealized gains/(losses)
Estimated Fair Value	$ 35,746	222,701	894,540

Short-Term Investments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Short-term investments USD ($)	Dec. 31, 2012 Short-term investments CNY	Dec. 31, 2011 Short-term investments CNY
Investment [Line Items]
Investments, interest income	$ 2,616	16,301	14,939	580	$ 2,040	12,708	12,961

Prepaid Expenses and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prepaid And Other Current Assets [Line Items]
Prepaid expenses for bandwidth, rented computer rooms and cabinets	$ 3,196	19,913	15,478
Staff field advances	406	2,530	993
Interest receivable	1,123	6,998	10,295
Loans to shareholder of iJoy (Note 4)	2,068	12,885
Receivables for the disposal of certain construction-in-progress	3,257	20,290
Tax recoverable	1,352	8,422	2,140
Office deposits	1,330	8,288	4,612
Other receivables	2,638	16,430	14,057
Prepaid expenses and other current assets	$ 15,370	95,756	47,575

Property and Equipment Including Those Held Under Capital Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Buildings USD ($)	Dec. 31, 2012 Buildings CNY	Dec. 31, 2011 Buildings CNY	Dec. 31, 2012 Leasehold improvements USD ($)	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Computer and network equipment USD ($)	Dec. 31, 2012 Computer and network equipment CNY	Dec. 31, 2011 Computer and network equipment CNY	Dec. 31, 2012 Optical fibers USD ($)	Dec. 31, 2012 Optical fibers CNY	Dec. 31, 2011 Optical fibers CNY	Dec. 31, 2012 Office equipment USD ($)	Dec. 31, 2012 Office equipment CNY	Dec. 31, 2011 Office equipment CNY	Dec. 31, 2012 Motor vehicles USD ($)	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY
Property, Plant, and Equipment Disclosure [Line Items]
Property and Equipment, gross	$ 151,024	940,892	568,949	$ 5,142	32,035	11,089	$ 27,370	170,519	55,855	$ 106,747	665,040	431,311	$ 10,385	64,700	63,094	$ 1,142	7,113	7,257	$ 238	1,485	343
Less: Accumulated depreciation	(47,595)	(296,521)	(201,526)
Property Plant And Equipment Net Excluding Construction In Progress, Total	103,429	644,371	367,423
Construction-in-progress	28,625	178,336	86,460
Property and Equipment, net	$ 132,054	822,707	453,883

Property and Equipment Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Property plant and equipment USD ($)	Dec. 31, 2012 Property plant and equipment CNY	Dec. 31, 2011 Property plant and equipment CNY	Dec. 31, 2010 Property plant and equipment CNY	Dec. 31, 2012 Assets held under capital leases USD ($)	Dec. 31, 2012 Assets held under capital leases CNY	Dec. 31, 2011 Assets held under capital leases CNY	Dec. 31, 2010 Assets held under capital leases CNY
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation expense	$ 14,893	92,786	58,873	21,854	$ 14,893	92,786	58,873	19,673	$ 2,558	15,934	12,094	3,413

Depreciation Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenue USD ($)	Dec. 31, 2012 Cost of revenue CNY	Dec. 31, 2011 Cost of revenue CNY	Dec. 31, 2010 Cost of revenue CNY	Dec. 31, 2012 Sales and marketing expenses USD ($)	Dec. 31, 2012 Sales and marketing expenses CNY	Dec. 31, 2011 Sales and marketing expenses CNY	Dec. 31, 2010 Sales and marketing expenses CNY	Dec. 31, 2012 General and administrative expense USD ($)	Dec. 31, 2012 General and administrative expense CNY	Dec. 31, 2011 General and administrative expense CNY	Dec. 31, 2010 General and administrative expense CNY	Dec. 31, 2012 Research and development expense USD ($)	Dec. 31, 2012 Research and development expense CNY	Dec. 31, 2011 Research and development expense CNY	Dec. 31, 2010 Research and development expense CNY	Dec. 31, 2012 Property plant and equipment USD ($)	Dec. 31, 2012 Property plant and equipment CNY	Dec. 31, 2011 Property plant and equipment CNY	Dec. 31, 2010 Property plant and equipment CNY
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation expense	$ 14,893	92,786	58,873	21,854	$ 11,217	69,883	41,271	11,863	$ 130	814	966	777	$ 432	2,691	2,034	2,071	$ 3,114	19,398	14,602	4,962	$ 14,893	92,786	58,873	19,673

Carrying Amounts of Property and Equipment Held Under Capital Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Computer and network equipment USD ($)	Dec. 31, 2012 Computer and network equipment CNY	Dec. 31, 2011 Computer and network equipment CNY	Dec. 31, 2012 Optical fibers USD ($)	Dec. 31, 2012 Optical fibers CNY	Dec. 31, 2011 Optical fibers CNY
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	$ 24,393	151,972	143,672	$ 14,008	87,272	80,578	$ 10,385	64,700	63,094
Less: accumulated depreciation	(5,315)	(33,115)	(15,790)
Property and Equipment Held Under Capital Leases, net	$ 19,078	118,857	127,882

Carrying Amounts of Computer and Network Equipment Pledged to Secure Banking Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 Buildings USD ($)	Dec. 31, 2012 Buildings CNY	Dec. 31, 2012 Computer and network equipment USD ($)	Dec. 31, 2012 Computer and network equipment CNY	Dec. 31, 2011 Computer and network equipment CNY
Property, Plant, and Equipment Disclosure [Line Items]
Assets pledged as collateral	$ 3,111	19,381	$ 7,435	46,320	20,000

Summary of Intangible Assets (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Purchased software CNY	Dec. 31, 2011 Purchased software CNY	Dec. 31, 2012 Purchased software USD ($)	Dec. 31, 2012 Radio Spectrum License CNY	Dec. 31, 2012 Radio Spectrum License USD ($)	Dec. 31, 2012 Network Use Right CNY	Dec. 31, 2012 Network Use Right USD ($)	Dec. 31, 2012 Contract Backlog CNY		Dec. 31, 2011 Contract Backlog CNY		Dec. 31, 2012 Contract Backlog USD ($)		Dec. 31, 2012 Customer Relationships CNY		Dec. 31, 2011 Customer Relationships CNY		Dec. 31, 2012 Customer Relationships USD ($)		Dec. 31, 2012 Licenses CNY		Dec. 31, 2011 Licenses CNY		Dec. 31, 2012 Licenses USD ($)		Dec. 31, 2012 Supplier Relationships CNY		Dec. 31, 2011 Supplier Relationships CNY		Dec. 31, 2012 Supplier Relationships USD ($)		Dec. 31, 2012 Trade Names CNY		Dec. 31, 2011 Trade Names CNY		Dec. 31, 2012 Trade Names USD ($)		Dec. 31, 2012 Platform Software CNY		Dec. 31, 2012 Platform Software USD ($)
Finite-Lived Intangible Assets [Line Items]
Beginning Balance		159,439	157,086		3,217	3,916	$ 2,173		$ 18,508		$ 3,183	902	[1]	1,905	[1]	$ 245	[1]	35,083	[1]	41,403	[1]	$ 6,041	[1]	1,308	[1]	1,298	[1]	$ 195	[1]	104,904	[1]	93,519	[1]	$ 15,016	[1]	14,025	[1]	15,045	[1]	$ 2,087	[1]			$ 1,333	[1]
Additions		179,847	32,460		12,217	1,020		121,425		20,000		1,850	[1]	910	[1]			13,500	[1]	8,410	[1]					100	[1]			1,955	[1]	22,020	[1]									8,900	[1]
Disposals			(3)			(3)
Amortization expense	(5,678)	(35,377)	(30,104)	(11,658)	(1,907)	(1,716)		(6,119)		(167)		(1,223)	[1]	(1,913)	[1]			(10,948)	[1]	(14,730)	[1]			(95)	[1]	(90)	[1]			(13,305)	[1]	(10,635)	[1]			(1,020)	[1]	(1,020)	[1]			(593)	[1]
Ending Balance	$ 48,781	303,909	159,439	157,086	13,527	3,217	$ 2,173	115,306	$ 18,508	19,833	$ 3,183	1,529	[1]	902	[1]	$ 245	[1]	37,635	[1]	35,083	[1]	$ 6,041	[1]	1,213	[1]	1,308	[1]	$ 195	[1]	93,554	[1]	104,904	[1]	$ 15,016	[1]	13,005	[1]	14,025	[1]	$ 2,087	[1]	8,307	[1]	$ 1,333	[1]

[1]	Acquired in the acquisition of SH Guotong, Managed Network Entities, Gehua and Fastweb (Note 4)

Intangible Assets Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Radio Spectrum License CNY	Dec. 31, 2012 Radio Spectrum License HKD	Dec. 31, 2012 Network Use Right CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Customer Relationships Minimum	Dec. 31, 2012 Customer Relationships Maximum
Intangible Assets [Line Items]
License fee						150,000
Estimated useful life of intangible assets					15 years	15 years	20 years	5 years	20 years	4 years	8 years
Upfront fee							20,000
Intangible assets, amortization expenses	$ 5,678	35,377	30,104	11,658	6,119		167

Annual Estimated Amortization Expenses of Intangible Assets (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	40,386
2014	35,240
2015	33,793
2016	32,430
2017	28,653
Purchased software
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	4,341
2014	3,626
2015	3,503
2016	3,209
2017	2,561
Radio Spectrum License
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	8,105
2014	8,105
2015	8,105
2016	8,105
2017	8,105
Network Use Right
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	1,000
2014	1,000
2015	1,000
2016	1,000
2017	1,000
Contract Backlog
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	1,385
Customer Relationships
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	9,568
2014	7,825
2015	6,501
2016	5,432
2017	2,891
Licenses
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	95
2014	95
2015	95
2016	95
2017	95
Supplier Relationships
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	13,093
2014	11,790
2015	11,790
2016	11,790
2017	11,790
Trade Names
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	1,020
2014	1,020
2015	1,020
2016	1,020
2017	1,020
Platform Software
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	1,779
2014	1,779
2015	1,779
2016	1,779
2017	1,191

Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 SH Guotong USD ($)	Dec. 31, 2012 SH Guotong CNY	Dec. 31, 2011 SH Guotong CNY	Dec. 31, 2012 Managed Network Entities USD ($)	Dec. 31, 2012 Managed Network Entities CNY	Dec. 31, 2011 Managed Network Entities CNY	Dec. 31, 2012 Guangzhou Gehua Network Technology and Development Co., ("Gehua") USD ($)	Dec. 31, 2012 Guangzhou Gehua Network Technology and Development Co., ("Gehua") CNY	Dec. 31, 2011 Guangzhou Gehua Network Technology and Development Co., ("Gehua") CNY	Dec. 31, 2012 Fastweb International Holdings USD ($)	Dec. 31, 2012 Fastweb International Holdings CNY
Goodwill [Line Items]
Acquisition of goodwill	$ 47,622	296,688	217,436	$ 2,007	12,507	12,507	$ 25,307	157,664	157,664	$ 7,587	47,265	47,265	$ 12,721	79,252

Long-Term Investments - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012 Yizhuang Venture Investment Fund	Dec. 31, 2012 Yizhuang Venture Investment Fund Upon the written notice of Yizhuang Fund	Sep. 30, 2011 Telehouse Beijing Company Limited
Investment [Line Items]
Investment in an equity investee, percentage	27.69%		10.00%
Investment in an equity investee	50,500	50,500	8,200
Long-term Investment, equity interest acquisition date			Sep 30, 2011

Investment in Equity Investee (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Yizhuang Venture Investment Fund CNY	Dec. 31, 2012 Yizhuang Venture Investment Fund USD ($)
Schedule of Equity Method Investments [Line Items]
Cost investment increase			50,500
Share equity income (loss)	(177)	(1,101)	(1,101)
Cost investment			50,500
Share equity income (loss)	(177)	(1,101)	(1,101)
Investment in equity investee			49,399	$ 7,929

Summary of Bank Borrowing (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Line of Credit Facility [Line Items]
Short-term borrowings	$ 28,404	176,961	100,000
Long-term borrowings	26,946	167,879
Debt, Current, Total	55,350	344,840	100,000
Long-term borrowings	10,112	63,000
Total bank borrowings	$ 65,462	407,840	100,000

Bank Borrowings - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Schedule Of Short And Long Term Debt [Line Items]
Short-term bank borrowings, weighted Average Interest rate	7.66%	7.66%	6.76%
Short-term bank borrowings, term				2 months	1 year
Long-term bank borrowings, weighted Average Interest rate	8.35%	8.35%
Current and non-current portions of long-term bank borrowings, maturity start date	May 25, 2013	May 25, 2013
Current and non-current portions of long-term bank borrowings, maturity end date	May 25, 2015	May 25, 2015
Unused loan facilities	$ 39,763	247,726	10,000

Current and Non-current Portions of Long Term Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Debt Instrument [Line Items]
2013	$ 26,946	167,879
2014	2,086	13,000
2015	8,026	50,000
Long-term borrowings	$ 37,058	230,879

Secured or Guaranteed Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Restricted Cash Long-Term Loan One CNY	Dec. 31, 2012 Restricted Cash Long-Term Loan Two CNY	Dec. 31, 2011 Jointly guaranteed by third party, company's computer and network equipment, Director and CEO and Director and COO Short Term Loan One CNY	Dec. 31, 2012 Jointly guaranteed by third party, company's computer and network equipment, Director and CEO and Director and COO Short Term Loan Six CNY	Dec. 31, 2012 Jointly guaranteed by third party, company's computer and network equipment, Director and CEO and Director and COO Short Term Loan Seven CNY	Dec. 31, 2011 Mr. Chen Sheng and Mr. Zhang Jun Short Term Loan Three CNY	Dec. 31, 2012 Mr. Chen Sheng and Mr. Zhang Jun Short Term Loan Eight CNY	Dec. 31, 2011 Third Party Guarantor Short Term Loan Two CNY	Dec. 31, 2012 Jointly guaranteed by third party and company's computer and network equipment Short Term Loan Five CNY	Dec. 31, 2012 Jointly guaranteed by Director and CEO, Director and COO and restricted cash Short Term Loan Nine CNY	Dec. 31, 2011 Unsecured Loans Short Term Loan Four CNY
Debt Instrument [Line Items]
Bank borrowings	$ 28,404	176,961	100,000			30,000	30,000	30,000	30,000	90,000	30,000	20,000	6,961	10,000
Long-term borrowings	$ 37,058	230,879		63,000	167,879

Secured or Guaranteed Bank Borrowings (Parenthetical) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 Computer and network equipment USD ($)	Dec. 31, 2012 Computer and network equipment CNY	Dec. 31, 2011 Computer and network equipment CNY	Dec. 31, 2011 Short Term Loan One Mr. Chen Sheng and Mr. Zhang Jun CNY	Dec. 31, 2011 Short Term Loan One Computer and network equipment CNY	Dec. 31, 2012 Short Term Loan Five Mr. Chen Sheng and Mr. Zhang Jun CNY	Dec. 31, 2012 Short Term Loan Five Computer and network equipment CNY	Dec. 31, 2012 Short Term Loan Six Mr. Chen Sheng and Mr. Zhang Jun CNY	Dec. 31, 2012 Short Term Loan Six Computer and network equipment CNY	Dec. 31, 2012 Short Term Loan Seven Mr. Chen Sheng and Mr. Zhang Jun CNY	Dec. 31, 2012 Short Term Loan Seven Computer and network equipment CNY	Dec. 31, 2012 Short Term Loan Nine Restricted Cash CNY	Dec. 31, 2012 Long-Term Loan One Restricted Cash CNY	Dec. 31, 2012 Long-Term Loan Two Restricted Cash CNY
Debt Instrument [Line Items]
Computer and network equipment, net book value	$ 7,435	46,320	20,000		20,000		25,720				19,381
Guarantee provided to the third party guarantor, maximum				12,000		20,000		30,000	20,600	30,000
Restricted cash												766	100,000	190,000

Components of Accrued Expenses and Other Payables (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Purchased software USD ($)	Dec. 31, 2012 Purchased software CNY	Dec. 31, 2011 Purchased software CNY	Dec. 31, 2012 Network Use Right USD ($)	Dec. 31, 2012 Network Use Right CNY
Accrued Expenses and Other Current Liabilities [Line Items]
Payroll and welfare payable	$ 3,756	23,395	20,486
Business and other taxes payable	8,406	52,368	58,640
Payables for office supplies and utilities	390	2,424	2,248
Payables for the purchase of property and equipment	8,131	50,648	33,273
Payable for purchase of intangible assets				50	307	426	3,191	19,881
Accrued service fees	1,966	12,248	5,316
Others	1,000	6,227	3,937
Accrued Liabilities and Other Liabilities	$ 26,890	167,498	124,326

Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Schedule of Capital Lease Obligations [Line Items]
2013	$ 6,766	42,151
2014	4,954	30,862
2015	4,093	25,497
2016	114	712
2017 and thereafter	143	890
Total minimum lease payments	16,070	100,112
Less: amount representing interest	(1,773)	(11,041)
Present value of remaining minimum lease payments	$ 14,297	89,071

Capital Lease Obligations - Additional Information (Detail) (Capital Leases)	Dec. 31, 2012	Dec. 31, 2011
Capital Leases
Schedule of Capital Lease Obligations [Line Items]
Weighted average interest rate	7.93%	7.56%

Deferred Government Grants - Additional Information (Detail) (Deferred government grant) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Component of Other Income, Nonoperating [Line Items]
Government grants received	$ 2,544	15,850	1,000

Movements of Deferred Government Grants (Detail) (Deferred government grant) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of the year	$ 934	5,819	5,400
Additions	2,544	15,850	1,000
Recognized in income as a reduction of depreciation expense	(462)	(2,876)	(581)
Balance at end of the year	$ 3,016	18,793	5,819

Preferred Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Feb. 28, 2011	Jan. 31, 2011	Oct. 31, 2010 Beijing aBitCool Network Technology Co., Ltd. ("21Vianet Technology") Internet Data Center Services	Oct. 31, 2010 Beijing aBitCool Network Technology Co., Ltd. ("21Vianet Technology") Non Internet Data Center Services	Dec. 31, 2012 Series A preferred shares	Oct. 31, 2010 Series A preferred shares	Dec. 31, 2012 Series A preferred shares Minimum	Dec. 31, 2012 Series B preferred shares	Oct. 31, 2010 Series B preferred shares	Dec. 31, 2012 Series B preferred shares Minimum	Dec. 31, 2012 Series B preferred shares After December 1, 2012	Oct. 31, 2010 Series A1 Preferred Stock	Oct. 31, 2010 Series A2 Preferred Stock	Oct. 31, 2010 Series A3 Preferred Stock	Oct. 31, 2010 Series B1 Preferred Stock	Oct. 31, 2010 Series B2 Preferred Stock	Feb. 28, 2011 Series C1 Preferred Stock	Jan. 31, 2011 Series C1 Preferred Stock
Class of Stock [Line Items]
Convertible preferred shares, issued						41,408,340			69,557,840			30,411,130	5,944,580	5,052,630	10,947,370	58,610,470	5,313,820	31,882,930
Percentage of outstanding number of preferred aBitCool			85.00%	15.00%
Convertible preferred shares, issuance price	$ 1.33	$ 1.24										$ 0.45	$ 0.77	$ 0.51	$ 0.51	$ 0.63
Preferred Shares holders, percentage of stated issuance price entitled to receive						100.00%			100.00%
Series B Preferred Shares, redemption price percentage of stated issuance price											120.00%
Preferred Shares, conversion ratio into an ordinary share					1			1
Percentage of outstanding Preferred Shares holders vote required for conversion into ordinary shares							51.00%			51.00%
Convertible preferred shares, total gross cash proceeds																	$ 5,000	$ 30,000
Effective conversion price												$ 1.28	$ 1.31	$ 1.28	$ 1.34	$ 1.37	$ 0.94	$ 0.94
Preferred stock, redemption price per share															$ 0.61	$ 0.76
Beneficial conversion features recorded																	$ 2,051	$ 9,662

Treasury Stock - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Jul. 31, 2012	Dec. 31, 2011 CNY	Dec. 31, 2011 American Depository Shares USD ($)	Dec. 31, 2012 American Depository Shares Managed Network Entities	Dec. 31, 2011 American Depository Shares Managed Network Entities	Apr. 30, 2012 American Depository Shares Managed Network Entities American Depository Shares Issue One	Apr. 30, 2012 American Depository Shares Managed Network Entities American Depository Shares Issue Two	Apr. 30, 2012 American Depository Shares Guangzhou Gehua Network Technology and Development Co., ("Gehua")
Schedule of Capitalization, Equity [Line Items]
Share Repurchase Plan, shares repurchased	2,686,965		3,022,532
Share Repurchase Plan, consideration		190,022	$ 29,918
Shares issued				95,000	350,000	998,607	932,829	316,803
Equity interest purchased, percentage				51.00%	49.00%	51.00%	49.00%	100.00%

Statutory Reserves - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2012 PRC Minimum	Dec. 31, 2012 PRC Maximum
Statutory Accounting Practices [Line Items]
Minimum required Percentage of annual after-tax profit to the general statutory reserve							10.00%
Maximum requirement of each of the Entity's PRC Subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital								50.00%
Statutory Reserve	$ 4,153	25,871	15,837	$ 4,153	25,871	15,837

Mainland China Employee Contribution Plan - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Defined Benefit Plan Disclosure [Line Items]
Total expense for defined contribution plan	$ 4,657	29,015	17,499	9,743

Share Based Compensation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended							12 Months Ended				1 Months Ended	12 Months Ended					1 Months Ended				1 Months Ended	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Mar. 31, 2011 USD ($)	Dec. 31, 2010 Chief Executive Officer and Director USD ($)	Dec. 31, 2010 Chief Executive Officer and Director CNY	Dec. 31, 2012 Performance Based Awards	Dec. 31, 2011 Performance Based Awards	Jan. 31, 2011 2010 Plan	Dec. 31, 2012 2010 Plan USD ($)	Dec. 31, 2011 2010 Plan USD ($)	Dec. 31, 2010 2010 Plan USD ($)	Dec. 31, 2012 2010 Plan CNY	Dec. 31, 2011 2010 Plan CNY	Jan. 31, 2011 2010 Plan Maximum	Jul. 06, 2012 2010 Plan Maximum	Jan. 14, 2011 2010 Plan Maximum	Jul. 16, 2010 2010 Plan Maximum	Jan. 31, 2011 2010 Plan Minimum	Dec. 31, 2012 Restricted Stock Units (RSUs) USD ($)	Dec. 31, 2012 Restricted Stock Units (RSUs) Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, maximum aggregate number of ordinary shares to be issued																					39,272,595	36,585,630	38,307,310
Share based compensation, option contractual term			6 years 10 months 24 days	6 years 10 months 24 days	7 years 2 months 12 days	7 years 2 months 12 days								10 years
Share based compensation, option vesting period																				4 years				3 years
Option granted		24,078,670	3,829,830	3,829,830								2,524,932	1,964,424
Weighted average exercise price of options granted		$ 0.15	$ 0.54
Share based compensation, RSUs granted																									812,187	432,910
Share based compensation, option outstanding			17,898,396	17,898,396	18,180,898	18,180,898									17,898,396				18,180,898
Share based compensation, shares available for grant															3,258,737
Share based compensation, aggregate intrinsic value			$ 23,571		$ 23,425										$ 23,571			146,850	147,435
Share based compensation, fair value of option outstanding at grant date															19,186			119,532
Share based compensation, weighted average grant-date fair value of option															$ 1.49	$ 1.54	$ 0.15
Share based compensation, fair value of shares vested during the period															9,097	9,804	26,842
Aggregate intrinsic value of options exercise			4,487		14,061
Unrecognized share-based compensation cost, net of estimated forfeitures																		38,086
Unrecognized compensation costs, weighted-average recognition period															6 months										3 years 3 months 18 days
Aggregate fair value, unvested																									1,098
Unrecognized share-based compensation cost																									5,713
Share based compensation, shares issued for service contribution										24,826,090	24,826,090
Share based compensation, shares issued par value per share									$ 0.00001	$ 0.00001
Share based compensation expense			$ 10,856	67,632		41,959		277,881		$ 31,217	206,037
Share based compensation expense per ordinary share										$ 1.234
Shares repurchased from Sunrise	2,686,965

Summary of Employee Share Option Activity Under Twenty Ten Plan (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Number of options
Outstanding, beginning balance		18,180,898
Granted	24,078,670	3,829,830
Exercised		(3,128,472)
Forfeited		(983,860)
Outstanding, ending balance		17,898,396	18,180,898
Vested and expected to vest at December 31, 2012		17,898,396
Exercisable as of December 31, 2012		11,715,639
Weighted average exercise price
Outstanding, beginning balance		$ 0.24
Granted	$ 0.15	$ 0.54
Exercised		$ 0.17
Forfeited		$ 0.89
Outstanding, ending balance		$ 0.28	$ 0.24
Vested and expected to vest at December 31, 2012		$ 0.28
Exercisable as of December 31, 2012		$ 0.19
Weighted average remaining contractual term
Outstanding, December 31, 2012		6 years 10 months 24 days	7 years 2 months 12 days
Vested and expected to vest at December 31, 2012		6 years 10 months 24 days
Exercisable as of December 31, 2012		6 years 3 months 18 days
Aggregate intrinsic value
Outstanding, December 31, 2012		$ 23,571	$ 23,425
Vested and expected to vest at December 31, 2012		23,571
Exercisable as of December 31, 2012		$ 16,485

Assumptions Used to Calculate Grant Date Estimated Fair Value of Share Options Using Black Scholes Option Model or Binomial Lattice Model (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2011 Before September 30,2011	Dec. 31, 2011 Before September 30,2011 Minimum	Dec. 31, 2011 Before September 30,2011 Maximum	Dec. 31, 2011 After September 30,2011	Dec. 31, 2011 After September 30,2011 Minimum	Dec. 31, 2011 After September 30,2011 Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rates, Minimum	2.06%	1.41%					1.03%			1.03%
Risk-free interest rates, Maximum	3.68%	2.35%					3.36%			3.36%
Expected life (years)				8 months 16 days		4 years 15 days		29 days	7 years 9 months
Sub optimal early exercise factor	2.2									2.2
Expected volatility, Minimum	57.01%	40.14%					24.25%			69.17%
Expected volatility, Maximum	68.03%	67.24%					76.00%
Expected dividend yield	0.00%	0.00%					0.00%			0.00%
Fair value of share option			$ 1.34	$ 0.83	$ 1.68			$ 1.2	$ 2.06		$ 1.02	$ 1.03

Restricted Stock Units Activity (Detail) (Restricted Stock Units (RSUs), USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (RSUs)
Number of RSUs
Granted	812,187
Vested	(107,582)
Forfeited	(18,762)
Unvested, ending balance	685,843
Weighted-average grant date fair value
Granted	$ 10.27
Vested	$ 11.01
Forfeited	$ 11.31
Unvested, ending balance	$ 10.12
Weighted-average remaining contractual terms (Years)
Unvested, December 31, 2012	9 years 4 months 24 days
Aggregated intrinsic value
Unvested, December 31, 2012	$ 1,098

Total Compensation Expense Recognized Relating to Options Granted to Employees (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenues USD ($)	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2012 Selling and Marketing Expense USD ($)	Dec. 31, 2012 Selling and Marketing Expense CNY	Dec. 31, 2011 Selling and Marketing Expense CNY	Dec. 31, 2010 Selling and Marketing Expense CNY	Dec. 31, 2012 General and administrative expense USD ($)	Dec. 31, 2012 General and administrative expense CNY	Dec. 31, 2011 General and administrative expense CNY	Dec. 31, 2010 General and administrative expense CNY	Dec. 31, 2012 Research and development expense USD ($)	Dec. 31, 2012 Research and development expense CNY	Dec. 31, 2011 Research and development expense CNY	Dec. 31, 2010 Research and development expense CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation expense	$ 10,856	67,632	41,959	71,844	$ 725	4,517	2,157	4,645	$ 1,687	10,508	5,763	11,884	$ 7,664	47,749	31,420	48,899	$ 780	4,858	2,619	6,416

Taxation - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended			36 Months Ended			36 Months Ended	1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jul. 31, 2012 Guangzhou Gehua Network Technology and Development Co., ("Gehua")	Jul. 31, 2012 Guangzhou Gehua Network Technology and Development Co., ("Gehua") If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period	Apr. 30, 2009 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2012 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2011 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2010 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2012 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2008 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Jan. 01, 2006 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")	Dec. 31, 2012 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period	Apr. 30, 2011 21Vianet Xi'an BPO Service Co., Ltd. ("Xi'an Sub")	Jun. 30, 2009 Beijing Fastweb Technology Company Limited	Jun. 30, 2009 Beijing Fastweb Technology Company Limited If HNTE Technical and Administrative Requirements has been Satisfied in the Initial Preferential Tax Rate Period	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2012 PRC Minimum	Dec. 31, 2012 PRC Maximum	Dec. 31, 2012 Hong Kong 21Vianet Group Limited ("21Vianet HK")	Dec. 31, 2011 Hong Kong 21Vianet Group Limited ("21Vianet HK")	Dec. 31, 2010 Hong Kong 21Vianet Group Limited ("21Vianet HK")
Income Taxes [Line Items]
Income tax rate																							16.50%	16.50%	16.50%
Unified enterprise income tax rate																	25.00%	25.00%	25.00%	25.00%
Tax holiday period												6 years
Tax holiday exemption period											3 years
Tax holiday, exemption rate										50.00%	100.00%
Tax holiday reduction in EIT rate period						3 years
Preferential tax rate				15.00%				12.50%	12.50%	15.00%	15.00%			15.00%	15.00%
Preferential tax rate, additional term				3 years	3 years								3 years		3 years	3 years
Expiration date of HNTE certificate							Dec 31, 2013
Preferential tax rate, starting period				2012											2009
Preferential tax rate, ending period				2014											2011
Income tax rate on PRC tax resident enterprises	25.00%	25.00%
Net tax operating losses from PRC subsidiaries and its consolidated VIE																	$ 4,272	26,616	19,987
Net tax operating losses expiration year																					2013	2018
Unrecognized tax benefits	1,981	12,340	26,801
Interest expense																	103	641	857	181
Accumulated interest expense																	$ 328	2,038	1,398

Profit or Loss From Continuing Operations Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Non-PRC USD ($)	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2011 Non-PRC CNY	Dec. 31, 2010 Non-PRC CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY
Schedule of Income Before Income Tax [Line Items]
(Loss) profit from continuing operations before income taxes	$ 15,056	93,815	59,616	(233,127)	$ (11,900)	(74,140)	(4,912)	(282,527)	$ 26,956	167,955	64,528	49,400

Income Tax Benefit or Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Components Of Income Tax Expense Benefit [Line Items]
Current	$ (7,300)	(45,481)	(32,169)	(10,581)
Deferred	1,496	9,322	18,492	8,993
Income tax benefit	$ (5,804)	(36,159)	(13,677)	(1,588)

Reconciliation Tax Computed Applying Statutory Income Tax Rate (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Tax Rate Reconciliation [Line Items]
(Loss) profit from continuing operations before income taxes	$ 15,056	93,815	59,616	(233,127)
Income tax benefit (expense) computed at applicable tax rates (25%)	(3,764)	(23,454)	(14,904)	58,282
Non-deductible expenses	(315)	(1,969)	(2,161)	(777)
Taxable income			(1,178)	(11,245)
Research and development expenses	692	4,313	2,982	533
Effect of tax holidays			827	3,621
Preferential rate	1,163	7,245	371
Current and deferred tax rate differences	290	1,804	1,331	553
International rate differences	(2,523)	(15,716)	(1,020)	(70,503)
Tax exempted income	423	2,635
Outside basis difference				613
Unrecognized tax benefits	(103)	(641)	(856)	(364)
Deferred tax expense	(593)	(3,695)		(105)
Change in valuation allowance	(845)	(5,263)	(32)	17,804
Prior year provision to return true up	(229)	(1,418)	963
Income tax benefit	$ (5,804)	(36,159)	(13,677)	(1,588)

Tax Holiday Benefit Per Basic and Diluted Earnings per share (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Tax Holiday [Line Items]
Basic	0.005	0.05
Diluted	0.004	0.05

Significant Components of Deferred Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current
Allowance for doubtful accounts	$ 8	53	314
Accrued salary and welfare	576	3,589	2,407
Accrued expenses	225	1,403	512
Contingent consideration payables-current	562	3,498	1,727
Deferred government grant	11	67
Valuation allowance	(4)	(25)	(88)
Net current deferred tax assets	1,378	8,585	4,872
Non-current
Tax losses	1,378	8,586	5,333
Property and equipment	1,140	7,102	4,824
Deferred government grant	729	4,540	1,281
Contingent consideration payables-non current	142	883	5,866
Others			23
Valuation allowance	(1,586)	(9,880)	(4,554)
Net non-current deferred tax assets	1,803	11,231	12,773
Total deferred tax assets	3,181	19,816	17,645
Non-current
Intangible assets	6,699	41,736	39,682
Capitalized interest	470	2,930
Total deferred tax liabilities	$ 7,169	44,666	39,682

Unrecognized Tax Benefits (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at beginning of year	$ 4,077	25,403	5,035
Reclass to income tax payable	(2,557)	(15,931)
Additions based on tax positions related to the current year	133	830	20,368
Balance at end of year	$ 1,653	10,302	25,403

Discontinued Operations (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Revenue	3,726
Cost of revenue	(3,846)
Gross loss	(120)
Operating expenses:
Sales and marketing expenses	(4,032)
General and administrative expenses	(8,167)
Research and development expenses	(3,046)
Loss before income tax expenses	(15,365)
Income tax benefit	2,413
Loss from discontinued operations	(12,952)

Related Party Transactions (Detail) In Thousands, unless otherwise specified	Oct. 01, 2011 Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") CNY	Dec. 31, 2010 VEE Office Rental CNY	Dec. 31, 2011 VEE Service Revenue CNY	Dec. 31, 2010 VEE Service Revenue CNY	Dec. 31, 2010 BJ Wanwei Office Rental CNY	Dec. 31, 2010 BJ Wanwei Service Revenue CNY	Dec. 31, 2010 BJ Wanwei Sales of property and equipment CNY	Dec. 31, 2012 SH Guotong Service Revenue USD ($)	Dec. 31, 2012 SH Guotong Service Revenue CNY	Dec. 31, 2011 SH Guotong Service Revenue CNY	Dec. 31, 2010 SH Guotong Service Revenue CNY	Dec. 31, 2011 GZ Juliang Service Revenue CNY	Dec. 31, 2010 GZ Juliang Service Revenue CNY	Dec. 31, 2011 21V BJ Service Revenue CNY	Dec. 31, 2010 21V BJ Service Revenue CNY	Dec. 31, 2011 21V FS Service Revenue CNY	Dec. 31, 2010 21V FS Service Revenue CNY	Dec. 31, 2010 Huo Ju Lian He Service Revenue CNY	Dec. 31, 2012 CE BJ Service Revenue CNY	Dec. 31, 2011 CE BJ Service Revenue CNY	Dec. 31, 2010 CE BJ Service Revenue CNY	Dec. 31, 2010 CE BJ Sales of property and equipment CNY	Dec. 31, 2010 CE BJ Sales of Intangible Assets CNY	Dec. 31, 2012 CE Soft BJ Service Revenue USD ($)	Dec. 31, 2012 CE Soft BJ Service Revenue CNY	Dec. 31, 2011 CE Soft BJ Service Revenue CNY	Dec. 31, 2010 CE Soft BJ Service Revenue CNY	Dec. 31, 2012 CE Soft BJ Equipment USD ($)	Dec. 31, 2012 CE Soft BJ Equipment CNY	Dec. 31, 2010 CE Soft BJ Sales of property and equipment CNY	Dec. 31, 2010 CE Soft BJ Sales of Intangible Assets CNY	Dec. 31, 2011 Tianjin Yunlifang Service Revenue CNY	Dec. 31, 2012 SH Guotong Services USD ($)	Dec. 31, 2012 SH Guotong Services CNY	Dec. 31, 2011 SH Guotong Services CNY	Dec. 31, 2010 SH Guotong Services CNY	Dec. 31, 2012 SH Guotong Equipment USD ($)	Dec. 31, 2012 SH Guotong Equipment CNY	Dec. 31, 2010 21V NB Services CNY	Dec. 31, 2011 21V NB Equipment Rental CNY	Dec. 31, 2012 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Services USD ($)	Dec. 31, 2012 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Services CNY	Dec. 31, 2011 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Services CNY	Dec. 31, 2011 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment Rental CNY	Dec. 31, 2010 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment Rental CNY	Dec. 31, 2011 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment CNY	Dec. 31, 2010 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") Equipment CNY	Dec. 31, 2010 21V QD Sales of Intangible Assets CNY	Dec. 31, 2012 Bitcool Media USD ($)	Dec. 31, 2012 Bitcool Media CNY	Dec. 31, 2010 Chief Executive Officer and Director CNY	Dec. 31, 2012 21V Xi'an USD ($)	Dec. 31, 2012 21V Xi'an CNY	Dec. 31, 2011 aBitCool Incorporated Telehouse Beijing Company Limited CNY	Dec. 31, 2011 Twenty One Vianet Zhi Hui Ke Ji Company Limited Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") CNY	Dec. 31, 2011 Twenty One Vianet Zhi Hui Ke Ji Company Limited Shenzhen Cloud Information Technology Co., Ltd. ("Shenzhen Cloud") CNY	Dec. 31, 2011 Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") CNY
Related Party Transaction [Line Items]
Related party transaction, loans provided																																																	$ 2,371	14,771
Revenue from related party transactions		51	303	1,061	60	1,006	4,526	4,361	27,171	8,181	11,322	268	1,173	3	5	39	4	896	1	854	541	4,396	428	35	215	90	2			1,518	466	93																23	41	253
Issuance of ordinary shares for Chen Sheng's past services- Sunrise																																																			206,037
Related party transaction expense																																	1,066	6,639	2,554	2,905			149	442	887	5,526	8,836	897	13,178
Purchase equity interests	18,200																																																			2,564	15,977	8,200	18,191	7,900	9
Related party transaction, purchase of equipment																												$ 83	515								$ 291	1,812								39,896	27,633

Related Party Transactions (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Telehouse Beijing Company Limited | aBitCool Incorporated
Related Party Transaction [Line Items]
Percentage of ownership acquired	10.00%	10.00%
Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") | Twenty One Vianet Zhi Hui Ke Ji Company Limited
Related Party Transaction [Line Items]
Percentage of ownership acquired		99.95%
Shanghai Cloud 21Vianet Network Co., Ltd. ("Shanghai Cloud") | Beijing 21Vianet Zhi Hui Neng Yuan System Technology Company Limited
Related Party Transaction [Line Items]
Percentage of ownership acquired		0.05%
Shenzhen Cloud Information Technology Co., Ltd. ("Shenzhen Cloud") | Twenty One Vianet Zhi Hui Ke Ji Company Limited
Related Party Transaction [Line Items]
Percentage of ownership acquired		100.00%

Related Party Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 SH Guotong USD ($)	Dec. 31, 2012 SH Guotong CNY	Dec. 31, 2011 SH Guotong CNY	Dec. 31, 2012 Bitcool Media USD ($)	Dec. 31, 2012 Bitcool Media CNY	Dec. 31, 2011 CE BJ CNY	Dec. 31, 2011 CE Soft BJ CNY	Dec. 31, 2011 Nanjing Chiguan Technology Development Company Limited CNY	Dec. 31, 2011 Chen Sheng CNY		Dec. 31, 2011 Zhang Jun CNY		Dec. 31, 2011 Hsiao Shang-Wen CNY		Dec. 31, 2011 Xiao Feng CNY		Dec. 31, 2011 Lai Ningning CNY		Dec. 31, 2011 Wang Yanguo CNY		Dec. 31, 2011 Lin Xiaodong CNY		Dec. 31, 2011 Li Heyang CNY		Dec. 31, 2011 Li Mei CNY		Dec. 31, 2012 Tianjin GuanBang Network Technology Company Limited USD ($)	Dec. 31, 2012 Tianjin GuanBang Network Technology Company Limited CNY	Dec. 31, 2011 Tianjin GuanBang Network Technology Company Limited CNY	Dec. 31, 2012 Concept Network Limited USD ($)	Dec. 31, 2012 Concept Network Limited CNY	Dec. 31, 2011 Concept Network Limited CNY	Dec. 31, 2011 Beijing Shi Dai Tong Lian Technology Company Limited CNY	Dec. 31, 2011 21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") CNY	Dec. 31, 2012 Beijing Huibang USD ($)	Dec. 31, 2012 Beijing Huibang CNY	Dec. 31, 2012 Sellers of Fastweb USD ($)	Dec. 31, 2012 Sellers of Fastweb CNY
Amount due from related parties
Amount due from related parties	$ 3,006	18,726	41,643	$ 594	3,702	92	$ 2,412	15,024	2	9	2,480	4,053	[1]	12,483	[1]	1,452	[1]	8,269	[1]	8,269	[1]	2,087	[1]	1,937	[1]	401	[1]	109	[1]
Amount due to related parties current
Amount due to related parties current	16,860	105,037	96,618																											6,355	39,592	21,209	7,665	47,755	43,656	25,069	6,684	131	815	2,709	16,875
Amount due to related parties non-current:
Amount due to related parties non-current	$ 13,855	86,316	124,493																											$ 1,079	6,723	40,216	$ 7,061	43,992	84,277					$ 5,715	35,601

[1]	Collectively, "the Nine Executives"

Related Party Transactions - Additional Information (Detail) (Bitcool Media) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Transactions with Third Party [Line Items]
Annual interest rate on loan provided	3.00%	3.00%
Interest Income from related pary loan	$ 41	253
Loan maturity date	2013-04	2013-04

Restricted Net Asset - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 PRC Minimum	Dec. 31, 2012 PRC Maximum
Statutory Accounting Practices [Line Items]
Minimum required Percentage of annual after-tax profit to the general statutory reserve			10.00%
Maximum requirement of each of the Entity's PRC Subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital				50.00%
Restricted net asset, PRC generally accepted accounting principles	$ 211,326	1,316,583

Basic and Diluted Earnings Loss Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator:
Net (loss) profit from continuing operations	$ 9,252	57,656	45,939	(234,715)
Less: net profit attributable to non-controlling interest	(214)	(1,332)	(27,495)	(7,722)
Net (loss) profit from continuing operations attributable to ordinary shareholders	9,038	56,324	18,444	(242,437)
Loss from discontinued operations				(12,952)
Net (loss) income attributable to the company's ordinary shareholders	$ 9,038	56,324	18,444	(255,389)
Denominator:
Weighted-average number of shares outstanding-basic	342,533,167	342,533,167	259,595,677	71,526,320
Weighted-average number of stock options and RSUs granted in connection with the stock option plan	14,251,042	14,251,042	57,211,984
Dilutive effect of preferred shares				110,966,180
Weighted-average number of shares outstanding-diluted	356,784,209	356,784,209	316,807,661	182,492,500
(Loss) earnings per share-Basic:
Net (loss) profit from continuing operations	$ 0.03	0.16	0.07	(3.39)
Loss from discontinued operations				(0.18)
Basic	$ 0.03	0.16	0.07	(3.57)
(Loss) earnings per share-Diluted:
Net (loss) profit from continuing Operations	$ 0.03	0.16	0.06	(3.39)
Loss from discontinued operations				(0.18)
Diluted	$ 0.03	0.16	0.06	(3.57)

Loss Earnings Per Share - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Earnings Per Share Disclosure [Line Items]
shares, stock split		10
Ordinary shares, par value		$ 0.00001
Convertible preferred shares, par value		$ 0.00001
Ordinary shares issued to share depositary bank	8,207,178
Convertible Preferred Stock
Earnings Per Share Disclosure [Line Items]
shares, stock split		10

Share Capital - Additional Information (Detail) (USD $)	1 Months Ended
	Jul. 31, 2012	Mar. 31, 2011	Oct. 31, 2010
Stockholders Equity Note [Line Items]
Ordinary shares, par value		$ 0.00001
Ordinary shares, shares issued			71,526,320
Ordinary shares, shares outstanding			71,526,320
Shares repurchased from Sunrise	2,686,965
Class A Ordinary Shares
Stockholders Equity Note [Line Items]
Ordinary shares, shares authorized		470,000,000	300,000,000
Ordinary shares, par value		$ 0.00001	0.00001
Entitled vote per ordinary share			1
Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Ordinary shares, shares authorized			300,000,000
Ordinary shares, par value			0.00001
Entitled vote per ordinary share			10
Conversion ratio, Class B ordinary share into Class A Ordinary Share			1
Series A preferred shares
Stockholders Equity Note [Line Items]
Convertible preferred shares, issued			41,408,340
Convertible preferred shares, outstanding			41,408,340
Series B preferred shares
Stockholders Equity Note [Line Items]
Convertible preferred shares, issued			69,557,840
Convertible preferred shares, outstanding			69,557,840

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Business Acquisition Contingent Consideration USD ($)	Dec. 31, 2012 Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Due to related parties Managed Network Entities Business Acquisition Contingent Consideration USD ($)	Dec. 31, 2012 Due to related parties Managed Network Entities Business Acquisition Contingent Consideration CNY	Dec. 31, 2011 Due to related parties Managed Network Entities Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Due to related parties Guangzhou Gehua Network Technology and Development Co., ("Gehua") Business Acquisition Contingent Consideration USD ($)	Dec. 31, 2012 Due to related parties Guangzhou Gehua Network Technology and Development Co., ("Gehua") Business Acquisition Contingent Consideration CNY	Dec. 31, 2011 Due to related parties Guangzhou Gehua Network Technology and Development Co., ("Gehua") Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Due to related parties Fastweb Acquisition Business Acquisition Contingent Consideration USD ($)	Dec. 31, 2012 Due to related parties Fastweb Acquisition Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Cash Equivalents Fixed rate time deposits USD ($)	Dec. 31, 2012 Cash Equivalents Fixed rate time deposits CNY	Dec. 31, 2011 Cash Equivalents Fixed rate time deposits CNY	Dec. 31, 2012 Short-term investments Fixed rate time deposits USD ($)	Dec. 31, 2012 Short-term investments Fixed rate time deposits CNY	Dec. 31, 2011 Short-term investments Fixed rate time deposits CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) CNY	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Cash Equivalents Fixed rate time deposits CNY	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Cash Equivalents Fixed rate time deposits CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Short-term investments Fixed rate time deposits CNY	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Short-term investments Fixed rate time deposits CNY	Dec. 31, 2011 Unobservable inputs (Level 3) CNY	Dec. 31, 2012 Unobservable inputs (Level 3) Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Unobservable inputs (Level 3) Due to related parties Managed Network Entities Business Acquisition Contingent Consideration CNY	Dec. 31, 2011 Unobservable inputs (Level 3) Due to related parties Managed Network Entities Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Unobservable inputs (Level 3) Due to related parties Guangzhou Gehua Network Technology and Development Co., ("Gehua") Business Acquisition Contingent Consideration CNY	Dec. 31, 2011 Unobservable inputs (Level 3) Due to related parties Guangzhou Gehua Network Technology and Development Co., ("Gehua") Business Acquisition Contingent Consideration CNY	Dec. 31, 2012 Unobservable inputs (Level 3) Due to related parties Fastweb Acquisition Business Acquisition Contingent Consideration CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 38,956	242,701	899,540											$ 3,210	20,000	5,000	$ 35,746	222,701	894,540	242,701	899,540	20,000	5,000	222,701	894,540
Liabilities measured at fair value on recurring basis			214,427	$ 8,424	52,476	$ 14,726	91,747	153,002	$ 7,434	46,315	61,425	$ 30,584	190,538													214,427	52,476	91,747	153,002	46,315	61,425	190,538

Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Payment of cash consideration CNY	Dec. 31, 2011 Payment of cash consideration CNY	Dec. 31, 2011 Payment of stock consideration CNY	Dec. 31, 2012 Reclassification to equity upon resolution of contingencies CNY	Dec. 31, 2011 Reclassification to equity upon resolution of contingencies CNY	Dec. 31, 2011 Managed Network Entities CNY	Dec. 31, 2011 Guangzhou Gehua Network Technology and Development Co., ("Gehua") CNY	Dec. 31, 2012 Fastweb International Holdings CNY
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	214,427	136,741	$ 30,584
Contingent purchase consideration payable									169,168	77,469	116,040
Changes in the fair value	17,430	63,185
Contingent consideration settlement				(59,598)	(82,195)	(20,156)	(97,761)	(129,785)
Transfers in and/or out of Level 3
Ending Balance	190,538	214,427	$ 30,584

Fair Value Measurement - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 Managed Network Entities USD ($)	Dec. 31, 2012 Managed Network Entities CNY	Dec. 31, 2012 Fastweb Acquisition USD ($)	Dec. 31, 2012 Fastweb Acquisition CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of contingent consideration in shares	$ 9,079	56,564	$ 6,613	41,197

Capital Commitments (Detail) (Capital Commitments, Computer and Network Equipment and Construction in Progress) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Long-term Purchase Commitment [Line Items]
2013	$ 22,751	141,740
2014	660	4,114
2015	680	4,239
Purchase Obligation, Total	$ 24,091	150,093

Commitments and Contingencies - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 CNY	Dec. 31, 2012 Noncurrent Liability USD ($)	Dec. 31, 2012 Noncurrent Liability CNY	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY
Commitments and Contingencies [Line Items]
Investment commitments	50,500
Operating leases, total rental expenses				3,865	24,082	15,363	7,346
Accrual for unrecognized tax benefits and interest		$ 1,981	12,340

Future Minimum Lease Payments Under Non Cancelable Operating Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Operating Leased Assets [Line Items]
2013	$ 13,383	83,377
2014	13,194	82,202
2015	12,718	79,235
2016	12,192	75,958
2017 and thereafter	57,948	361,019
Operating Leases, Future Minimum Payments Due, Total	$ 109,435	681,791

Purchase Commitments (Detail) (Purchase Commitments, Bandwidth and Cabinet Capacity) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Long-term Purchase Commitment [Line Items]
2013	$ 97,158	605,304
2014	11,731	73,083
2015	4,735	29,498
2016	796	4,962
2017 and thereafter	8,521	53,086
Purchase Obligation, Total	$ 122,941	765,933

Subsequent Events - Additional Information (Detail)	1 Months Ended		1 Months Ended
	Feb. 28, 2013 Lease Agreements CNY	Feb. 28, 2013 Series of Individually Immaterial Business Acquisitions Target Companies Acquisition CNY	Mar. 31, 2013 Issuance of Debt	Mar. 22, 2013 Issuance of Debt USD ($)	Mar. 22, 2013 Issuance of Debt CNY
Subsequent Event [Line Items]
Lease term	20 years
Rent-free period	3 years 6 months
Lease payment for the next 9 years after rent-free period ends	471,628,000
Business acquisition, equity interests acquired		100.00%
Business acquisition, cash consideration		17,500,000
Aggregate principal amount of bonds issued				$ 160,500,000	1,000,000,000
Interest rate on bonds issued				7.88%	7.88%
Bonds maturity date				2016	2016
Interest payment beginning date			Sep 22, 2013
Interest payment, frequency			Semi-annually

Parent Company Only Condensed Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2012 Class A Ordinary Shares Parent Company USD ($)	Dec. 31, 2012 Class A Ordinary Shares Parent Company CNY	Dec. 31, 2011 Class A Ordinary Shares Parent Company CNY	Dec. 31, 2012 Class B Ordinary Shares Parent Company USD ($)	Dec. 31, 2012 Class B Ordinary Shares Parent Company CNY	Dec. 31, 2011 Class B Ordinary Shares Parent Company CNY
Current assets
Cash				$ 2,263	14,097	34,224
Restricted cash	30,781	191,766	4,578	30,497	190,000
Short-term investment	35,746	222,701	894,540	19,695	122,701	894,540
Prepaid expenses and other current assets	15,370	95,756	47,575	2,979	18,562	16,739
Amount due from subsidiaries	157,340	980,246	497,851	157,340	980,246	497,851
Total current assets	202,752	1,263,157	1,551,221	212,774	1,325,606	1,443,354
Non-current assets
Restricted cash	35,574	221,628		16,051	100,000
Investments	9,245	57,599	8,200	80,288	500,204	212,110
Total non-current assets	275,079	1,713,762	851,731	96,339	600,204	212,110
Total assets	477,831	2,976,919	2,402,952	309,113	1,925,810	1,655,464
Current liabilities:
Accrued expenses and other payables	26,890	167,498	124,326	406	2,531	2,796
Amount due to a subsidiary			114			114
Amount due to related parties	16,860	105,037	96,618	2,709	16,875
Total current liabilities	130,042	810,147	462,537	3,115	19,406	2,910
Non-current liabilities
Amount due to related parties				5,715	35,601
Total non-current liabilities	44,536	277,467	270,691	5,715	35,601
Total liabilities	174,578	1,087,614	733,228	8,830	55,007	2,910
Shareholders' equity:
Ordinary shares							3	19	13	1	4	10
Additional paid-in capital	528,861	3,294,855	3,277,658	515,709	3,212,927	3,172,372
Accumulated other comprehensive loss	(9,208)	(57,367)	(54,779)	(9,828)	(61,232)	(57,290)
Accumulated deficit	(220,204)	(1,371,877)	(1,418,167)	(198,746)	(1,238,209)	(1,294,533)
Treasury stock	(3,323)	(20,702)	(168,018)	(6,856)	(42,706)	(168,018)
Total shareholders' equity	300,283	1,870,803	1,652,554	300,283	1,870,803	1,652,554
Total liabilities and shareholders' equity	$ 477,831	2,976,919	2,402,952	$ 309,113	1,925,810	1,655,464

Parent Company Only Condensed Statements of Operations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY
Operating expenses
General and administrative expenses	$ (24,640)	(153,512)	(82,926)	(282,298)	$ (12,618)	(78,611)	(49,424)	(281,113)
Operating (loss) profit	12,991	80,939	14,905	(232,806)	(12,618)	(78,611)	(49,424)	(281,113)
Other (expenses) income					1,694	10,570	45,344	(49,931)
Investment income					19,962	124,365	22,524	75,655
(Loss) profit from continuing operations before income taxes	15,056	93,815	59,616	(233,127)	9,038	56,324	18,444	(255,389)
Income tax expense	(5,804)	(36,159)	(13,677)	(1,588)
Net (loss) income attributable to the company's ordinary shareholders	$ 9,038	56,324	18,444	(255,389)	$ 9,038	56,324	18,444	(255,389)

Parent Company Only Condensed Statements of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ 27,917		173,923		166,135	81,372	$ (1,011)	(6,300)	(712)
Net cash (used in) generated from investing activities	(28,197)		(175,670)		(1,268,054)	(616)	43,799	272,873	(1,349,501)
Net cash generated from (used in) financing activities	3,844		23,952		1,443,947	(69,498)	(46,019)	(286,700)	1,382,900	1,537
Net increase (decrease) in cash	3,509		21,865		327,133	11,258	(3,231)	(20,127)	32,687	1,537
Cash and cash equivalents at beginning of year	65,873		410,389		83,256	71,998	5,494	34,224	1,537
Cash and cash equivalents at end of year	$ 69,382	[1]	432,254	[1]	410,389	83,256	$ 2,263	14,097	34,224	1,537

[1]	As of December 31, 2012, besides these cash and cash equivalents, the Company also holds fixed rate time deposits with maturities greater than three months of RMB222,701 (US$35,746).

Related Party Transactions Parent Company Only (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
aBitCool Incorporated
Related Party Transaction [Line Items]
Expenses paid on behalf by related party	2,485
Waiver of liability by related party	116,069
Beijing aBitCool Network Technology Co., Ltd. ("21Vianet Technology")
Related Party Transaction [Line Items]
Waiver of receivables to related party	28,990
Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")
Related Party Transaction [Line Items]
Waiver of receivables to related party	20,941

Related Party Balances Parent Company Only (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Sellers of Fastweb USD ($)	Dec. 31, 2012 Sellers of Fastweb CNY	Dec. 31, 2012 21Vianet Hong Kong USD ($)	Dec. 31, 2012 21Vianet Hong Kong CNY	Dec. 31, 2011 21Vianet Hong Kong CNY	Dec. 31, 2012 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") USD ($)	Dec. 31, 2012 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") CNY	Dec. 31, 2011 Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") CNY	Dec. 31, 2011 Beijing aBitCool Network Technology Co., Ltd. ("21Vianet Technology") CNY	Dec. 31, 2011 Zhiboxintong Beijing Network Technology Co., Ltd (ZBXT) CNY
Related Party Transaction [Line Items]
Amount due from subsidiaries	$ 157,340	980,246	497,851			$ 155,514	968,866	484,442	$ 1,826	11,380	13,409
Amount due to subsidiaries			114									66	48
Amount due to related parties, current				2,709	16,875
Amount due to related parties, non current				5,715	35,601
Amount due to related parties	$ 8,424	52,476